UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock Small Cap Index Fund

Quantitative Master Series LLC
Master International Index Series
Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc.

            and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 12/31/2014

Item 1 – Report to Stockholders

DECEMBER 31, 2014

ANNUAL REPORT

BlackRock Index Funds, Inc.

➢	BlackRock International Index Fund
➢	BlackRock Small Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

The Markets in Review

Dear Shareholder,

After an extended period of calm, market volatility increased over the course of 2014, driven largely by higher valuations in risk assets (such as equities and high yield bonds), rising geopolitical risks and expectations around global central bank policies. Several key trends drove strong performance in U.S. markets, particularly large-cap stocks, Treasuries and municipal bonds, while markets outside the U.S. were more challenged.

Investors began the year in search of relatively safer assets due to heightened risks in emerging markets, slowing growth in China and weakening U.S. economic data. As a result, equities globally declined in January while bond markets strengthened despite the expectation that interest rates would rise as the U.S. Federal Reserve had begun reducing its asset purchase programs. Strong demand for relatively safer assets pushed U.S. Treasury bond prices higher and thus kept rates low in the United States. This surprising development, as well as increasing evidence that the soft patch in U.S. economic data had been temporary and weather-related, brought equity investors racing back to the market in February.

In the months that followed, interest rates trended lower in a modest growth environment and more investors turned to equities in search of yield. Markets remained relatively calm despite rising tensions in Russia and Ukraine and further signs of decelerating growth in China. Strong corporate earnings, increased merger and acquisition activity and signs of a strengthening recovery in the U.S. and other developed economies kept equity prices moving higher. Not all segments benefited from these trends, however, as investors ultimately became wary of high valuations, resulting in a broad rotation into cheaper assets.

Volatility ticked up in the summer as geopolitical tensions escalated and investors feared that better U.S. economic indicators may compel the Fed to increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

Several themes dominated the markets in the fourth quarter, resulting in higher levels of volatility and the outperformance of U.S. markets versus other areas of the world. Economic growth strengthened considerably in the United States while the broader global economy showed signs of slowing. The European Central Bank and the Bank of Japan took aggressive measures to stimulate growth while the Fed moved toward tighter policy. This divergence in central bank policy caused further strengthening in the U.S. dollar versus other currencies. Oil prices, which had been falling gradually since the summer, plummeted in the fourth quarter due to a global supply-and-demand imbalance. Energy stocks sold off sharply and oil-exporting economies suffered, resulting in the poor performance of emerging market stocks.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.12%	13.69%
U.S. small cap equities (Russell 2000® Index)	1.65	4.89
International equities (MSCI Europe, Australasia, Far East Index)	(9.24)	(4.90)
Emerging market equities (MSCI Emerging Markets Index)	(7.84)	(2.19)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	4.33	10.72
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.96	5.97
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.00	9.25
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(2.84)	2.46
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2014	BlackRock International Index Fund

Investment Objective

BlackRock International Index Fund’s (the “Fund”), investment objective is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31, 2014, the Fund’s Institutional Shares returned (6.13)%, Investor A Shares returned (6.45)% and Class K Shares returned (6.12)%. The benchmark MSCI EAFE Index returned (4.90)% for the same period. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Master International Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

International equities exhibited higher volatility in 2014 amid rising geopolitical risks and uneven growth rates across the global economy. The year got off to a rough start due to heightened risks in emerging markets, slowing growth in China and softer economic data in the United States, while investors were bracing for the impact of the U.S. Federal Reserve scaling back on stimulus. Equity markets around the world declined sharply in January. But the sell-off was short-lived and international equities rebounded in February, particularly in Europe. Signs of a strengthening economic recovery combined with hopes that the European Central Bank (“ECB”) would soon take measures to combat the uncomfortably low level of inflation in the eurozone, fueled a rally in European stocks. The ECB ultimately took policy action in early June, with a bold move to a negative deposit rate.

•

However, high valuations and uncertainty around global central bank policies left equities particularly vulnerable to bad news. Consequently, geopolitical risks took a toll on international equity prices as tensions between Russia and Ukraine mounted and the fragmentation of Iraq led to escalating violence and a spike in oil prices during the summer. A ground war in Gaza, the downing of a civilian airliner over Malaysia, and Scotland’s flirtation with independence from the United Kingdom added to global headwinds, causing many investors to retreat from risk assets.

•

In the latter part of the year, economic growth strengthened in the United States, while the broader global economy showed signs of slowing. In Europe, most developed economies again struggled with sluggish activity and equity prices were tossed about between investors’ concerns about geopolitical turmoil and hopes for central bank stimulus. The continuation of the Russia-Ukraine conflict and a Russian currency crisis, as well as Greece’s failure to successfully elect a new president, drove volatility higher. In the eurozone, inflation rates continued to be dangerously low. Another round of policy easing from the ECB gave international equities a much-needed boost, but the significant depreciation of the euro and other currencies versus the U.S. dollar resulted in negative returns in the MSCI EAFE Index.

•

Similarly, Asian developed market equities performed well in local currency terms, but generated negative results on a U.S. dollar basis. As the Japanese economy struggled to get on its legs, the nation’s equity market benefited from central bank stimulus and positive sentiment toward structural reform. Strong corporate earnings results also pushed Japanese stocks higher, as did a surge of domestic inflows due to the reallocation of Japan’s Government Pension Investment Fund. However, a weakening yen versus a strengthening U.S. dollar resulted in Japanese equities having the largest negative effect on the performance of the MSCI EAFE Index.

•

In the latter months of 2014, the divergence in global central bank policies became a major theme in equity markets and the strong appreciation in the U.S. dollar pressured commodity prices. Oil prices in particular plunged as a global supply-and-demand imbalance materialized. While lower prices were harmful to economies that rely heavily on oil exports, most developed markets derived a boost in consumer spending, a positive for equity markets.

•

Stock markets in most countries represented in the MSCI EAFE Index declined (in U.S. dollar terms) in the 12-month period. U.K. and Japanese stocks, which represent the most significant weightings in the MSCI EAFE Index composition, lost 5.37% and 4.02%, respectively. Negative results came from other markets with notable index weights, including France (-9.92%), Australia (-3.55%) and Switzerland (-0.15%). On an absolute basis (in USD), Israeli stocks (+22.77%) generated stand-out performance and the worst performers included stocks in Portugal (-38.24%), Austria (-29.77%) and Norway (-21.74%).

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

BlackRock International Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index.

[3]	A free-float adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended December 31, 2014

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	(10.30)%	(6.13)%	4.88%	4.00%
Investor A	(10.50)	(6.45)	4.59	3.72
Class K5	(10.36)	(6.12)	4.91	4.05
MSCI EAFE Index	(9.24)	(4.90)	5.33	4.43

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related fees.

[5]	Class K Shares commenced operations on March 31, 2011.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period[6]	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$897.00	$1.58	$1,000.00	$1,023.54	$1.68	0.33%
Investor A	$1,000.00	$895.00	$2.39	$1,000.00	$1,022.68	$2.55	0.50%
Class K	$1,000.00	$896.40	$0.86	$1,000.00	$1,024.30	$0.92	0.18%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[7]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	5

Fund Summary as of December 31, 2014	BlackRock Small Cap Index Fund

Investment Objective

BlackRock Small Cap Index Fund’s (the “Fund”), investment objective is to match the performance of the Russell 2000® Index (the “Russell 2000®”) as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31, 2014, the Fund’s Institutional Shares returned 4.81%, Investor A Shares returned 4.54% and Class K Shares returned 4.87%. The benchmark Russell 2000® Index returned 4.89% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

U.S. equities moved higher in 2014 as domestic economic growth picked up momentum and interest rates continued to be low. Although volatility increased, levels generally remained below the historical norm. The year got off to a rough start, however, due to heightened risks in emerging markets, slowing growth in China and softer economic data in the United States, while investors were bracing for the impact of the U.S. Federal Reserve (the “Fed”) scaling back on stimulus. Equity markets around the world declined sharply in January. But the sell-off was short-lived and equities rebounded as uncertainty abated. Notably, relief came in the form of long-term interest rates remaining low even as the Fed reduced its open-market purchases. Additionally, investors were comforted by the Fed’s dovish stance on short-term rates and increasing evidence that the recent weakness in U.S. economic data had been temporary and weather-related.

•

Equity valuations were relatively high in the aftermath of the strong rally in 2013. Nevertheless, investors continued to favor equities in 2014 as bond yields were persistently low. Improving U.S. economic data, strong corporate earnings and increased merger and acquisition activity propelled market gains, pushing major U.S. stock indexes to all-time highs.

•

However, the combination of high valuations and expectations of higher interest rates left equities particularly vulnerable to bad news. Volatility increased as tensions between Russia and Ukraine mounted and investors considered the potential implications of economic sanctions. The fragmentation of Iraq led to escalating violence and a spike in oil prices during the summer. A ground war in Gaza, the downing of a civilian airliner over Malaysia, and Scotland’s flirtation with independence from the United Kingdom added to global headwinds, resulting in a challenging third quarter for equity markets.

•

U.S. economic growth strengthened considerably in the latter part of 2014. Initially, the good news was bad for stocks, spurring a sell-off in September as investors feared the Fed would raise short-term rates earlier than previously expected. But calm was restored when the Fed reaffirmed its anticipation that short-term rates would likely continue to be warranted for some time after its target employment and inflation levels are realized. U.S. stocks rebounded in October and continued their climb through year end as U.S. economic data continued to impress investors and help fuel a positive corporate earnings season.

•

While the pace of U.S. economic growth strengthened, the broader global economy showed signs of slowing. This drove volatility higher as the divergence in global central bank policies became a major theme in equity markets. While the Fed moved toward tightening policy, the European Central Bank and Bank of Japan implemented easing measures to stimulate their economies and support their currencies. However, the U.S. equity market absorbed much of the increased liquidity flowing from foreign central banks as global investors sought relative stability in a world of rising geopolitical tensions and uneven economic growth.

•

As the U.S. economy strengthened, so did the U.S. dollar, which put downward pressure on commodity prices. Oil prices in particular plunged in the latter months of 2014 as a global supply-and-demand imbalance materialized. Lower oil prices led to a pickup in consumer spending in the United States, a positive for U.S. stocks.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 2000® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

BlackRock Small Cap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000® Index and in derivative instruments linked to the Russell 2000® Index.

[3]

An unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Performance Summary for the Period Ended December 31, 2014

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	1.68%	4.81%	15.44%	7.48%
Investor A	1.53	4.54	15.14	7.20
Class K5	1.73	4.87	15.51	7.54
Russell 2000® Index	1.65	4.89	15.55	7.77

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 8 for a detailed description of share classes, including related fees, if any.

[5]	Class K commenced operations on March 31, 2011.

Past	performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period[6]	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,016.80	$1.07	$1,000.00	$1,024.15	$1.07	0.21%
Investor A	$1,000.00	$1,015.30	$2.34	$1,000.00	$1,022.89	$2.35	0.52%
Class K	$1,000.00	$1,017.30	$0.81	$1,000.00	$1,024.40	$0.82	0.16%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[7]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See	“Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	7

About Fund Performance
•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 3 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 1, 2014 and held through December 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

8	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Statements of Assets and Liabilities

December 31, 2014	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Assets
Investments at value — from Master International Index Series and Master Small Cap Index Series (each, a “Series”), respectively[1]	$2,112,826,456	$133,463,563
Capital shares sold receivable	5,086,140	84,468
Withdrawals receivable from the Series	—	1,138,284
Receivable from administrator	82,650	10,515
Prepaid expenses	550,342	32,794

Total assets	2,118,545,588	134,729,624

Liabilities
Capital shares redeemed payable	2,499,727	1,222,752
Service fees payable	71,189	17,468
Officer’s fees payable	69	20
Administration fees payable	20,761	—
Contributions payable to the Series	2,586,413	—
Other accrued expenses payable	84,357	26,327

Total liabilities	5,262,516	1,266,567

Net Assets	$2,113,283,072	$133,463,057

Net Assets Consist of
Paid-in capital	$2,180,551,899	$100,100,346
Distributions in excess of investment income	(2,581,716)	(102,440)
Accumulated net realized loss	(56,617,905)	(2,003,589)
Net unrealized appreciation/depreciation	(8,069,206)	35,468,740

Net Assets	$2,113,283,072	$133,463,057

[1] Investments at cost	$2,120,895,662	$97,994,823

Net Asset Value
Institutional:
Net assets	$1,764,794,313	$46,987,562

Shares outstanding[2]	144,561,745	2,830,164

Net asset value	$12.21	$16.60

Investor A:
Net assets	$332,474,711	$83,858,785

Shares outstanding[2]	27,425,559	5,047,254

Net asset value	$12.12	$16.61

Class K:
Net assets	$16,014,048	$2,616,710

Shares outstanding[2]	1,311,249	157,413

Net asset value	$12.21	$16.62

[2] 208 million shares authorized, $0.0001 par value.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	9

Statements of Operations

Year Ended December 31, 2014	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$19,006,008	$1,705,473
Securities lending — affiliated — net	45,282	285,945
Dividends — affiliated	7,020	19,841
Foreign taxes withheld	(1,682,048)	(1,628)
Expenses	(429,598)	(116,762)
Fees waived	13,320	8,166

Total income	16,959,984	1,901,035

Fund Expenses
Administration	354,245	180,651
Service — Investor A	815,999	205,123
Transfer agent — Institutional	48,162	27,522
Transfer agent — Investor A	322,364	64,026
Transfer agent — Class K	265	361
Registration	84,770	51,924
Professional	66,022	57,029
Printing	36,479	15,294
Officer	226	75
Miscellaneous	12,866	10,766

Total expenses	1,741,398	612,771
Less administration fees waived	(268,181)	(168,065)
Less transfer agent fees waived and/or reimbursed — class specific	(158,180)	(24,606)

Total expenses after fees waived and/or reimbursed	1,315,037	420,100

Net investment income	15,644,947	1,480,935

Realized and Unrealized Gain (Loss) Allocated from the Series
Net realized gain (loss) from investments, financial futures contracts and foreign currency transactions	(6,707,171)	11,431,686
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency translations	(99,989,047)	(7,088,981)

Net realized and unrealized gain (loss)	(106,696,218)	4,342,705

Net Increase (Decrease) in Net Assets Resulting from Operations	$(91,051,271)	$5,823,640

See Notes to Financial Statements.

10	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Statements of Changes in Net Assets

	BlackRock International Index Fund		BlackRock Small Cap Index Fund
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$15,644,947	$7,947,227	$1,480,935	$1,538,848
Net realized gain (loss)	(6,707,171)	(3,186,390)	11,431,686	9,238,334
Net change in unrealized appreciation/depreciation	(99,989,047)	58,864,584	(7,088,981)	27,192,380

Net increase (decrease) in net assets resulting from operations	(91,051,271)	63,625,421	5,823,640	37,969,562

Distributions to Shareholders From[1]
Net investment income:
Institutional	(12,556,660)	(1,625,236)	(712,508)	(637,619)
Investor A	(1,638,076)	(6,601,334)	(1,007,255)	(706,766)
Class K	(119,038)	(54,078)	(40,628)	(11,944)
Net realized gain:
Institutional	—	—	(3,858,445)	(1,093,818)
Investor A	—	—	(6,546,880)	(1,553,975)
Class K	—	—	(212,248)	(21,681)

Decrease in net assets resulting from distributions to shareholders	(14,313,774)	(8,280,648)	(12,377,964)	(4,025,803)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	1,835,861,523	50,389,204	(5,003,618)	17,405,626

Net Assets
Total increase (decrease) in net assets	1,730,496,478	105,733,977	(11,557,942)	51,349,385
Beginning of year	382,786,594	277,052,617	145,020,999	93,671,614

End of year	$2,113,283,072	$382,786,594	$133,463,057	$145,020,999

Undistributed (distributions in excess of) net investment income, end of year	$(2,581,716)	$(2,082,337)	$(102,440)	$148,170

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	11

Financial Highlights	BlackRock International Index Fund

	Institutional
	Year Ended December 31,
	2014	2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$13.11	$11.06		$9.63		$11.42	$10.97

Net investment income[1]	0.24	0.32		0.33		0.35	0.25
Net realized and unrealized gain (loss)	(1.04)	2.04		1.45		(1.79)[2]	0.53	[2]

Net increase (decrease) from investment operations	(0.80)	2.36		1.78		(1.44)	0.78

Distributions from net investment income	(0.10)	(0.31)		(0.35)		(0.35)	(0.33)

Net asset value, end of year	$12.21	$13.11		$11.06		$9.63	$11.42

Total Return[4]
Based on net asset value	(6.13)%	21.52%		18.58%		(12.55)%	7.26%

Ratios to Average Net Assets[5]
Total expenses	0.16% [6]	0.40%	[6]	0.42%	[6]	0.44% [6]	0.47%

Total expenses after fees waived and/or reimbursed	0.11% [6]	0.35%	[6]	0.34%	[6]	0.35% [6]	0.46%

Net investment income	1.91% [6]	2.64%	[6]	3.22%	[6]	3.14% [6]	2.35%

Supplemental Data
Net assets, end of year (000)	$1,764,794	$71,826		$52,589		$70,169	$112,145

Portfolio turnover of the Series	6%	8%		21%		6%	8%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

12	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Financial Highlights (continued)	BlackRock International Index Fund

	Investor A
	Year Ended December 31,
	2014	2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$13.02	$10.99		$9.57		$11.36	$10.91

Net investment income[1]	0.41	0.29		0.30		0.31	0.23
Net realized and unrealized gain (loss)	(1.25)	2.02		1.45		(1.77)[2]	0.52 [2]

Net increase (decrease) from investment operations	(0.84)	2.31		1.75		(1.46)	0.75

Distributions from net investment income[3]	(0.06)	(0.28)		(0.33)		(0.33)	(0.30)

Total distributions	(0.06)	(0.28)		(0.33)		(0.33)	(0.30)

Net asset value, end of year	$12.12	$13.02		$10.99		$9.57	$11.36

Total Return[4]
Based on net asset value	(6.45)%	21.20%		18.33%		(12.84)%	7.02%

Ratios to Average Net Assets[5]
Total expenses	0.52% [6]	0.69%	[6]	0.69%	[6]	0.70% [6]	0.74%

Total expenses after fees waived and/or reimbursed	0.43% [6]	0.60%	[6]	0.60%	[6]	0.60% [6]	0.73%

Net investment income	3.13% [6]	2.41%	[6]	2.90%	[6]	2.84% [6]	2.16%

Supplemental Data
Net assets, end of year (000)	$332,475	$308,624		$223,754		$168,266	$163,033

Portfolio turnover of the Series	6%	8%		21%		6%	8%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	13

Financial Highlights (concluded)	BlackRock International Index Fund

	Class K
	Year Ended December 31,			Period March 31, 2011[1] to December 31, 2011
	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period.	$13.11	$11.06	$9.63	$11.80

Net investment income[2]	0.34	0.28	0.22	0.26
Net realized and unrealized gain (loss)	(1.14)	2.09	1.57	(2.08)

Net increase (decrease) from investment operations	(0.80)	2.37	1.79	(1.82)

Distributions from net investment income[3]	(0.10)	(0.32)	(0.36)	(0.35)

Total distributions	(0.10)	(0.32)	(0.36)	(0.35)

Net asset value, end of period	$12.21	$13.11	$11.06	$9.63

Total Return[4]
Based on net asset value	(6.12)%	21.57%	18.65%	(15.38)%	[5]

Ratios to Average Net Assets[6,7]
Total expenses	0.15%	0.36%	0.33%	0.48%	[8]

Total expenses after fees waived and/or reimbursed	0.11%	0.30%	0.29%	0.30%	[8]

Net investment income	2.65%	2.29%	2.11%	3.27%	[8]

Supplemental Data
Net assets, end of period (000)	$16,014	$2,336	$710	$20

Portfolio turnover of the Series	6%	8%	21%	6%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional
	Year Ended December 31,
	2014		2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$17.51		$12.99		$11.51		$12.21	$9.70

Net investment income[1]	0.20		0.22		0.24		0.14	0.08
Net realized and unrealized gain (loss)	0.56		4.83		1.61		(0.69)[2]	2.51 [2]

Net increase (decrease) from investment operations	0.76		5.05		1.85		(0.55)	2.59

Distributions from:[3]
Net investment income	(0.26)		(0.19)		(0.37)		(0.15)	(0.08)
Net realized gain	(1.41)		(0.34)		—		—	—

Total distributions	(1.67)		(0.53)		(0.37)		(0.15)	(0.08)

Net asset value, end of year	$16.60		$17.51		$12.99		$11.51	$12.21

Total Return[4]
Based on net asset value	4.81%		39.14%		16.10%		(4.49)%	26.77%

Ratios to Average Net Assets[5]
Total expenses	0.35%	[6]	0.51%	[6]	0.60%	[6]	0.61% [6]	0.57%

Total expenses after fees waived and/or reimbursed	0.23%	[6]	0.29%	[6]	0.28%	[6]	0.30% [6]	0.52%

Net investment income	1.17%	[6]	1.45%	[6]	1.88%	[6]	1.14% [6]	0.80%

Supplemental Data
Net assets, end of year (000)	$46,988		$60,707		$44,328		$49,829	$71,443

Portfolio turnover of the Series	21%		22%		68%		31%	42%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	15

Financial Highlights (continued)	BlackRock Small Cap Index Fund

	Investor A
	Year Ended December 31,
	2014		2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$17.52		$13.01		$11.51		$12.21	$9.71

Net investment income[1]	0.16		0.19		0.21		0.11	0.06
Net realized and unrealized gain (loss)	0.56		4.82		1.62		(0.70)	2.50 [2]

Net increase (decrease) from investment operations	0.72		5.01		1.83		(0.59)	2.56

Distributions from:[3]
Net investment income	(0.22)		(0.16)		(0.33)		(0.11)	(0.06)
Net realized gain	(1.41)		(0.34)		—		—	—

Total distributions	(1.63)		(0.50)		(0.33)		(0.11)	(0.06)

Net asset value, end of year	$16.61		$17.52		$13.01		$11.51	$12.21

Total Return[4]
Based on net asset value	4.54%		38.72%		15.96%		(4.76)%	26.35%

Ratios to Average Net Assets[5]
Total expenses	0.63%	[6]	0.77%	[6]	0.88%	[6]	0.88% [6]	0.80%

Total expenses after fees waived and/or reimbursed	0.48%	[6]	0.55%	[6]	0.55%	[6]	0.55% [6]	0.78%

Net investment income	0.95%	[6]	1.20%	[6]	1.64%	[6]	0.88% [6]	0.53%

Supplemental Data
Net assets, end of year (000)	$83,859		$83,118		$49,303		$45,263	$47,252

Portfolio turnover of the Series	21%		22%		68%		31%	42%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Distribution for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

16	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Financial Highlights (concluded)	BlackRock Small Cap Index Fund

	Class K
	Year Ended December 31,			Period March 31, 2011[1] to December 31, 2011
	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$17.53	$13.01	$11.51	$13.17

Net investment income[2]	0.23	0.25	0.25	0.11
Net realized and unrealized gain (loss)	0.54	4.81	1.62	(1.62)

Net increase (decrease) from investment operations	0.77	5.06	1.87	(1.51)

Distributions from:[3]
Net investment income	(0.27)	(0.20)	(0.37)	(0.15)
Net realized gain	(1.41)	(0.34)	—	—

Total distributions	(1.68)	(0.54)	(0.37)	(0.15)

Net asset value, end of period	$16.62	$17.53	$13.01	$11.51

Total Return[4]
Based on net asset value	4.87%	39.14%	16.30%	(11.42)%	[5]

Ratios to Average Net Assets[6,7]
Total expenses	0.32%	0.49%	0.68%	0.68%	[8]

Total expenses after fees waived and/or reimbursed	0.18%	0.25%	0.25%	0.25%	[8]

Net investment income	1.35%	1.57%	1.99%	1.28%	[8]

Supplemental Data
Net assets, end of period (000)	$2,617	$1,196	$40	$22

Portfolio turnover of the Series	21%	22%	68%	31%

[1]	Commencement of operations

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	17

Notes to Financial Statements	BlackRock Index Funds, Inc.

1. Organization:

BlackRock International Index Fund (“International Index”) and BlackRock Small Cap Index Fund (“Small Cap Index”) (collectively, the “Funds” or individually, a “Fund”), are each a series of BlackRock Index Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund is classified as diversified. The Funds seek to achieve their investment objectives by investing all of their assets in Master International Index Series (“Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”), respectively (collectively, the “Series” or individually, a “Series”), of Quantitative Master Series LLC (the “Master LLC”), an affiliate of the Funds, each of which has the same investment objective and strategies as the corresponding Fund. The value of the Fund’s investment in the applicable Series reflects the Fund’s proportionate interest in the net assets of the Series. The performance of the Funds is directly affected by the performance of the Series. At December 31, 2014, the percentages of Master International Index and Master Small Cap Index owned by International Index and Small Cap Index were 79.12% and 19.04%, respectively. As such, the financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Each Fund offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a front-end sales charge, and may be subject to a CDSC for certain redemptions where no intial sales charge was paid at the time of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

2. Significant Accounting Policies

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”)(generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of the Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Each Fund’s policy is to fair value its financial instruments at market value. The Funds record their investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the applicable Series. Valuation of securities held by the Series is discussed in Note 2 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade date basis. The Funds record daily their proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

The Corporation, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, International Index and Small Cap Index pay the Administrator a monthly fee at an annual rate of 0.03% and 0.08%, respectively, of the average daily value of the Funds’ net assets. Effective March 21, 2014, the administration fee was reduced to 0.24% and 0.29%, respectively of the average daily value of the Funds’ net assets. The Funds do not pay an investment advisory or management fee.

18	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

The Administrator contractually agreed to waive and/or reimburse fees or expenses, in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. Prior to March 21, 2014, the expense limitations as a percentage of average daily net assets were as follows:

	International Index	Small Cap Index
Institutional	0.35%	0.30%
Investor A	0.60%	0.55%
Class K	0.30%	0.25%

Effective March 21, 2014, the expense limitations as a percentage of average daily net assets are as follows:

	International Index	Small Cap Index
Institutional	0.14%	0.21%
Investor A	0.39%	0.46%
Class K	0.09%	0.16%

The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2015 unless approved by the Corporation’s Board, including a majority of the Independent Directors. These amounts are shown as administration fees waived and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations.

For the year ended December 31, 2014, the amounts shown as transfer agent fees waived and/or reimbursed — class specific were as follows:

	International Index	Small Cap Index
Institutional	$1,522	$1,123
Investor A	$156,430	$23,124
Class K	$228	$359

The Funds entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees with respect to their Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to Investor A shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2014, the Funds paid the following amounts to affiliates in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	International Index	Small Cap Index
Investor A	—	$75

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the twelve months ended December 31, 2014, each Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	International Index	Small Cap Index
Institutional	$705	$427
Investor A	$4,391	$2,322
Class K	$17	$6

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	19

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

4. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2014, the following permanent differences attributable to foreign currency transactions and the sale or passive foreign investment companies by the Series were reclassified to the following accounts:

	International Index	Small Cap Index
Distributions in excess of net investment income	$(1,830,552)	$28,846
Accumulated net realized loss	$1,830,552	$(28,846)

The tax character of distributions paid during the fiscal years ended December 31, 2014 and December 31, 2013 were as follows

		International Index	Small Cap Index
Ordinary income	12/31/14	$14,313,774	$2,186,848
	12/31/13	8,280,648	1,356,329
Long-term capital gains	12/31/14	—	10,191,116
	12/31/13	—	2,669,474

Total	12/31/14	$14,313,774	$12,377,964

	12/31/13	$8,280,648	$4,025,803

As of December 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

	International Index	Small Cap Index
Undistributed net investment income	$1,384,356	$21,894
Undistributed long-term capital gains	—	1,868,175
Capital loss carryforwards	(42,978,551)	—
Net unrealized gains (losses)[1]	(22,475,132)	31,472,642
Qualified late-year losses[2]	(3,199,500)	—

Total	$(67,268,827)	$33,362,711

[1]	The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the timing and recognition of partnership income.

[2]	The Series has elected to defer certain late-year losses and recognize such losses in the next taxable year.

As of December 31, 2014, International Index had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,	International Index
2016	$4,270,741
2017	6,596,186
No expiration date[3]	32,111,624

Total	$42,978,551

[3]	Must be utilized prior to losses subject to expiration.

5. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2014		Year Ended December 31, 2013
International Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	144,662,721	$1,845,029,543	2,307,793	$28,259,339
Shares issued to shareholders in reinvestment of distributions	1,030,829	12,541,117	118,137	1,469,546
Shares redeemed	(6,610,394)	(84,894,321)	(1,702,180)	(20,394,277)

Net increase	139,083,156	$1,772,676,339	723,750	$9,334,608

20	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Notes to Financial Statements (concluded)	BlackRock Index Funds, Inc.

	Year Ended December 31, 2014		Year Ended December 31, 2013
International Index	Shares	Amount	Shares	Amount
Investor A
Shares sold	11,606,455	$151,854,021	8,157,663	$97,856,110
Shares issued to shareholders in reinvestment of distributions	132,973	1,629,568	531,595	6,563,648
Shares redeemed	(8,019,713)	(105,018,790)	(5,347,646)	(64,736,792)

Net increase	3,719,715	$48,464,799	3,341,612	$39,682,966

Class K
Shares sold	1,344,085	$17,426,754	142,049	$1,709,658
Shares issued to shareholders in reinvestment of distributions	9,743	119,038	4,293	53,404
Shares redeemed	(220,728)	(2,825,407)	(32,374)	(391,432)

Net increase	1,133,100	$14,720,385	113,968	$1,371,630

Total Net Increase (Decrease)	143,935,971	$1,835,861,523	4,179,330	$50,389,204

	Year Ended December 31, 2014		Year Ended December 31, 2013
Small Cap Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,065,529	$18,355,091	1,391,454	$21,530,848
Shares issued to shareholders in reinvestment of distributions	272,582	4,364,658	96,233	1,594,347
Shares redeemed	(1,975,628)	(33,823,911)	(1,432,058)	(21,790,150)

Net increase (decrease)	(637,517)	$(11,104,162)	55,629	$1,335,045

Investor A
Shares sold and automatic conversion of shares	1,065,381	$18,374,630	1,794,352	$27,777,242
Shares issued to shareholders in reinvestment of distributions	451,129	7,219,938	123,926	2,058,237
Shares redeemed	(1,213,790)	(21,038,490)	(964,345)	(14,728,990)

Net increase	302,720	$4,556,078	953,933	$15,106,489

Class K
Shares sold	125,184	$2,169,394	74,025	$1,102,083
Shares issued to shareholders in reinvestment of distributions	15,634	249,688	1,967	32,605
Shares redeemed	(51,667)	(874,616)	(10,838)	(170,596)

Net increase	89,151	$1,544,466	65,154	$964,092

Total Net Increase (Decrease)	(245,646)	$(5,003,618)	1,074,716	$17,405,626

At December 31, 2014, 1,898 Class K Shares of Small Cap Index were owned by affiliates.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	21

Report of Independent Registered Public Accounting Firm	BlackRock Index Funds, Inc.

To the Shareholders of BlackRock International Index Fund and BlackRock Small Cap Index Fund and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of BlackRock International Index Fund and BlackRock Small Cap Index Fund, each one of the series constituting BlackRock Index Funds, Inc., (the “Funds”) as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock International Index Fund and BlackRock Small Cap Index Fund, of BlackRock Index Funds, Inc., as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 18, 2015

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds for the taxable year ended December 31, 2014.

	Payable Date	International Index	Small Cap Index
Qualified Dividend Income for Individuals[1,2]	7/18/2014 12/12/2014 1/5/2015	100.00% 94.54% 94.54%	— 67.33%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	12/12/2014	—	64.19%
Foreign Source Income[2]	7/18/2014 12/12/2014 1/5/2015	100.00% 100.00% 100.00%	— — —
Foreign Taxes Paid Per Share[3]	7/18/2014 12/12/2014 1/5/2015	$0.001010 $0.009015 $0.000507	— — —

[1]	The Funds hereby designate the percentage indicated or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]

The foreign taxes paid represent taxes incurred by the Funds on income received by the Funds from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Additionally, Small Cap Index Fund distributed long-term capital gains of $0.164310 and $1.188264 per share to shareholders of record on July 16, 2014 and December 11, 2014, respectively.

22	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Series Portfolio Information as of December 31, 2014	Quantitative Master Series LLC

Master International Index Series

Master Small Cap Index Series

Ten Largest Holdings	Percent of Long-Term Investments

Nestlé SA, Registered Shares	2%
Novartis AG, Registered Shares	2
Roche Holding AG	2
HSBC Holdings PLC	1
Toyota Motor Corp.	1
Royal Dutch Shell PLC	1
BP PLC	1
Bayer AG, Registered Shares	1
Commonwealth Bank of Australia	1
Total SA	1

Geographic Allocation	Percent of Long-Term Investments

Japan	21%
United Kingdom	19
France	10
Switzerland	10
Germany	9
Australia	8
Netherlands	5
Spain	4
Sweden	3
Hong Kong	3
Italy	2
Other[1]	6

[1]	Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.

Ten Largest Holdings	Percent of Long-Term Investments

Isis Pharmaceuticals, Inc.	0.4%
TriQuint Semiconductor, Inc.	0.3
Brunswick Corp.	0.3
RF Micro Devices, Inc.	0.3
Office Depot, Inc.	0.3
LaSalle Hotel Properties	0.3
Graphic Packaging Holding Co.	0.3
Puma Biotechnology, Inc.	0.2
RLJ Lodging Trust	0.2
Ultimate Software Group, Inc.	0.2

Sector Allocation	Percent of Long-Term Investments

Financial	24%
Information Technology	18
Health Care	15
Consumer Discretionary	14
Industrials	14
Materials	4
Utilities	4
Consumer Staples	3
Energy	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	23

Schedule of Investments December 31, 2014	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.3%
AGL Energy, Ltd.	134,154	$1,463,231
ALS Ltd.	92,006	398,550
Alumina Ltd. (a)	512,206	739,983
Amcor Ltd.	254,055	2,795,197
AMP Ltd.	622,719	2,773,441
APA Group	260,454	1,574,520
Asciano Ltd.	211,529	1,035,910
ASX Ltd.	44,552	1,329,188
Aurizon Holdings Ltd.	462,702	1,731,557
AusNet Services	449,402	485,521
Australia & New Zealand Banking Group Ltd.	580,373	15,101,270
Bank of Queensland Ltd.	78,442	772,804
Bendigo and Adelaide Bank Ltd.	97,453	1,013,310
BGP Holdings PLC (a)	783,183	9
BHP Billiton Ltd.	676,186	15,986,810
Boral Ltd.	160,991	690,868
Brambles Ltd.	329,173	2,835,572
Caltex Australia Ltd.	30,182	837,462
Coca-Cola Amatil Ltd.	127,342	961,440
Cochlear Ltd.	11,624	733,321
Commonwealth Bank of Australia	341,351	23,716,636
Computershare Ltd.	90,027	861,167
Crown Resorts Ltd.	70,081	720,739
CSL Ltd.	99,920	7,018,950
Dexus Property Group	191,750	1,085,468
Federation Centres Ltd.	290,920	677,339
Flight Centre Travel Group Ltd.	12,329	326,361
Fortescue Metals Group Ltd.	342,631	752,294
Goodman Group	348,641	1,610,332
GPT Group	348,352	1,232,833
Harvey Norman Holdings Ltd.	122,036	333,107
Healthscope Ltd. (a)	246,247	544,021
Iluka Resources Ltd.	75,214	361,218
Incitec Pivot Ltd.	325,883	842,967
Insurance Australia Group Ltd.	493,908	2,507,824
Leighton Holdings Ltd.	23,200	422,438
Lend Lease Group	120,232	1,601,354
Macquarie Group Ltd.	60,864	2,870,154
Medibank Pvt, Ltd. (a)	579,560	1,140,298
Metcash Ltd.	170,560	257,049
Mirvac Group	775,736	1,122,141
National Australia Bank Ltd.	498,087	13,582,962
Newcrest Mining Ltd. (a)	156,844	1,380,060
Novion Property Group	426,508	733,090
Orica Ltd.	77,792	1,192,053
Origin Energy Ltd.	234,203	2,215,899
Qantas Airways Ltd. (a)	112,951	219,386
QBE Insurance Group Ltd.	282,815	2,568,069
Ramsay Health Care Ltd.	27,140	1,258,161
REA Group Ltd.	13,923	510,475
Rio Tinto Ltd.	91,745	4,301,088
Santos Ltd.	213,333	1,425,016
Scentre Group (a)	1,120,972	3,175,906
Seek Ltd.	70,701	985,862
Sonic Healthcare Ltd.	79,491	1,195,907
Common Stocks	Shares	Value
Australia (concluded)
Stockland	507,923	$1,697,419
Suncorp Group Ltd.	270,880	3,094,474
Sydney Airport	221,305	847,265
Tabcorp Holdings Ltd.	174,938	590,541
Tatts Group Ltd.	281,428	791,516
Telstra Corp. Ltd.	916,913	4,451,452
Toll Holdings Ltd.	131,276	625,334
TPG Telecom Ltd.	63,778	348,883
Transurban Group	381,301	2,657,180
Treasury Wine Estates Ltd.	149,095	575,473
Wesfarmers Ltd.	236,540	8,008,687
Westfield Corp. (a)	415,643	3,046,813
Westpac Banking Corp.	654,576	17,605,326
Woodside Petroleum Ltd.	156,119	4,828,341
Woolworths Ltd.	265,256	6,591,505
WorleyParsons Ltd.	39,073	320,064

		194,088,861
Austria — 0.2%
Andritz AG	15,286	840,365
Erste Group Bank AG	60,899	1,416,430
IMMOFINANZ AG (a)	211,895	533,660
OMV AG	28,050	744,819
Raiffeisen Bank International AG	21,912	334,816
Strabag SE	30,711	—
Vienna Insurance Group AG	8,077	360,993
Voestalpine AG	24,354	962,301

		5,193,384
Belgium — 1.3%
Ageas	47,677	1,695,165
Anheuser-Busch InBev NV	169,299	19,053,133
Belgacom SA	31,472	1,141,914
Colruyt SA	13,316	619,054
Delhaize Group	20,521	1,494,448
Groupe Bruxelles Lambert SA	17,077	1,457,013
KBC Groep NV (a)	52,723	2,942,471
Solvay SA	12,840	1,737,445
Telenet Group Holding NV (a)	12,687	711,965
UCB SA	25,254	1,920,249
Umicore SA	24,014	966,331

		33,739,188
Denmark — 1.5%
A.P. Moeller — Maersk A/S, Class A	839	1,605,531
A.P. Moeller — Maersk A/S, Class B	1,504	2,991,381
Carlsberg A/S, Class B	22,974	1,764,400
Coloplast A/S, Class B	23,764	1,988,677
Danske Bank A/S	138,030	3,731,757
DSV A/S	37,104	1,129,779
ISS A/S (a)	19,959	572,880
Novo Nordisk A/S, Class B	422,539	17,873,298
Novozymes A/S, Class B	50,906	2,142,815
Pandora A/S	24,646	1,997,733
TDC A/S	180,713	1,378,280
Tryg A/S	3,832	428,176

Portfolio Abbreviations

ADR	American Depositary Receipts
CLP	Chilean Peso
CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
EUR	Euro
USD	U.S. Dollar

See Notes to Financial Statements.

24	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark (concluded)
Vestas Wind Systems A/S (a)	44,758	$1,625,463
William Demant Holding A/S (a)	5,076	386,157

		39,616,327
Finland — 0.9%
Elisa OYJ	29,105	794,422
Fortum OYJ	94,393	2,049,418
Kone OYJ, Class B	65,865	2,998,684
Metso OYJ	22,142	662,924
Neste Oil OYJ	25,426	617,181
Nokia OYJ	788,467	6,235,831
Nokian Renkaat OYJ	23,350	569,589
Orion OYJ, Class B	19,952	620,517
Sampo OYJ, Class A	94,120	4,406,170
Stora Enso OYJ, Class R	118,803	1,062,213
UPM-Kymmene OYJ	114,518	1,876,739
Wartsila OYJ	32,969	1,475,633

		23,369,321
France — 9.4%
Accor SA	34,480	1,549,910
Aeroports de Paris	5,931	717,205
Air Liquide SA	72,548	8,977,066
Airbus Group NV	123,823	6,121,561
Alcatel-Lucent (a)	601,255	2,150,821
Alstom SA (a)	47,225	1,523,130
ArcelorMittal	210,781	2,309,294
Arkema	12,926	854,885
AtoS	16,799	1,334,772
AXA SA	382,400	8,811,658
BNP Paribas SA	223,019	13,165,719
Bollore SA (b)	123,936	564,416
Bollore SA (a)	200	903
Bouygues SA	33,945	1,225,692
Bureau Veritas SA	47,217	1,046,138
Cap Gemini SA	30,471	2,179,198
Carrefour SA	131,519	4,002,309
Casino Guichard-Perrachon SA	11,841	1,088,950
Christian Dior SA	11,613	1,987,426
Cie Generale des Etablissements Michelin	39,263	3,544,140
CNP Assurances	35,304	625,875
Compagnie de Saint-Gobain	95,664	4,052,405
Credit Agricole SA	216,971	2,800,774
Danone SA	121,989	7,975,404
Dassault Systemes SA	25,540	1,557,438
Edenred	42,595	1,178,007
EDF	52,815	1,453,912
Essilor International SA	43,022	4,797,784
Eurazeo	8,996	630,044
Eutelsat Communications SA	32,984	1,066,691
Fonciere Des Regions	5,222	482,645
GDF Suez	304,796	7,107,545
Gecina SA	6,152	768,001
Groupe Eurotunnel SA, Registered Shares	96,131	1,241,068
Hermes International	5,554	1,977,682
ICADE	7,932	634,660
Iliad SA	5,308	1,276,239
Imerys SA	6,409	471,516
JCDecaux SA	16,544	569,623
Kering	15,946	3,064,352
Klepierre	19,922	855,414
L’Oreal SA	52,923	8,857,818
Lafarge SA	39,327	2,760,759
Lagardere SCA	27,158	707,248
Legrand SA	55,749	2,924,490
LVMH Moet Hennessy Louis Vuitton SA	58,796	9,313,383
Natixis	189,865	1,252,846
Common Stocks	Shares	Value
France (concluded)
Numericable-SFR (a)	20,310	$1,006,146
Orange SA	390,386	6,639,179
Pernod Ricard SA	44,706	4,968,519
Peugeot SA (a)	85,406	1,046,427
Publicis Groupe SA	39,231	2,813,464
Remy Cointreau SA	5,536	369,359
Renault SA	40,470	2,947,685
Rexel SA	55,694	997,820
Safran SA	57,071	3,520,993
Sanofi	250,386	22,827,802
Schneider Electric SE (a)	110,578	8,053,310
SCOR SE	33,603	1,018,182
SES SA	64,397	2,315,500
Societe BIC SA	6,127	814,425
Societe Generale SA	152,572	6,385,164
Sodexo	20,220	1,979,220
Suez Environnement Co.	63,813	1,111,828
Technip SA	22,724	1,353,613
Thales SA	18,591	1,005,906
Total SA	450,661	23,088,263
Unibail-Rodamco SE	20,640	5,302,889
Valeo SA	16,198	2,015,519
Vallourec SA	21,181	574,040
Veolia Environnement SA	91,896	1,627,738
Vinci SA	102,986	5,623,294
Vivendi SA (a)	255,525	6,360,152
Wendel SA	7,421	831,478
Zodiac Aerospace	38,441	1,294,223

		251,450,954
Germany — 8.9%
adidas AG	44,049	3,059,006
Allianz SE, Registered Shares	96,112	15,918,663
Axel Springer AG	9,650	582,037
BASF SE	193,376	16,220,555
Bayer AG, Registered Shares	174,105	23,731,969
Bayerische Motoren Werke AG	69,709	7,522,868
Bayerische Motoren Werke AG, Preference Shares	10,550	861,932
Beiersdorf AG	21,699	1,761,828
Brenntag AG	33,322	1,863,035
Celesio AG	12,746	410,812
Commerzbank AG (a)	203,745	2,672,440
Continental AG	23,160	4,884,969
Daimler AG, Registered Shares	202,719	16,836,637
Deutsche Annington Immobilien SE	48,830	1,657,860
Deutsche Bank AG, Registered Shares	290,391	8,695,569
Deutsche Boerse AG	41,077	2,919,009
Deutsche Lufthansa AG, Registered Shares	53,816	891,783
Deutsche Post AG, Registered Shares	203,747	6,614,016
Deutsche Telekom AG, Registered Shares	668,440	10,695,260
Deutsche Wohnen AG	57,606	1,358,909
E.ON SE	421,289	7,200,541
Fraport AG Frankfurt Airport Services Worldwide	7,087	408,933
Fresenius Medical Care AG & Co. KGaA	45,695	3,410,530
Fresenius SE & Co. KGaA	79,687	4,143,249
Fuchs Petrolub SE, Preference Shares	15,102	601,497
GEA Group AG	36,528	1,605,996
Hannover Rueck SE	12,795	1,154,254
HeidelbergCement AG	29,980	2,115,985
Henkel AG & Co. KGaA	24,746	2,397,107
Henkel AG & Co. KGaA, Preference Shares	37,511	4,040,604
Hugo Boss AG	8,933	1,092,788
Infineon Technologies AG	238,913	2,528,142
K+S AG, Registered Shares	36,888	1,017,930
Kabel Deutschland Holding AG (a)	5,530	749,418
Lanxess AG	20,366	943,195
Linde AG	39,105	7,203,232

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	25

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
MAN SE	7,261	$808,649
Merck KGaA	27,230	2,562,570
Metro AG (a)	32,370	989,476
Muenchener Rueckversicherungs AG, Registered Shares	36,412	7,250,991
Osram Licht AG (a)	17,775	697,845
Porsche Automobil Holding SE, Preference Shares	32,239	2,607,251
ProSiebenSat.1 Media AG, Registered Shares	46,970	1,962,562
RWE AG	103,035	3,180,140
SAP AG	193,986	13,545,725
Siemens AG, Registered Shares	166,937	18,730,978
Symrise AG	26,862	1,618,303
Telefonica Deutschland Holding AG (a)	122,544	649,464
ThyssenKrupp AG (a)	95,578	2,434,738
TUI AG (a)	54,087	893,609
TUI AG	41,148	661,215
United Internet AG, Registered Shares	25,290	1,139,185
Volkswagen AG	5,970	1,294,317
Volkswagen AG, Preference Shares	34,224	7,606,467

		238,406,043
Hong Kong — 3.0%
AIA Group Ltd.	2,536,000	13,987,217
ASM Pacific Technology Ltd.	43,604	415,173
Bank of East Asia Ltd.	276,732	1,111,361
BOC Hong Kong Holdings Ltd.	778,900	2,595,404
Cathay Pacific Airways Ltd.	199,263	434,261
Cheung Kong Holdings Ltd.	292,835	4,904,054
Cheung Kong Infrastructure Holdings Ltd.	140,500	1,033,204
CLP Holdings Ltd.	399,187	3,456,723
First Pacific Co. Ltd.	505,250	498,934
Galaxy Entertainment Group Ltd.	491,000	2,728,346
Hang Lung Properties Ltd.	500,000	1,394,854
Hang Seng Bank Ltd.	161,153	2,678,438
Henderson Land Development Co. Ltd.	221,564	1,539,929
HKT Trust and HKT Ltd.	523,560	681,908
Hong Kong & China Gas Co. Ltd.	1,328,556	3,026,907
Hong Kong Exchanges & Clearing Ltd.	201,327	4,444,640
Hutchison Whampoa Ltd.	449,176	5,134,782
Hysan Development Co. Ltd.	154,791	686,963
Kerry Properties Ltd.	168,500	607,861
Li & Fung Ltd.	1,167,980	1,093,477
The Link REIT	486,414	3,045,321
MGM China Holdings Ltd.	223,600	564,570
MTR Corp.	290,500	1,188,512
New World Development Co. Ltd.	1,037,968	1,191,597
NWS Holdings Ltd.	375,824	689,351
PCCW Ltd.	849,000	578,076
Power Assets Holdings Ltd.	292,000	2,823,059
Sands China Ltd.	509,400	2,479,833
Shangri-La Asia Ltd.	225,905	309,553
Sino Land Co., Ltd.	639,263	1,026,212
SJM Holdings Ltd.	469,000	741,440
Sun Hung Kai Properties Ltd.	344,324	5,216,659
Swire Pacific Ltd., Class A	129,077	1,675,481
Swire Properties Ltd.	254,400	748,550
Techtronic Industries Co.	294,000	943,177
WH Group, Ltd. (a)(c)	778,500	443,960
Wharf Holdings Ltd.	319,357	2,292,693
Wheelock & Co. Ltd.	205,000	951,803
Wynn Macau Ltd.	357,600	997,651
Yue Yuen Industrial Holdings Ltd.	167,785	603,321

		80,965,255
Ireland — 0.8%
Bank of Ireland (a)	5,825,131	2,186,119
CRH PLC	155,659	3,742,893
Common Stocks	Shares	Value
Ireland (concluded)
Experian PLC	208,584	$3,516,091
James Hardie Industries SE	97,902	1,045,129
Kerry Group PLC, Class A	33,489	2,313,626
Ryanair Holdings PLC (a)	10,891	129,207
Ryanair Holdings PLC — ADR (a)	4,433	315,940
Shire PLC	124,126	8,800,543

		22,049,548
Israel — 0.6%
Bank Hapoalim BM	211,043	992,351
Bank Leumi Le-Israel BM (a)	264,903	904,964
Bezeq The Israeli Telecommunication Corp. Ltd.	386,409	685,418
Delek Group Ltd.	1,219	305,762
Israel Chemicals Ltd.	90,372	650,243
The Israel Corp. Ltd. (a)	641	303,387
Mizrahi Tefahot Bank Ltd. (a)	35,985	376,597
NICE Systems Ltd.	12,039	608,853
Teva Pharmaceutical Industries Ltd.	180,410	10,341,973

		15,169,548
Italy — 2.1%
Assicurazioni Generali SpA	245,837	5,047,732
Atlantia SpA	87,994	2,045,152
Banca Monte dei Paschi di Siena SpA (a)	973,823	554,759
Banco Popolare SC (a)	72,344	870,424
Enel Green Power SpA	350,190	733,704
Enel SpA	1,385,841	6,177,407
Eni SpA	535,597	9,381,773
Exor SpA	21,875	897,570
Finmeccanica SpA (a)	85,824	797,719
Intesa Sanpaolo SpA	2,624,944	7,538,362
Luxottica Group SpA	36,122	1,980,166
Mediobanca SpA	120,458	978,784
Pirelli & C SpA	47,542	641,218
Prysmian SpA	44,113	803,904
Saipem SpA (a)	50,972	534,322
Snam SpA	431,627	2,136,217
Telecom Italia SpA (a)	2,139,354	2,281,592
Telecom Italia SpA, Non-Convertible Savings Shares	1,286,225	1,075,341
Tenaris SA	102,746	1,552,579
Terna — Rete Elettrica Nazionale SpA	329,575	1,496,985
UniCredit SpA	925,845	5,930,604
Unione di Banche Italiane SCpA	174,377	1,247,189
UnipolSai SpA	211,988	570,747

		55,274,250
Japan — 20.6%
ABC-Mart, Inc.	4,700	227,425
Acom Co. Ltd. (a)	116,300	355,046
Advantest Corp.	32,000	396,619
Aeon Co. Ltd.	142,700	1,434,062
AEON Financial Service Co. Ltd.	26,100	515,499
Aeon Mall Co. Ltd.	21,850	387,203
Air Water, Inc.	36,000	570,219
Aisin Seiki Co. Ltd.	40,300	1,447,915
Ajinomoto Co., Inc.	113,000	2,103,708
Alfresa Holdings Corp.	26,300	317,597
Amada Co. Ltd.	68,600	587,819
ANA Holdings, Inc.	244,000	603,322
Aozora Bank Ltd.	231,000	715,070
Asahi Glass Co. Ltd.	218,100	1,061,749
Asahi Group Holdings Ltd.	77,300	2,391,454
Asahi Kasei Corp.	268,000	2,444,810
Asics Corp.	32,000	770,409
Astellas Pharma, Inc.	452,000	6,292,790
The Bank of Kyoto Ltd.	69,000	576,814
The Bank of Yokohama Ltd.	245,000	1,330,665

See Notes to Financial Statements.

26	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Benesse Holdings, Inc.	15,300	$453,996
Bridgestone Corp.	137,000	4,751,424
Brother Industries Ltd.	47,100	853,798
Calbee, Inc.	15,700	540,814
Canon, Inc.	238,700	7,586,780
Casio Computer Co. Ltd.	33,900	518,580
Central Japan Railway Co.	30,400	4,556,238
The Chiba Bank Ltd.	170,000	1,113,993
Chiyoda Corp.	29,000	240,265
Chubu Electric Power Co., Inc. (a)	140,500	1,651,019
Chugai Pharmaceutical Co. Ltd.	47,100	1,156,461
The Chugoku Bank Ltd.	31,900	434,827
The Chugoku Electric Power Co., Inc.	71,400	933,518
Citizen Holdings Co. Ltd.	53,500	411,651
COLOPL, Inc.	12,900	289,892
Credit Saison Co. Ltd.	29,600	550,453
Dai Nippon Printing Co. Ltd.	128,000	1,152,837
The Dai-ichi Life Insurance Co. Ltd.	227,000	3,445,824
Daicel Corp.	58,000	677,468
Daihatsu Motor Co. Ltd.	44,100	575,983
Daiichi Sankyo Co. Ltd.	136,800	1,912,840
Daikin Industries Ltd.	49,400	3,167,727
Daito Trust Construction Co. Ltd.	14,500	1,644,848
Daiwa House Industry Co. Ltd.	118,700	2,242,389
Daiwa Securities Group, Inc.	350,000	2,740,548
Denso Corp.	102,400	4,772,640
Dentsu, Inc.	43,213	1,816,736
Don Quijote Co. Ltd.	11,800	811,214
East Japan Railway Co.	70,449	5,309,801
Eisai Co. Ltd.	54,100	2,092,217
Electric Power Development Co. Ltd.	24,500	827,878
FamilyMart Co. Ltd.	14,700	553,658
FANUC Corp.	40,300	6,644,675
Fast Retailing Co. Ltd.	11,200	4,075,625
Fuji Electric Co. Ltd.	132,800	529,458
Fuji Heavy Industries Ltd.	123,600	4,373,706
FUJIFILM Holdings Corp.	97,500	2,975,070
Fujitsu Ltd.	396,000	2,111,340
Fukuoka Financial Group, Inc.	154,000	793,942
GungHo Online Entertainment, Inc. (b)	89,400	323,682
The Gunma Bank Ltd.	93,000	603,524
The Hachijuni Bank Ltd.	71,000	456,075
Hakuhodo DY Holdings, Inc.	50,500	483,282
Hamamatsu Photonics KK	15,000	714,045
Hankyu Hanshin Holdings, Inc.	229,000	1,228,378
Hikari Tsushin, Inc.	4,700	285,875
Hino Motors Ltd.	53,300	701,604
Hirose Electric Co. Ltd.	7,100	823,763
The Hiroshima Bank Ltd.	112,000	533,077
Hisamitsu Pharmaceutical Co., Inc.	12,100	381,547
Hitachi Chemical Co. Ltd.	21,700	383,370
Hitachi Construction Machinery Co. Ltd.	21,500	454,578
Hitachi High-Technologies Corp.	14,600	419,410
Hitachi Ltd.	1,018,000	7,513,616
Hitachi Metals Ltd.	51,000	866,535
Hokuhoku Financial Group, Inc.	226,000	455,737
Hokuriku Electric Power Co.	43,200	551,682
Honda Motor Co. Ltd.	343,200	10,068,896
Hoya Corp.	89,600	3,030,704
Hulic Co. Ltd.	50,600	505,857
Ibiden Co. Ltd.	28,100	414,928
Idemitsu Kosan Co. Ltd.	22,100	364,944
IHI Corp.	293,000	1,483,886
Iida Group Holdings Co. Ltd.	32,600	397,118
Inpex Corp.	188,400	2,097,450
Isetan Mitsukoshi Holdings Ltd.	73,805	913,277
Isuzu Motors Ltd.	129,400	1,576,132
Common Stocks	Shares	Value
Japan (continued)
ITOCHU Corp.	317,000	$3,384,005
Itochu Techno-Solutions Corp.	4,800	169,365
The Iyo Bank Ltd.	52,600	569,697
J. Front Retailing Co. Ltd.	45,800	530,455
Japan Airlines Co. Ltd.	25,180	746,563
Japan Display, Inc. (a)	101,000	308,251
Japan Exchange Group, Inc.	50,600	1,179,545
Japan Prime Realty Investment Corp.	164	570,630
Japan Real Estate Investment Corp.	258	1,243,115
Japan Retail Fund Investment Corp.	521	1,101,020
Japan Tobacco, Inc.	231,600	6,374,273
JFE Holdings, Inc.	104,400	2,328,212
JGC Corp.	41,000	844,059
The Joyo Bank Ltd.	125,000	618,986
JSR Corp.	31,000	532,093
JTEKT Corp.	47,500	799,415
JX Holdings, Inc.	448,660	1,746,008
Kajima Corp.	175,800	722,948
Kakaku.com, Inc.	36,400	520,764
Kamigumi Co. Ltd.	60,000	534,469
Kaneka Corp.	53,000	283,986
The Kansai Electric Power Co., Inc. (a)	140,600	1,337,541
Kansai Paint Co. Ltd.	50,000	774,598
Kao Corp.	108,600	4,282,590
Kawasaki Heavy Industries Ltd.	314,000	1,427,928
KDDI Corp.	122,800	7,714,793
Keihan Electric Railway Co. Ltd.	110,000	588,639
Keikyu Corp.	97,000	717,682
Keio Corp.	123,000	884,810
Keisei Electric Railway Co. Ltd.	62,000	753,887
Keyence Corp.	9,592	4,274,144
Kikkoman Corp.	33,000	808,798
Kintetsu Corp.	413,000	1,357,905
Kirin Holdings Co. Ltd.	174,400	2,167,075
Kobe Steel Ltd.	668,000	1,150,629
Koito Manufacturing Co. Ltd.	19,800	605,717
Komatsu Ltd.	196,600	4,346,419
Konami Corp.	20,700	379,501
Konica Minolta, Inc.	105,900	1,153,888
Kubota Corp.	237,000	3,440,000
Kuraray Co. Ltd.	73,000	829,411
Kurita Water Industries Ltd.	25,700	535,899
Kyocera Corp.	67,600	3,093,348
Kyowa Hakko Kirin Co. Ltd.	52,000	489,663
Kyushu Electric Power Co., Inc. (a)	94,000	941,429
Lawson, Inc.	13,900	839,951
LIXIL Group Corp.	53,200	1,119,634
M3, Inc.	36,600	612,391
Mabuchi Motor Co. Ltd.	10,000	396,924
Makita Corp.	26,600	1,198,648
Marubeni Corp.	329,800	1,973,316
Marui Group Co. Ltd.	58,700	529,456
Maruichi Steel Tube Ltd.	14,000	297,966
Mazda Motor Corp.	113,680	2,730,090
McDonald’s Holdings Co. Japan Ltd. (b)	15,400	337,071
Medipal Holdings Corp.	32,000	373,750
Meiji Holdings Co. Ltd.	11,393	1,036,526
Minebea Co., Ltd.	74,000	1,092,824
Miraca Holdings, Inc.	14,700	632,377
Mitsubishi Chemical Holdings Corp.	296,900	1,440,111
Mitsubishi Corp.	290,600	5,318,014
Mitsubishi Electric Corp.	407,000	4,834,366
Mitsubishi Estate Co. Ltd.	263,000	5,541,637
Mitsubishi Gas Chemical Co., Inc.	64,000	321,209
Mitsubishi Heavy Industries Ltd.	639,200	3,527,480
Mitsubishi Logistics Corp.	25,000	363,596
Mitsubishi Materials Corp.	235,000	779,594

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	27

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Mitsubishi Motors Corp.	141,100	$1,289,014
Mitsubishi Tanabe Pharma Corp.	44,700	655,240
Mitsubishi UFJ Financial Group, Inc.	2,684,774	14,750,751
Mitsubishi UFJ Lease & Finance Co., Ltd.	99,100	466,050
Mitsui & Co. Ltd.	359,300	4,812,152
Mitsui Chemicals, Inc.	207,000	586,302
Mitsui Fudosan Co. Ltd.	198,000	5,309,477
Mitsui OSK Lines Ltd.	197,000	583,660
Mixi, Inc.	8,900	328,144
Mizuho Financial Group, Inc.	4,858,664	8,144,588
MS&AD Insurance Group Holdings, Inc.	106,870	2,532,628
Murata Manufacturing Co. Ltd.	42,700	4,659,463
Nabtesco Corp.	23,400	565,546
Nagoya Railroad Co. Ltd.	180,000	670,180
Namco Bandai Holdings, Inc.	41,200	872,257
NEC Corp.	520,000	1,511,120
Nexon Co. Ltd.	27,400	255,426
NGK Insulators Ltd.	52,000	1,065,911
NGK Spark Plug Co. Ltd.	33,500	1,017,912
NH Foods Ltd.	35,000	765,740
NHK Spring Co. Ltd.	41,900	364,587
Nidec Corp.	45,800	2,958,023
Nikon Corp.	73,600	977,916
Nintendo Co. Ltd.	22,400	2,337,610
Nippon Building Fund, Inc.	311	1,561,254
Nippon Electric Glass Co. Ltd.	72,500	326,234
Nippon Express Co. Ltd.	175,000	886,861
Nippon Paint Co. Ltd.	36,000	1,043,208
Nippon Prologis REIT, Inc.	336	729,541
Nippon Steel & Sumitomo Metal	1,600,265	3,969,668
Nippon Telegraph & Telephone Corp.	78,976	4,034,299
Nippon Yusen KK	293,000	827,580
Nissan Motor Co. Ltd.	523,500	4,565,845
Nisshin Seifun Group, Inc.	53,240	515,415
Nissin Foods Holdings Co. Ltd.	12,600	600,555
Nitori Holdings Co. Ltd.	15,000	805,927
Nitto Denko Corp.	33,810	1,889,151
NOK Corp.	23,500	598,157
Nomura Holdings, Inc.	764,600	4,326,898
Nomura Real Estate Holdings, Inc.	30,600	523,642
Nomura Research Institute Ltd.	20,500	626,996
NSK Ltd.	99,000	1,168,867
NTT Data Corp.	28,900	1,076,664
NTT DoCoMo, Inc.	321,700	4,684,932
NTT Urban Development Corp.	24,600	247,737
Obayashi Corp.	133,000	857,344
Odakyu Electric Railway Co. Ltd.	118,000	1,045,258
Oji Holdings Corp.	170,000	608,241
Olympus Corp. (a)	51,500	1,804,062
Omron Corp.	40,800	1,825,207
Ono Pharmaceutical Co. Ltd.	17,400	1,540,518
Oracle Corp. Japan	10,100	411,537
Oriental Land Co. Ltd.	10,000	2,306,139
ORIX Corp.	278,700	3,506,824
Osaka Gas Co. Ltd.	375,000	1,400,606
Otsuka Corp.	10,500	332,938
Otsuka Holdings Co. Ltd.	82,500	2,473,450
Panasonic Corp.	464,800	5,474,616
Park24 Co. Ltd.	26,000	382,755
Rakuten, Inc.	169,400	2,355,644
Recruit Holdings Co. Ltd.	28,700	824,244
Resona Holdings, Inc.	466,956	2,358,829
Ricoh Co. Ltd.	141,400	1,429,420
Rinnai Corp.	6,600	443,468
Rohm Co. Ltd.	21,900	1,319,546
Sankyo Co. Ltd.	11,200	384,203
Sanrio Co. Ltd. (b)	13,000	321,199
Common Stocks	Shares	Value
Japan (continued)
Santen Pharmaceutical Co. Ltd.	17,000	$915,191
SBI Holdings, Inc.	48,340	528,145
Secom Co. Ltd.	44,300	2,545,239
Sega Sammy Holdings, Inc.	43,932	562,073
Seibu Holdings, Inc.	23,900	487,270
Seiko Epson Corp.	27,300	1,142,346
Sekisui Chemical Co. Ltd.	91,000	1,094,818
Sekisui House Ltd.	121,000	1,592,115
Seven & I Holdings Co. Ltd.	158,600	5,705,055
Seven Bank Ltd.	108,100	453,748
Sharp Corp. (a)	332,000	734,482
Shikoku Electric Power Co., Inc. (a)	43,600	528,854
Shimadzu Corp.	44,000	447,567
Shimamura Co. Ltd.	4,400	379,706
Shimano, Inc.	16,700	2,163,010
Shimizu Corp.	118,000	801,465
Shin-Etsu Chemical Co. Ltd.	86,400	5,624,616
Shinsei Bank Ltd.	341,000	593,482
Shionogi & Co. Ltd.	64,800	1,674,162
Shiseido Co. Ltd.	71,900	1,008,355
The Shizuoka Bank Ltd.	106,000	969,297
Showa Shell Sekiyu KK	48,300	475,777
SMC Corp.	11,600	3,041,798
Softbank Corp.	202,200	12,035,601
Sompo Japan Nipponkoa Holdings Inc.	66,375	1,669,178
Sony Corp. (a)	220,800	4,506,363
Sony Financial Holdings, Inc.	34,800	512,434
Stanley Electric Co. Ltd.	28,800	621,891
Sumitomo Chemical Co. Ltd.	298,000	1,173,144
Sumitomo Corp.	224,800	2,308,849
Sumitomo Dainippon Pharma Co. Ltd.	33,200	321,505
Sumitomo Electric Industries Ltd.	161,100	2,012,022
Sumitomo Heavy Industries Ltd.	124,000	666,994
Sumitomo Metal Mining Co. Ltd.	105,000	1,566,062
Sumitomo Mitsui Financial Group, Inc.	267,950	9,687,116
Sumitomo Mitsui Trust Holdings, Inc.	698,820	2,676,681
Sumitomo Realty & Development Co. Ltd.	75,000	2,555,186
Sumitomo Rubber Industries Ltd.	34,200	508,419
Suntory Beverage & Food Ltd.	27,800	960,470
Suruga Bank Ltd.	39,800	731,404
Suzuken Co. Ltd.	15,000	414,351
Suzuki Motor Corp.	77,000	2,307,485
Sysmex Corp.	30,600	1,358,104
T&D Holdings, Inc.	115,700	1,386,994
Taiheiyo Cement Corp.	252,000	790,619
Taisei Corp.	217,000	1,230,826
Taisho Pharmaceutical Holdings Co. Ltd.	7,100	433,813
Taiyo Nippon Sanso Corp.	28,000	308,241
Takashimaya Co. Ltd.	58,000	463,112
Takeda Pharmaceutical Co. Ltd.	166,300	6,884,451
TDK Corp.	24,600	1,448,827
Teijin Ltd.	166,000	441,211
Terumo Corp.	66,900	1,518,379
THK Co. Ltd.	26,200	629,636
Tobu Railway Co. Ltd.	236,000	1,009,169
Toho Co. Ltd.	22,700	515,052
Toho Gas Co. Ltd.	82,000	401,174
Tohoku Electric Power Co., Inc.	102,000	1,186,920
Tokio Marine Holdings, Inc.	145,800	4,735,246
The Tokyo Electric Power Co., Inc. (a)	269,900	1,097,768
Tokyo Electron Ltd.	34,300	2,600,976
Tokyo Gas Co. Ltd.	464,000	2,503,587
Tokyo Tatemono Co. Ltd.	88,000	640,431
Tokyu Corp.	227,000	1,406,599
Tokyu Fudosan Holdings Corp.	96,000	666,077
TonenGeneral Sekiyu KK	52,000	443,903
Toppan Printing Co. Ltd.	102,000	662,739

See Notes to Financial Statements.

28	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Toray Industries, Inc.	293,700	$2,346,657
Toshiba Corp.	848,000	3,576,269
Toto Ltd.	54,000	628,166
Toyo Seikan Kaisha Ltd.	32,800	407,426
Toyo Suisan Kaisha Ltd.	19,900	640,757
Toyoda Gosei Co. Ltd.	17,900	360,045
Toyota Industries Corp.	32,500	1,665,681
Toyota Motor Corp.	575,700	35,876,095
Toyota Tsusho Corp.	44,700	1,038,377
Trend Micro, Inc.	24,700	682,541
Unicharm Corp.	74,400	1,783,300
United Urban Investment Corp.	589	927,158
USS Co. Ltd.	48,800	749,797
West Japan Railway Co.	32,900	1,555,453
Yahoo! Japan Corp.	321,800	1,153,307
Yakult Honsha Co. Ltd.	19,000	1,002,914
Yamada Denki Co. Ltd.	192,800	646,867
Yamaguchi Financial Group, Inc.	42,000	431,640
Yamaha Corp.	33,500	493,786
Yamaha Motor Co. Ltd.	53,700	1,074,392
Yamato Holdings Co. Ltd.	79,200	1,568,293
Yamato Kogyo Co. Ltd.	6,400	178,999
Yamazaki Baking Co. Ltd.	29,000	357,838
Yaskawa Electric Corp.	51,200	653,984
Yokogawa Electric Corp.	46,100	505,857
The Yokohama Rubber Co. Ltd.	47,000	427,950

		550,412,689
Luxembourg — 0.1%
Altice SA (a)	18,049	1,425,291
RTL Group SA	8,978	856,107

		2,281,398
Netherlands — 4.4%
Aegon NV	384,035	2,886,395
Akzo Nobel NV	51,083	3,534,434
ASML Holding NV	75,271	8,132,842
CNH Industrial NV	189,226	1,531,799
Corio NV	15,985	782,815
Delta Lloyd NV	44,127	970,368
Gemalto NV (b)	15,823	1,295,072
Heineken Holding NV	22,349	1,399,081
Heineken NV	48,509	3,444,512
ING Groep NV CVA (a)	812,182	10,493,114
Koninklijke Ahold NV	188,301	3,346,647
Koninklijke Boskalis Westminster NV	18,803	1,028,620
Koninklijke DSM NV	36,506	2,226,610
Koninklijke KPN NV	681,737	2,152,481
Koninklijke Philips Electronics NV	201,414	5,838,188
Koninklijke Vopak NV	15,223	789,799
NN Group NV (a)	23,995	716,334
OCI NV (a)	16,586	576,692
QIAGEN NV (a)	48,737	1,135,234
Randstad Holding NV	25,914	1,246,888
Reed Elsevier NV	147,260	3,516,659
Royal Dutch Shell PLC, A Shares	830,101	27,702,867
Royal Dutch Shell PLC, Class B	513,802	17,752,404
TNT Express NV	95,298	635,295
Unilever NV CVA	342,967	13,416,082
Wolters Kluwer NV	64,923	1,981,138

		118,532,370
New Zealand — 0.2%
Auckland International Airport Ltd.	211,147	694,753
Contact Energy Ltd.	102,592	509,489
Fletcher Building Ltd.	146,940	946,702
Meridian Energy, Ltd.	302,548	413,309
Common Stocks	Shares	Value
New Zealand (concluded)
Mighty River Power, Ltd.	166,224	$385,502
Ryman Healthcare Ltd.	68,729	455,900
Telecom Corp. of New Zealand Ltd.	365,242	885,406

		4,291,061
Norway — 0.6%
DnB NOR ASA	205,756	3,035,029
Gjensidige Forsikring ASA	42,157	687,892
Norsk Hydro ASA	268,629	1,513,197
Orkla ASA	181,380	1,234,738
Seadrill Ltd.	80,974	936,882
Statoil ASA	234,967	4,137,025
Subsea 7 SA	67,352	689,206
Telenor ASA	158,058	3,197,294
Yara International ASA	38,972	1,735,517

		17,166,780
Portugal — 0.1%
Banco Comercial Portugues SA (a)	7,943,508	623,322
EDP — Energias de Portugal SA	495,328	1,920,704
Galp Energia SGPS SA	74,194	753,440
Jeronimo Martins SGPS SA	56,235	563,496

		3,860,962
Singapore — 1.5%
Ascendas Real Estate Investment Trust	443,962	796,358
CapitaCommercial Trust	376,000	496,415
CapitaLand Ltd.	539,749	1,342,004
CapitaMall Trust	523,700	804,074
City Developments Ltd.	96,535	744,771
ComfortDelGro Corp. Ltd.	461,816	903,737
DBS Group Holdings Ltd.	363,407	5,626,023
Genting Singapore PLC	1,306,227	1,059,078
Global Logistic Properties Ltd.	697,000	1,299,488
Golden Agri-Resources Ltd.	1,223,251	423,365
Hutchison Port Holdings Trust	1,171,000	804,780
Jardine Cycle & Carriage Ltd.	24,721	792,001
Keppel Corp. Ltd.	290,577	1,936,805
Keppel Land Ltd.	198,000	510,072
Noble Group Ltd.	994,840	848,735
Oversea-Chinese Banking Corp. Ltd. (b)	610,898	4,806,530
SembCorp Industries Ltd.	206,590	691,874
SembCorp Marine Ltd. (b)	220,197	540,295
Singapore Airlines Ltd.	104,009	907,317
Singapore Exchange Ltd.	186,000	1,093,515
Singapore Press Holdings Ltd.	99,985	317,399
Singapore Technologies Engineering Ltd.	360,213	922,000
Singapore Telecommunications Ltd.	1,678,132	4,925,826
StarHub Ltd.	121,157	378,538
Suntec Real Estate Investment Trust	500,000	739,657
United Overseas Bank Ltd.	272,147	5,022,213
UOL Group Ltd.	94,499	494,020
Wilmar International Ltd.	421,670	1,027,456
Yangzijiang Shipbuilding Holdings Ltd.	427,183	387,119

		40,641,465
Spain — 3.4%
Abertis Infraestructuras SA	86,237	1,710,062
ACS Actividades de Construccion y Servicios SA	40,227	1,402,114
Amadeus IT Holding SA, Class A	89,522	3,565,422
Banco Bilbao Vizcaya Argentaria SA	1,249,807	11,803,680
Banco de Sabadell SA	733,010	1,939,516
Banco Popular Espanol SA	383,725	1,912,804
Banco Santander SA	2,602,057	21,839,361
Bankia SA (a)	1,045,214	1,551,021
Bankinter SA	154,899	1,244,414
CaixaBank SA	482,319	2,527,283
Distribuidora Internacional de Alimentacion SA	143,344	971,310

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	29

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain (concluded)
Enagas SA	13,781	$434,667
Ferrovial SA	94,291	1,863,960
Gas Natural SDG SA	75,895	1,906,527
Grifols SA	32,498	1,296,785
Iberdrola SA	1,085,942	7,320,057
Inditex SA	230,294	6,569,225
International Consolidated Airlines Group SA (a)	223,500	1,664,910
Mapfre SA	208,345	704,202
Red Electrica Corp. SA	7,322	645,444
Repsol SA	216,790	4,058,488
Telefonica SA	886,989	12,734,962
Zardoya Otis SA	47,968	531,947

		90,198,161
Sweden — 3.0%
Alfa Laval AB	64,188	1,213,782
Assa Abloy AB, Class B	70,341	3,715,163
Atlas Copco AB, Class A	141,381	3,934,017
Atlas Copco AB, Class B	83,214	2,130,096
Boliden AB	60,183	962,013
Electrolux AB, Class B	52,732	1,540,787
Elekta AB, B Shares	77,103	788,284
Getinge AB, Class B	43,965	1,001,187
Hennes & Mauritz AB, Class B	199,894	8,304,598
Hexagon AB, Class B	55,259	1,704,714
Husqvarna AB, Class B	80,578	592,286
ICA Gruppen AB	16,112	627,374
Industrivarden AB, Class C	41,350	717,760
Investment AB Kinnevik, Class B	49,364	1,605,279
Investor AB, Class B	95,898	3,486,641
Lundin Petroleum AB (a)	45,190	646,685
Millicom International Cellular SA	13,872	1,027,848
Nordea Bank AB	639,505	7,402,772
Sandvik AB	226,244	2,199,788
Securitas AB, Class B	65,801	796,040
Skandinaviska Enskilda Banken AB, Class A	319,812	4,061,150
Skanska AB, Class B	82,272	1,766,412
SKF AB, Class B	79,130	1,666,915
Svenska Cellulosa AB, B Shares	123,720	2,667,242
Svenska Handelsbanken AB, Class A	105,089	4,916,887
Swedbank AB, Class A	190,665	4,730,575
Swedish Match AB	40,538	1,270,239
Tele2 AB, Class B	68,811	833,830
Telefonaktiebolaget LM Ericsson, Class B	640,733	7,758,063
TeliaSonera AB	501,409	3,223,741
Volvo AB, Class B	323,081	3,483,940

		80,776,108
Switzerland — 9.6%
ABB Ltd., Registered Shares (a)	462,977	9,795,731
Actelion Ltd., Registered Shares (a)	21,672	2,494,903
Adecco SA, Registered Shares (a)	35,956	2,471,589
Aryzta AG (a)	19,184	1,474,281
Baloise Holding AG, Registered Shares	9,727	1,243,223
Barry Callebaut AG, Registered Shares (a)	423	433,671
Cie Financiere Richemont SA, Registered Shares	109,902	9,743,758
Coca-Cola HBC AG (a)	38,764	738,047
Credit Suisse Group AG, Registered Shares (a)	321,453	8,075,299
EMS-Chemie Holding AG, Registered Shares	1,697	686,985
Geberit AG, Registered Shares	7,959	2,692,551
Givaudan SA, Registered Shares (a)	1,945	3,489,051
Glencore PLC (a)	2,235,234	10,317,456
Holcim Ltd., Registered Shares (a)	48,206	3,445,964
Julius Baer Group Ltd. (a)	47,696	2,177,704
Kuehne & Nagel International AG, Registered Shares	11,799	1,602,722
Lindt & Spruengli AG	190	939,449
Lindt & Spruengli AG, Registered Shares	21	1,211,738
Common Stocks	Shares	Value
Switzerland (concluded)
Lonza Group AG, Registered Shares (a)	10,897	$1,226,911
Nestle SA, Registered Shares	678,946	49,495,832
Novartis AG, Registered Shares	484,296	44,915,295
Pargesa Holding SA, Bearer Shares	7,471	576,506
Partners Group Holding AG	3,735	1,086,650
Roche Holding AG	147,917	40,076,956
Schindler Holding AG, Participation Certificates	9,093	1,312,703
Schindler Holding AG, Registered Shares	4,420	633,969
SGS SA, Registered Shares	1,158	2,364,601
Sika AG — Bearer Shares	466	1,374,671
Sonova Holding AG, Registered Shares	10,735	1,577,084
STMicroelectronics NV	145,524	1,085,833
Sulzer AG, Registered Shares	4,287	458,585
The Swatch Group AG, Bearer Shares	6,494	2,885,000
The Swatch Group AG, Registered Shares	11,193	968,214
Swiss Life Holding AG, Registered Shares (a)	7,012	1,657,298
Swiss Prime Site AG, Registered Shares (a)	11,481	843,002
Swiss Re AG (a)	74,146	6,211,334
Swisscom AG, Registered Shares	4,908	2,575,410
Syngenta AG, Registered Shares	19,569	6,294,518
Transocean Ltd.	79,185	1,453,035
UBS Group AG (a)	768,875	13,216,731
Zurich Insurance Group AG (a)	31,463	9,832,260

		255,156,520
United Kingdom — 18.0%
3i Group PLC	196,723	1,371,705
Aberdeen Asset Management PLC	186,347	1,245,162
Admiral Group PLC	42,240	866,558
Aggreko PLC	52,256	1,218,609
AMEC PLC	79,944	1,055,801
Anglo American PLC	294,042	5,441,087
Antofagasta PLC	87,688	1,021,738
ARM Holdings PLC	295,706	4,542,748
Ashtead Group PLC	108,709	1,930,662
Associated British Foods PLC	75,006	3,666,973
AstraZeneca PLC	265,824	18,775,343
Aviva PLC	620,585	4,662,689
Babcock International Group PLC	55,593	910,739
BAE Systems PLC	664,495	4,859,580
Barclays PLC	3,457,464	12,997,754
BG Group PLC	718,112	9,609,560
BHP Billiton PLC	444,674	9,529,961
BP PLC	3,878,667	24,620,133
British American Tobacco PLC	392,447	21,267,074
British Land Co. PLC	204,257	2,463,065
British Sky Broadcasting Group PLC	217,381	3,033,839
BT Group PLC	1,713,792	10,659,890
Bunzl PLC	71,691	1,959,831
Burberry Group PLC	94,011	2,385,222
Capita PLC	140,353	2,353,395
Carnival PLC	39,920	1,804,312
Centrica PLC	1,056,640	4,576,766
Cobham PLC	242,454	1,217,133
Compass Group PLC	353,188	6,037,005
Croda International PLC	28,719	1,185,360
Diageo PLC	528,937	15,152,493
Direct Line Insurance Group PLC	302,089	1,366,527
Dixons Carphone PLC	198,238	1,428,696
easyJet PLC	32,924	852,043
Fiat Chrysler Automobiles NV	185,090	2,150,694
Fresnillo PLC	50,551	600,795
Friends Life Group Ltd.	306,280	1,739,434
G4S PLC	313,579	1,352,662
GKN PLC	353,070	1,879,299
GlaxoSmithKline PLC	1,021,015	21,904,446
Hammerson PLC	170,614	1,597,786

See Notes to Financial Statements.

30	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
Hargreaves Lansdown PLC	47,725	$746,748
HSBC Holdings PLC	4,031,669	38,098,308
ICAP PLC	124,022	868,424
IMI PLC	58,145	1,137,546
Imperial Tobacco Group PLC	201,505	8,870,150
Inmarsat PLC	91,023	1,128,637
InterContinental Hotels Group PLC	50,547	2,033,827
Intertek Group PLC	33,323	1,206,026
Intu Properties PLC	197,682	1,022,004
Investec PLC	118,620	993,831
ITV PLC	806,430	2,690,021
J. Sainsbury PLC	271,116	1,035,307
Johnson Matthey PLC	43,555	2,291,463
Kingfisher PLC	500,602	2,646,251
Land Securities Group PLC	166,402	2,991,181
Legal & General Group PLC	1,250,142	4,826,982
Lloyds Banking Group PLC (a)	12,021,558	14,140,467
London Stock Exchange Group PLC	47,431	1,632,053
Marks & Spencer Group PLC	344,380	2,549,925
Meggitt PLC	164,824	1,325,884
Melrose Industries PLC	214,081	886,178
Merlin Entertainments PLC (c)	105,886	655,185
National Grid PLC	793,971	11,265,883
Next PLC	32,292	3,424,789
Old Mutual PLC	1,032,829	3,043,917
Pearson PLC	172,589	3,187,397
Persimmon PLC (a)	66,765	1,630,661
Petrofac Ltd.	53,021	577,608
Prudential PLC	540,334	12,492,238
Randgold Resources Ltd.	18,155	1,232,544
Reckitt Benckiser Group PLC	136,825	11,081,995
Reed Elsevier PLC	240,482	4,107,909
Rexam PLC	140,636	990,076
Rio Tinto PLC	267,904	12,349,587
Rolls-Royce Holdings PLC (a)	397,160	5,335,386
Royal Bank of Scotland Group PLC (a)	532,341	3,238,863
Royal Mail PLC	125,421	835,799
RSA Insurance Group PLC (a)	221,639	1,496,388
SABMiller PLC	203,617	10,614,787
The Sage Group PLC	218,202	1,575,982
Schroders PLC	26,579	1,104,684
Segro PLC	148,283	849,465
Severn Trent PLC	52,237	1,629,233
Smith & Nephew PLC	188,000	3,390,117
Smiths Group PLC	86,720	1,474,597
Sports Direct International PLC (a)	59,623	655,895
SSE PLC	205,282	5,186,878
Standard Chartered PLC	520,061	7,777,978
Common Stocks	Shares	Value
United Kingdom (concluded)
Standard Life PLC (a)	503,480	$3,118,700
Tate & Lyle PLC	93,359	874,724
Tesco PLC	1,710,206	4,986,448
Travis Perkins PLC	54,510	1,569,018
Tullow Oil PLC	185,939	1,198,256
Unilever PLC	270,219	10,978,505
United Utilities Group PLC	145,922	2,072,664
Vodafone Group PLC	5,579,296	19,129,320
The Weir Group PLC	43,351	1,243,123
Whitbread PLC	38,208	2,827,628
William Hill PLC	190,301	1,069,319
WM Morrison Supermarkets PLC	433,596	1,237,163
Wolseley PLC	56,119	3,208,425
WPP PLC	277,388	5,767,358

		480,902,274
Total Common Stocks — 97.5%		2,603,542,467

Rights
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA (Expires 01/07/15) (a)	1,249,807	119,474
Repsol SA (Expires 01/08/15) (a)	216,790	119,884
Total Rights — 0.0%		239,358
Total Long-Term Investments (Cost — $2,456,264,285) — 97.5%		2,603,781,825

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (d)(e)	3,872,785	3,872,785

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (d)(e)(f)	$4,107	4,107,347
Total Short-Term Securities (Cost — $7,980,132) — 0.3%		7,980,132
Total Investments (Cost — $2,464,244,417) — 97.8%		2,611,761,957
Other Assets Less Liabilities — 2.2%		58,599,282

Net Assets — 100.0%		$2,670,361,239

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents the current yield as of report date.

(e)	During the year ended December 31, 2014 investments in issuers considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity		Shares/Beneficial Interest Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	587,542	3,285,243	[1]	3,872,785	$10,577
BlackRock Liquidity Series, LLC, Money Market Series	528,856	3,578,491	[1]	4,107,347	$81,222
[1] Represents net shares/beneficial interest purchased.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	31

Schedule of Investments (continued)	Master International Index Series

(f)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
86	SPI 200 Index	Australian Securities Exchange	March 2015	USD	$9,448,563	$365,339
200	FTSE 100 Index	Euronext Life	March 2015	USD	$20,331,951	899,087
242	Nikkei 225 Index	Singapore Exchange	March 2015	USD	$17,557,021	(407,203)
598	Euro Stoxx 50 Index	Eurex Mercantile	March 2015	USD	$22,670,702	803,476
Total						$1,660,699

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series’ policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

As of December 31, 2014 the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$2,603,529	$191,485,323	$9	$194,088,861
Austria	—	5,193,384	—	5,193,384
Belgium	—	33,739,188	—	33,739,188
Denmark	386,157	39,230,170	—	39,616,327
Finland	617,181	22,752,140	—	23,369,321
France	5,413,214	246,037,740	—	251,450,954
Germany	661,215	237,744,828	—	238,406,043
Hong Kong	5,254,967	75,710,288	—	80,965,255
Ireland	315,940	21,733,608	—	22,049,548
Israel	—	15,169,548	—	15,169,548
Italy	—	55,274,250	—	55,274,250
Japan	824,244	549,588,445	—	550,412,689
Luxembourg	1,425,291	856,107	—	2,281,398
Netherlands	—	118,532,370	—	118,532,370
New Zealand	—	4,291,061	—	4,291,061
Norway	—	17,166,780	—	17,166,780
Portugal	—	3,860,962	—	3,860,962
Singapore	—	40,641,465	—	40,641,465
Spain	—	90,198,161	—	90,198,161
Sweden	788,284	79,987,824	—	80,776,108
Switzerland	15,661,916	239,494,604	—	255,156,520
United Kingdom	1,428,696	479,473,578	—	480,902,274
Rights	239,358	—	—	239,358
Short-Term Securities	3,872,785	4,107,347	—	7,980,132

Total	$39,492,777	$2,572,269,171	$9	$2,611,761,957

See Notes to Financial Statements.

32	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (concluded)	Master International Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$2,067,902	—	—	$2,067,902
Liabilities:
Equity contracts	$(407,203)	—	—	$(407,203)

Total	$1,660,699	—	—	$1,660,699

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$200			$200
Cash pledged for financial futures contracts	3,900,000	—	—	3,900,000
Foreign currency at value	62,016,065	—	—	62,016,065
Liabilities:
Collateral on securities loaned at value	—	$(4,107,347)	—	(4,107,347)

Total	$65,916,265	$(4,107,347)	—	$61,808,918

During the year ended December 31, 2014, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	33

Schedule of Investments December 31, 2014	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.3%
Constant Contact, Inc. (a)	12,168	$446,565
Harte-Hanks, Inc.	19,420	150,311
Marchex, Inc., Class B	12,646	58,045
Marin Software, Inc. (a)	9,969	84,338
Marketo, Inc. (a)	9,929	324,877
MDC Partners, Inc., Class A	16,580	376,698
National CineMedia, Inc.	23,849	342,710
QuinStreet, Inc. (a)	13,474	81,787
ReachLocal, Inc. (a)	5,647	19,426
Sizmek, Inc. (a)	8,669	54,268
TubeMogul, Inc. (a)(b)	1,269	28,616
Viad Corp.	8,016	213,706

		2,181,347
Aerospace — 1.4%
AAR Corp.	15,370	426,979
Aerovironment, Inc. (a)	7,408	201,868
Astronics Corp. (a)	7,303	403,929
Cubic Corp.	7,994	420,804
Curtiss-Wright Corp.	18,673	1,318,127
Ducommun, Inc. (a)	4,305	108,830
Erickson Air-Crane, Inc. (a)(b)	2,434	20,300
Esterline Technologies Corp. (a)	12,333	1,352,683
GenCorp, Inc. (a)	23,260	425,658
HEICO Corp.	25,787	1,557,535
Kaman Corp.	10,620	425,756
Kratos Defense & Security Solutions, Inc. (a)	17,347	87,082
LMI Aerospace, Inc. (a)	3,990	56,259
Moog, Inc., Class A (a)	16,053	1,188,404
Orbital Sciences Corp. (a)	23,499	631,888
SIFCO Industries, Inc.	989	28,829
Teledyne Technologies, Inc. (a)	14,568	1,496,716

		10,151,647
Agriculture, Fishing & Ranching — 0.5%
Alico, Inc.	1,143	57,184
The Andersons, Inc.	10,928	580,714
Cal-Maine Foods, Inc.	12,009	468,711
Calavo Growers, Inc.	5,561	263,035
Fresh Del Monte Produce, Inc.	13,929	467,318
Limoneira Co.	4,448	111,111
Sanderson Farms, Inc. (b)	8,952	752,192
Seaboard Corp. (a)	110	461,775

		3,162,040
Air Transport — 0.8%
Air Transport Services Group, Inc. (a)	20,327	173,999
Allegiant Travel Co.	5,340	802,762
Atlas Air Worldwide Holdings, Inc. (a)	9,791	482,696
Bristow Group, Inc.	13,776	906,323
Era Group, Inc. (a)	7,942	167,973
Hawaiian Holdings, Inc. (a)	17,459	454,807
JetBlue Airways Corp. (a)	96,376	1,528,523
PHI, Inc. (a)	4,887	182,774
Republic Airways Holdings, Inc. (a)	19,349	282,302
SkyWest, Inc.	19,809	263,064
Virgin America, Inc. (a)	5,928	256,386

		5,501,609
Alternative Energy — 0.2%
Abengoa Yield PLC	11,109	303,498
Ameresco, Inc., Class A (a)	7,754	54,278
Amyris, Inc. (a)(b)	10,883	22,419
EnerNOC, Inc. (a)	10,515	162,457
Green Plains Renewable Energy, Inc.	14,510	359,558
REX American Resources Corp. (a)	2,410	149,347
Solazyme, Inc. (a)(b)	28,929	74,637
Common Stocks	Shares	Value
Alternative Energy (concluded)
TerraForm Power, Inc., Class A	9,002	$277,982
Vivint Solar, Inc. (a)	7,766	71,602

		1,475,778
Aluminum — 0.1%
Century Aluminum Co. (a)	19,902	485,609
Kaiser Aluminum Corp.	6,979	498,510
Noranda Aluminum Holding Corp.	16,608	58,460

		1,042,579
Asset Management & Custodian — 0.6%
Arlington Asset Investment Corp.	8,623	229,458
Ashford, Inc. (a)	333	31,302
Calamos Asset Management, Inc., Class A	6,599	87,899
CIFC Corp.	2,412	19,947
Cohen & Steers, Inc.	7,495	315,390
Cowen Group, Inc., Class A (a)	44,815	215,112
Diamond Hill Investment Group, Inc.	1,095	151,154
Fifth Street Asset Management, Inc. (a)	1,919	26,770
Financial Engines, Inc.	19,971	729,940
GAMCO Investors, Inc., Class A	2,495	221,905
KCG Holdings, Inc., Class A (a)	17,517	204,073
Manning & Napier, Inc.	5,222	72,168
Medley Management, Inc.	2,216	32,575
OM Asset Management PLC (a)	9,609	156,050
Oppenheimer Holdings, Inc., Class A	3,950	91,838
Pzena Investment Management, Inc., Class A	4,229	40,006
RCS Capital Corp., Class A	3,838	46,977
Resource America, Inc., Class A	5,415	48,952
Silvercrest Asset Management Group, Inc., Class A	2,100	32,865
Virtus Investment Partners, Inc.	2,745	467,995
Westwood Holdings Group, Inc.	2,844	175,816
WisdomTree Investments, Inc.	41,804	655,278

		4,053,470
Auto Parts — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	26,307	594,275
Dana Holding Corp.	65,707	1,428,470
Dorman Products, Inc. (a)	10,474	505,580
Federal-Mogul Corp. (a)	11,167	179,677
Fox Factory Holding Corp. (a)	4,301	69,805
Fuel Systems Solutions, Inc. (a)	5,352	58,551
Gentherm, Inc. (a)	13,668	500,522
Meritor, Inc. (a)	37,983	575,442
Remy International, Inc.	12,294	257,191
Standard Motor Products, Inc.	7,665	292,190
Stoneridge, Inc. (a)	11,019	141,704
Superior Industries International, Inc.	9,071	179,515
Tenneco, Inc. (a)	23,621	1,337,185
Tower International, Inc. (a)	7,949	203,097

		6,323,204
Auto Services — 0.1%
Cooper Tire & Rubber Co.	22,534	780,803
Back Office Support, HR & Consulting — 1.8%
The Advisory Board Co. (a)	14,263	698,602
Angie’s List, Inc. (a)	17,323	107,922
Arrowhead Research Corp. (a)(b)	21,385	157,821
Barrett Business Services, Inc.	2,801	76,747
CBIZ, Inc. (a)	16,458	140,881
CDI Corp.	5,426	96,094
Convergys Corp.	39,584	806,326
The Corporate Executive Board Co.	13,166	954,930
Corporate Resource Services, Inc. (a)(b)	6,542	7,850
CRA International, Inc. (a)	3,770	114,306
Dice Holdings, Inc. (a)	15,091	151,061
ExlService Holdings, Inc. (a)	12,834	368,464
Forrester Research, Inc.	4,358	171,531

See Notes to Financial Statements.

34	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (concluded)
FTI Consulting, Inc. (a)	15,944	$615,917
GP Strategies Corp. (a)	5,154	174,875
The Hackett Group, Inc.	9,818	86,300
Heidrick & Struggles International, Inc.	7,034	162,134
Huron Consulting Group, Inc. (a)	9,195	628,846
ICF International, Inc. (a)	7,828	320,791
Insperity, Inc.	8,793	297,995
Kelly Services, Inc., Class A	10,600	180,412
Kforce, Inc.	9,596	231,552
Korn/Ferry International (a)	19,309	555,327
Liquidity Services, Inc. (a)	9,741	79,584
MAXIMUS, Inc.	26,326	1,443,718
Monster Worldwide, Inc. (a)	35,415	163,617
Navigant Consulting, Inc. (a)	19,308	296,764
On Assignment, Inc. (a)	21,092	700,044
Paylocity Holding Corp. (a)	3,289	85,876
PRGX Global, Inc. (a)	11,421	65,328
Resources Connection, Inc.	15,373	252,886
RPX Corp. (a)	20,855	287,382
ServiceSource International, Inc. (a)	26,566	124,329
Sykes Enterprises, Inc. (a)	15,447	362,541
TeleTech Holdings, Inc. (a)	6,968	165,002
TriNet Group, Inc. (a)	6,110	191,121
TrueBlue, Inc. (a)	16,082	357,825
WageWorks, Inc. (a)	13,613	878,991

		12,561,692
Banks: Diversified — 7.5%
1st Source Corp.	5,814	199,478
Ambac Financial Group, Inc. (a)	17,555	430,097
American National Bankshares, Inc.	3,133	77,730
Ameris Bancorp	9,761	250,272
Ames National Corp.	3,208	83,216
Anchor BanCorp Wisconsin, Inc. (a)	2,223	76,560
Arrow Financial Corp.	4,319	118,729
Bancfirst Corp.	2,747	174,132
Banco Latinoamericano de Comercio Exterior SA	11,507	346,361
The Bancorp, Inc. (a)	12,780	139,174
BancorpSouth, Inc.	37,282	839,218
The Bank of Kentucky Financial Corp.	2,387	115,220
Bank of Marin Bancorp	2,287	120,273
Bank of the Ozarks, Inc.	30,848	1,169,756
Banner Corp.	7,592	326,608
BBCN Bancorp, Inc.	30,889	444,184
BBX Capital Corp. (a)	2,922	48,067
BNC Bancorp	7,712	132,724
Boston Private Financial Holdings, Inc.	31,003	417,610
Bridge Bancorp, Inc.	4,409	117,941
Bridge Capital Holdings (a)	3,905	87,394
Bryn Mawr Bank Corp.	5,322	166,579
Camden National Corp.	2,936	116,970
Capital City Bank Group, Inc.	4,188	65,082
Capitol Federal Financial, Inc.	55,344	707,296
Cardinal Financial Corp.	12,431	246,507
Cascade Bancorp (a)	12,109	62,846
Cathay General Bancorp	30,883	790,296
Centerstate Banks, Inc.	13,863	165,108
Central Pacific Financial Corp.	6,540	140,610
Century Bancorp, Inc., Class A	1,315	52,679
Charter Financial Corp.	5,945	68,070
Chemical Financial Corp.	12,701	389,159
Citizens & Northern Corp.	4,880	100,870
City Holding Co.	6,106	284,112
CNB Financial Corp.	5,668	104,858
CoBiz Financial, Inc.	13,914	182,691
Columbia Banking System, Inc.	22,246	614,212
Community Bank System, Inc.	15,760	600,929
Common Stocks	Shares	Value
Banks: Diversified (continued)
Community Trust Bancorp, Inc.	6,067	$222,113
CommunityOne Bancorp (a)	4,620	52,899
ConnectOne Bancorp, Inc.	8,784	166,896
CU Bancorp (a)	3,778	81,945
Customers Bancorp, Inc. (a)	9,971	194,036
CVB Financial Corp.	41,076	658,038
Eagle Bancorp, Inc. (a)	10,217	362,908
Enterprise Bancorp, Inc.	2,917	73,654
Enterprise Financial Services Corp.	7,665	151,230
EverBank Financial Corp.	35,371	674,171
Fidelity Southern Corp.	6,282	101,203
Financial Institutions, Inc.	5,335	134,175
First Bancorp, Inc.	3,751	67,856
First Bancorp, North Carolina	7,644	141,185
First BanCorp, Puerto Rico (a)	40,420	237,265
First Busey Corp.	27,869	181,427
First Business Financial Services, Inc.	1,491	71,434
First Citizens BancShares, Inc., Class A	2,930	740,675
First Commonwealth Financial Corp.	36,521	336,724
First Community Bancshares, Inc.	6,480	106,726
First Connecticut Bancorp, Inc.	6,407	104,562
First Financial Bancorp	22,338	415,263
First Financial Bankshares, Inc.	24,845	742,369
First Financial Corp.	4,451	158,545
First Interstate Bancsystem, Inc.	6,994	194,573
First Merchants Corp.	13,964	317,681
First Midwest Bancorp, Inc.	29,217	499,903
First NBC Bank Holding Co. (a)	5,809	204,477
The First of Long Island Corp.	4,704	133,452
FirstMerit Corp.	64,148	1,211,756
Flagstar Bancorp, Inc. (a)	7,708	121,247
FNB Corp.	67,295	896,369
German American Bancorp, Inc.	5,150	157,178
Glacier Bancorp, Inc.	28,878	801,942
Great Western Bancorp, Inc. (a)	7,125	162,379
Guaranty Bancorp	5,640	81,442
Hampton Roads Bankshares, Inc. (a)	14,153	23,777
Hancock Holding Co.	31,898	979,269
Hanmi Financial Corp.	12,306	268,394
Heartland Financial USA, Inc.	6,132	166,177
Heritage Commerce Corp.	8,011	70,737
Heritage Oaks Bancorp	8,891	74,595
Home BancShares, Inc.	21,000	675,360
Horizon Bancorp	3,575	93,450
Hudson Valley Holding Corp.	5,704	154,921
Iberiabank Corp.	12,171	789,289
Independent Bank Corp./MA	9,249	395,950
Independent Bank Corp./MI	8,253	107,702
Independent Bank Group, Inc.	3,547	138,546
International Bancshares Corp.	21,084	559,569
Janus Capital Group, Inc.	58,007	935,653
Lakeland Bancorp, Inc.	14,743	172,493
Lakeland Financial Corp.	6,411	278,686
Macatawa Bank Corp.	9,848	53,573
MainSource Financial Group, Inc.	7,930	165,896
MB Financial, Inc.	25,749	846,112
Mercantile Bank Corp.	6,408	134,696
Merchants Bancshares, Inc.	2,013	61,658
Metro Bancorp, Inc. (a)	5,516	142,975
MidSouth Bancorp, Inc.	3,185	55,228
National Bank Holdings Corp., Class A	14,506	281,561
National Bankshares, Inc.	2,793	84,879
National Penn Bancshares, Inc.	48,006	505,263
NBT Bancorp, Inc.	16,927	444,672
NewBridge Bancorp (a)	12,943	112,734
Northrim BanCorp, Inc.	2,668	70,008
OFG Bancorp	17,544	292,108

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	35

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (concluded)
Old Line Bancshares, Inc.	3,195	$50,545
Old National Bancorp	45,702	680,046
Opus Bank (a)	2,099	59,549
Pacific Continental Corp.	7,028	99,657
Pacific Premier Bancorp, Inc. (a)	6,713	116,336
Palmetto Bancshares, Inc.	1,830	30,561
Park National Corp.	4,950	437,976
Park Sterling Corp.	17,241	126,721
Peapack Gladstone Financial Corp.	4,701	87,251
Penns Woods Bancorp, Inc.	1,905	93,840
Peoples Bancorp, Inc.	5,194	134,680
Peoples Financial Services Corp.	2,878	142,979
Pinnacle Financial Partners, Inc.	13,785	545,059
Preferred Bank	4,415	123,134
PrivateBancorp, Inc.	27,769	927,485
Prosperity Bancshares, Inc.	27,053	1,497,654
Provident Financial Services, Inc.	23,391	422,441
Renasant Corp.	12,199	352,917
Republic Bancorp, Inc., Class A	3,869	95,642
Republic First Bancorp, Inc. (a)	11,468	43,005
S&T Bancorp, Inc.	11,515	343,262
Sandy Spring Bancorp, Inc.	9,729	253,732
Seacoast Banking Corp. of Florida (a)	7,357	101,159
ServisFirst Bancshares, Inc.	732	24,119
Sierra Bancorp	4,741	83,252
Simmons First National Corp., Class A	6,313	256,623
South State Corp.	9,347	626,997
Southside Bancshares, Inc.	9,299	268,834
Southwest Bancorp, Inc.	7,644	132,700
Square 1 Financial, Inc. (a)	2,776	68,567
State Bank Financial Corp.	12,469	249,131
Stock Yards Bancorp, Inc.	5,712	190,438
Stonegate Bank	3,831	113,474
Suffolk Bancorp	4,623	104,988
Susquehanna Bancshares, Inc.	72,712	976,522
Talmer Bancorp, Inc., Class A	7,128	100,077
Texas Capital Bancshares, Inc. (a)	17,732	963,380
Tompkins Financial Corp.	5,778	319,523
TowneBank	11,471	173,442
Trico Bancshares	8,777	216,792
Tristate Capital Holdings, Inc. (a)	8,546	87,511
Triumph Bancorp, Inc. (a)	2,313	31,341
TrustCo Bank Corp. NY	36,570	265,498
Trustmark Corp.	26,145	641,598
UMB Financial Corp.	14,633	832,471
Umpqua Holdings Corp.	64,625	1,099,271
Union Bankshares Corp.	17,963	432,549
United Bankshares, Inc.	26,739	1,001,376
United Community Banks, Inc.	19,394	367,322
United Community Financial Corp.	18,909	101,541
Univest Corp. of Pennsylvania	6,212	125,731
Valley National Bancorp	88,042	854,888
Washington Trust Bancorp, Inc.	5,692	228,705
Webster Financial Corp.	35,013	1,138,973
WesBanco, Inc.	10,154	353,359
West BanCorp., Inc.	6,239	106,188
Westamerica BanCorp	10,216	500,788
Western Alliance Bancorp (a)	29,268	813,650
Wilshire Bancorp, Inc.	27,351	277,066
Wintrust Financial Corp.	18,052	844,112
Yadkin Financial Corp. (a)	7,861	154,469

		52,562,144
Banks: Savings, Thrift & Mortgage Lending — 1.4%
Apollo Residential Mortgage, Inc.	12,483	196,857
Astoria Financial Corp.	33,672	449,858
Banc of California, Inc.	12,462	142,939
Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (concluded)
Bank Mutual Corp.	17,905	$122,828
BankFinancial Corp.	7,228	85,724
Beneficial Mutual Bancorp, Inc. (a)	11,342	139,166
Berkshire Hills Bancorp, Inc.	9,751	259,962
BofI Holding, Inc. (a)	5,520	429,511
Brookline Bancorp, Inc.	27,420	275,023
Clifton Bancorp, Inc.	10,249	139,284
Dime Community Bancshares, Inc.	12,776	207,993
ESB Financial Corp.	4,995	94,605
First Defiance Financial Corp.	3,796	129,292
First Financial Northwest, Inc.	5,035	60,621
Flushing Financial Corp.	11,778	238,740
Fox Chase Bancorp, Inc.	4,769	79,499
Franklin Financial Corp. (a)	3,781	80,082
Great Southern Bancorp, Inc.	4,009	159,037
Heritage Financial Corp.	11,746	206,142
Home Loan Servicing Solutions Ltd.	27,576	538,283
HomeStreet, Inc.	5,954	103,659
Investors Bancorp, Inc.	138,918	1,559,355
Kearny Financial Corp. (a)	5,355	73,631
Ladder Capital Corp., Class A (a)	6,124	120,092
LegacyTexas Financial Group, Inc.	15,497	369,603
Meridian Bancorp, Inc. (a)	8,105	90,938
Northfield Bancorp, Inc.	19,532	289,074
Northwest Bancshares, Inc.	36,541	457,859
OceanFirst Financial Corp.	5,356	91,802
Oritani Financial Corp.	17,694	272,488
Sterling Bancorp	32,457	466,732
Territorial Bancorp, Inc.	3,423	73,766
United Financial Bancorp, Inc.	20,455	293,734
Washington Federal, Inc.	39,315	870,827
Waterstone Financial, Inc.	13,360	175,684
WSFS Financial Corp.	3,474	267,116

		9,611,806
Beverage: Brewers & Distillers — 0.1%
The Boston Beer Co., Inc., Class A (a)	3,230	935,214
Craft Brew Alliance, Inc. (a)	4,248	56,669

		991,883
Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,793	157,838
Farmer Bros Co. (a)	2,939	86,553
National Beverage Corp. (a)	4,414	99,845

		344,236
Biotechnology — 4.7%
Acceleron Pharma, Inc. (a)	6,358	247,708
Acorda Therapeutics, Inc. (a)	16,172	660,950
Actinium Pharmaceuticals, Inc. (a)(b)	8,313	48,964
Aegerion Pharmaceuticals, Inc. (a)	11,498	240,768
Agenus, Inc. (a)	23,818	94,557
Akebia Therapeutics, Inc. (a)	3,226	37,551
Albany Molecular Research, Inc. (a)	9,036	147,106
Alder Biopharmaceuticals, Inc. (a)	3,126	90,935
Alimera Sciences, Inc. (a)	9,946	55,101
AMAG Pharmaceuticals, Inc. (a)	8,505	362,483
ANI Pharmaceuticals, Inc. (a)	2,655	149,715
Applied Genetic Technologies Corp. (a)	2,234	46,959
Ardelyx, Inc. (a)	1,837	34,701
Arena Pharmaceuticals, Inc. (a)	85,330	296,095
Ariad Pharmaceuticals, Inc. (a)	63,933	439,220
Array BioPharma, Inc. (a)	48,939	231,481
Atara Biotherapeutics, Inc. (a)	2,149	57,486
Avalanche Biotechnologies, Inc. (a)	2,663	143,802
Bio Path Holdings, Inc. (a)(b)	29,067	77,318
BioCryst Pharmaceuticals, Inc. (a)	27,178	330,484

See Notes to Financial Statements.

36	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (continued)
BioDelivery Sciences International, Inc. (a)	16,189	$194,592
BioTelemetry, Inc. (a)	10,060	100,902
Biotime, Inc. (a)(b)	19,992	74,570
Bluebird Bio, Inc. (a)	8,438	773,933
Calithera Biosciences, Inc. (a)	3,045	61,509
Celldex Therapeutics, Inc. (a)	34,674	632,800
Cellular Dynamics International, Inc. (a)	4,032	25,926
Cepheid, Inc. (a)	27,031	1,463,458
ChemoCentryx, Inc. (a)(b)	10,580	72,261
Clovis Oncology, Inc. (a)	9,570	535,920
Coherus Biosciences, Inc. (a)	2,401	39,184
CTI BioPharma Corp. (a)	57,545	135,806
Cytokinetics, Inc. (a)	13,729	109,969
Cytori Therapeutics, Inc. (a)(b)	29,158	14,250
CytRx Corp. (a)(b)	21,371	58,557
Dermira, Inc. (a)	2,863	51,849
Dyax Corp. (a)	52,645	740,189
Dynavax Technologies Corp. (a)	10,193	171,854
Eleven Biotherapeutics, Inc. (a)	1,919	22,798
Emergent Biosolutions, Inc. (a)	11,372	309,660
Enzo Biochem, Inc. (a)	14,056	62,409
Epizyme, Inc. (a)	5,090	96,048
Exact Sciences Corp. (a)(b)	32,092	880,604
Exelixis, Inc. (a)(b)	74,260	106,934
FibroGen, Inc. (a)	3,641	99,545
Five Prime Therapeutics, Inc. (a)	6,655	179,685
Foundation Medicine, Inc. (a)(b)	5,339	118,633
Galena Biopharma, Inc. (a)(b)	45,524	68,741
GenMark Diagnostics, Inc. (a)	16,133	219,570
Genocea Biosciences, Inc. (a)	1,630	11,410
Genomic Health, Inc. (a)	6,490	207,485
Geron Corp. (a)	61,023	198,325
Halozyme Therapeutics, Inc. (a)	40,208	388,007
Heron Therapeutics, Inc. (a)	8,746	87,985
Hyperion Therapeutics, Inc. (a)	5,390	129,360
Idera Pharmaceuticals, Inc. (a)(b)	23,257	102,563
IGI Laboratories, Inc. (a)	12,528	110,246
Immunogen, Inc. (a)	33,448	204,033
Immunomedics, Inc. (a)	32,110	154,128
INC Research Holdings, Inc., Class A (a)	3,606	92,638
Inovio Pharmaceuticals, Inc. (a)(b)	23,379	214,619
Insmed, Inc. (a)	19,228	297,457
Insys Therapeutics, Inc. (a)	3,879	163,539
Intrexon Corp. (a)(b)	13,824	380,575
Karyopharm Therapeutics, Inc. (a)(b)	5,222	195,459
Keryx Biopharmaceuticals, Inc. (a)(b)	35,469	501,886
Kindred Biosciences, Inc. (a)	3,761	28,019
Lexicon Pharmaceuticals, Inc. (a)	90,626	82,461
Liberator Medical Holdings, Inc.	13,178	38,216
Ligand Pharmaceuticals, Inc., Class B (a)	7,633	406,152
Loxo Oncology, Inc. (a)	1,214	14,265
MacroGenics, Inc. (a)	7,758	272,073
MannKind Corp. (a)(b)	88,459	461,314
Merrimack Pharmaceuticals, Inc. (a)	38,023	429,660
Mirati Therapeutics, Inc. (a)	2,702	50,041
Momenta Pharmaceuticals, Inc. (a)	18,733	225,545
Nektar Therapeutics (a)	49,226	763,003
Neuralstem, Inc. (a)(b)	27,037	73,541
Neurocrine Biosciences, Inc. (a)	29,364	655,992
NewLink Genetics Corp. (a)(b)	7,673	305,002
Northwest Biotherapeutics, Inc. (a)(b)	15,016	80,336
Novavax, Inc. (a)	92,325	547,487
NPS Pharmaceuticals, Inc. (a)	41,226	1,474,654
Omeros Corp. (a)(b)	13,128	325,312
OncoMed Pharmaceuticals, Inc. (a)	4,795	104,339
Oncothyreon, Inc. (a)	31,623	60,084
Ophthotech Corp. (a)	5,359	240,458
Common Stocks	Shares	Value
Biotechnology (concluded)
Opko Health, Inc. (a)(b)	76,498	$764,215
Orexigen Therapeutics, Inc. (a)(b)	47,581	288,341
Organovo Holdings, Inc. (a)(b)	24,411	176,980
Osiris Therapeutics, Inc. (a)	7,268	116,215
Pacific Biosciences of California, Inc. (a)	22,282	174,691
PDL BioPharma, Inc.	62,724	483,602
Peregrine Pharmaceuticals, Inc. (a)(b)	69,739	96,937
PRA Health Sciences, Inc. (a)	7,673	185,840
Progenics Pharmaceuticals, Inc. (a)	26,995	204,082
Prothena Corp. PLC (a)	10,339	214,638
PTC Therapeutics, Inc. (a)	9,437	488,553
Puma Biotechnology, Inc. (a)	8,995	1,702,484
RadNet, Inc. (a)	12,464	106,443
Raptor Pharmaceutical Corp. (a)(b)	24,347	256,130
Regado Biosciences, Inc. (a)	6,473	5,911
Regulus Therapeutics, Inc. (a)	5,985	95,999
Repligen Corp. (a)	12,428	246,074
Repros Therapeutics, Inc. (a)	9,575	95,463
Retrophin, Inc. (a)	8,268	101,200
Rigel Pharmaceuticals, Inc. (a)	33,720	76,544
Rockwell Medical, Inc. (a)(b)	18,281	187,929
RTI Surgical, Inc. (a)	22,339	116,163
Sage Therapeutics, Inc. (a)	2,188	80,081
Sangamo Biosciences, Inc. (a)	26,392	401,422
Sarepta Therapeutics, Inc. (a)(b)	15,786	228,423
Sequenom, Inc. (a)	45,229	167,347
Stemline Therapeutics, Inc. (a)	4,482	76,463
Sucampo Pharmaceuticals, Inc., Class A (a)	6,706	95,762
Sunesis Pharmaceuticals, Inc. (a)	18,565	47,341
Synageva BioPharma Corp. (a)	8,282	768,487
Synergy Pharmaceuticals, Inc. (a)(b)	35,660	108,763
Synta Pharmaceuticals Corp. (a)	24,428	64,734
TESARO, Inc. (a)	7,473	277,921
Theravance, Inc. (b)	32,003	452,842
Threshold Pharmaceuticals, Inc. (a)	20,317	64,608
Tokai Pharmaceuticals, Inc. (a)	1,992	29,362
Vanda Pharmaceuticals, Inc. (a)(b)	15,544	222,590
Veracyte, Inc. (a)	2,754	26,604
Verastem, Inc. (a)	8,120	74,217
Versartis, Inc. (a)	2,797	62,793
Vitae Pharmaceuticals, Inc. (a)	2,076	34,545
Vital Therapies, Inc. (a)(b)	2,226	55,494
West Pharmaceutical Services, Inc.	27,410	1,459,308
Wright Medical Group, Inc. (a)	19,347	519,854
Xencor Inc. (a)	5,742	92,102
XOMA Corp. (a)	35,259	126,580
ZIOPHARM Oncology, Inc. (a)(b)	31,238	158,377

		33,173,663
Building Materials — 0.8%
Aspen Aerogels, Inc. (a)(b)	1,901	15,170
Builders FirstSource, Inc. (a)	17,503	120,246
Continental Building Products, Inc. (a)	4,517	80,086
Gibraltar Industries, Inc. (a)	11,981	194,811
Griffon Corp.	15,483	205,924
Headwaters, Inc. (a)	28,506	427,305
Louisiana-Pacific Corp. (a)	54,890	908,978
LSI Industries, Inc.	8,678	58,924
Masonite International Corp. (a)	11,438	702,979
NCI Building Systems, Inc. (a)	10,906	201,979
Patrick Industries, Inc. (a)	3,161	139,021
PGT, Inc. (a)	18,494	178,097
Quanex Building Products Corp.	14,620	274,564
Revolution Lighting Technologies, Inc. (a)(b)	14,116	19,057
Simpson Manufacturing Co., Inc.	16,029	554,603
Stock Building Supply Holdings, Inc. (a)	5,882	90,112
Trex Co., Inc. (a)	13,055	555,882

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	37

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Building Materials (concluded)
Watsco, Inc.	10,013	$1,071,391

		5,799,129
Building: Climate Control — 0.1%
AAON, Inc.	16,381	366,770
Comfort Systems USA, Inc.	14,716	251,938
Nortek, Inc. (a)	3,536	287,583

		906,291
Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	19,192	533,538
Casinos & Gambling — 0.3%
Boyd Gaming Corp. (a)	30,136	385,138
Caesars Acquisition Co., Class A (a)	17,876	184,302
Caesars Entertainment Corp. (a)(b)	19,857	311,556
Empire Resorts, Inc. (a)(b)	5,549	43,060
Isle of Capri Casinos, Inc. (a)	8,248	69,036
Monarch Casino & Resort, Inc. (a)	3,663	60,769
Penn National Gaming, Inc. (a)	30,383	417,159
Pinnacle Entertainment, Inc. (a)	23,194	516,066
Scientific Games Corp., Class A (a)	19,666	250,348

		2,237,434
Cement — 0.0%
US Concrete, Inc. (a)	5,516	156,930
Chemicals: Diversified — 1.1%
Aceto Corp.	11,143	241,803
American Vanguard Corp.	11,139	129,435
Axiall Corp.	27,119	1,151,744
Chemtura Corp. (a)	33,080	818,068
Hawkins, Inc.	4,093	177,350
Innophos Holdings, Inc.	8,487	496,065
KMG Chemicals, Inc.	3,699	73,980
Landec Corp. (a)	10,359	143,058
LSB Industries, Inc. (a)	7,530	236,743
Marrone Bio Innovations, Inc. (a)(b)	5,154	18,606
Olin Corp.	30,656	698,037
OM Group, Inc.	12,453	371,099
OMNOVA Solutions, Inc. (a)	18,442	150,118
PolyOne Corp.	36,482	1,383,033
Sensient Technologies Corp.	19,165	1,156,416
Tronox Ltd., Class A	23,809	568,559

		7,814,114
Chemicals: Specialty — 0.6%
Advanced Emissions Solutions, Inc. (a)	8,413	191,732
Balchem Corp.	11,784	785,286
Calgon Carbon Corp. (a)	20,703	430,208
FutureFuel Corp.	8,389	109,225
Innospec, Inc.	9,453	403,643
Kraton Performance Polymers, Inc. (a)	12,743	264,927
Polypore International, Inc. (a)	17,469	821,917
Quaker Chemical Corp.	5,125	471,705
Stepan Co.	7,478	299,718
Zep, Inc.	8,866	134,320

		3,912,681
Coal — 0.1%
Arch Coal, Inc.	82,361	146,603
Cloud Peak Energy, Inc. (a)	23,801	218,493
Hallador Energy Co.	3,731	41,078
Walter Energy, Inc. (b)	26,168	36,112
Westmoreland Coal Co. (a)	5,781	191,987

		634,273
Commercial Banks — 0.1%
Blue Hills Bancorp, Inc. (a)	11,032	149,814
C1 Financial, Inc. (a)(b)	1,228	22,460
Common Stocks	Shares	Value
Commercial Banks (concluded)
Green Bancorp, Inc. (a)	1,822	$21,937
HomeTrust Bancshares, Inc. (a)	8,001	133,297
Sun Bancorp, Inc. (a)	3,223	62,526

		390,034
Commercial Finance & Mortgage Companies — 0.1%
Capital Bank Financial Corp., Class A (a)	8,783	235,384
Federal Agricultural Mortgage Corp., Class C	4,018	121,906
Meta Financial Group, Inc.	2,356	82,554
NewStar Financial, Inc. (a)	10,273	131,494
PennyMac Financial Services, Inc. (a)(c)	5,912	102,278
RE/MAX Holdings, Inc., Class A	4,178	143,097
Stonegate Mortgage Corp. (a)(b)	5,468	65,397
Walker & Dunlop, Inc. (a)	7,188	126,078

		1,008,188
Commercial Services & Supplies — 0.2%
ARC Document Solutions, Inc. (a)	15,997	163,489
Civeo Corp.	36,420	149,686
Collectors Universe, Inc.	2,815	58,721
Hill International, Inc. (a)	11,976	45,988
Information Services Group, Inc. (a)	13,519	57,050
LifeLock, Inc. (a)	31,221	577,901
National Research Corp.	3,697	51,721
National Research Corp., Class B	262	9,388
Performant Financial Corp. (a)	11,503	76,495
Quest Resource Holding Corp. (a)	4,700	6,768
Weight Watchers International, Inc. (a)(b)	10,816	268,669

		1,465,876
Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	25,070	535,746
CAI International, Inc. (a)	6,330	146,856
Electro Rent Corp.	6,396	89,800
H&E Equipment Services, Inc.	12,111	340,198
Marlin Business Services Corp.	3,294	67,626
McGrath RentCorp	10,058	360,680
Mobile Mini, Inc.	18,113	733,758
Neff Corp., Class A (a)	3,802	42,848
PHH Corp. (a)	19,747	473,138
TAL International Group, Inc. (a)	13,223	576,126

		3,366,776
Commercial Vehicles & Parts — 0.3%
Accuride Corp. (a)	15,236	66,124
Commercial Vehicle Group, Inc. (a)	10,370	69,064
Cooper-Standard Holding, Inc. (a)	5,301	306,822
Miller Industries, Inc.	4,308	89,564
Modine Manufacturing Co. (a)	18,407	250,335
Motorcar Parts of America, Inc. (a)	6,902	214,583
Rush Enterprises, Inc., Class A (a)	13,325	427,066
Spartan Motors, Inc.	13,521	71,121
Strattec Security Corp.	1,328	109,666
Wabash National Corp. (a)	26,752	330,655

		1,935,000
Communications Equipment — 0.2%
Aerohive Networks, Inc. (a)	3,939	18,907
Polycom, Inc. (a)	53,551	722,938
Ruckus Wireless, Inc. (a)	25,225	303,205

		1,045,050
Communications Technology — 1.8%
ADTRAN, Inc.	21,888	477,159
Alliance Fiber Optic Products, Inc.	4,901	71,114
Anixter International, Inc. (a)	10,518	930,422
Aruba Networks, Inc. (a)	41,410	752,834
Bel Fuse, Inc., Class B	3,927	107,364

See Notes to Financial Statements.

38	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Technology (concluded)
Black Box Corp.	5,919	$141,464
Calix, Inc. (a)	16,116	161,482
Ciena Corp. (a)	40,800	791,928
Comtech Telecommunications Corp.	5,905	186,126
Cyan, Inc. (a)(b)	11,482	28,705
Datalink Corp. (a)	7,956	102,632
Digi International, Inc. (a)	8,825	81,984
DigitalGlobe, Inc. (a)	29,284	906,926
Emulex Corp. (a)	27,530	156,095
Extreme Networks, Inc. (a)	37,270	131,563
Finisar Corp. (a)	40,130	778,923
General Cable Corp.	18,847	280,820
Harmonic, Inc. (a)	33,839	237,211
Infinera Corp. (a)	47,471	698,773
Intelsat SA (a)	10,635	184,624
InterDigital, Inc.	14,394	761,443
Ixia (a)	22,208	249,840
KVH Industries, Inc. (a)	6,346	80,277
Loral Space & Communications, Inc. (a)	5,078	399,689
NETGEAR, Inc. (a)	13,410	477,128
Numerex Corp., Class A (a)	5,622	62,179
Parkervision, Inc. (a)(b)	41,777	38,013
Plantronics, Inc.	16,487	874,141
Procera Networks, Inc. (a)	7,857	56,492
QLogic Corp. (a)	33,851	450,895
Rightside Group Ltd. (a)	3,728	25,052
RingCentral, Inc., Class A (a)	10,948	163,344
Seachange International, Inc. (a)	12,845	81,951
ShoreTel, Inc. (a)	24,291	178,539
Sonus Networks, Inc. (a)	95,123	377,638
TeleNav, Inc. (a)	10,664	71,129
ViaSat, Inc. (a)	16,033	1,010,560

		12,566,459
Computer Services Software & Systems — 5.9%
A10 Networks, Inc. (a)	5,452	23,771
ACI Worldwide, Inc. (a)	44,125	890,001
Actuate Corp. (a)	18,225	120,285
Acxiom Corp. (a)	29,936	606,803
American Software, Inc., Class A	9,755	88,868
Aspen Technology, Inc. (a)	35,697	1,250,109
AVG Technologies NV (a)	13,545	267,378
Bankrate, Inc. (a)	26,045	323,739
Barracuda Networks, Inc. (a)	3,047	109,204
Bazaarvoice, Inc. (a)	19,326	155,381
Benefitfocus, Inc. (a)	1,910	62,724
Blackbaud, Inc.	17,914	774,960
Blucora, Inc. (a)	16,445	227,763
Bottomline Technologies, Inc. (a)	15,286	386,430
Brightcove, Inc. (a)	12,803	99,607
BroadSoft, Inc. (a)	11,084	321,658
CACI International, Inc., Class A (a)	9,169	790,184
Callidus Software, Inc. (a)	18,823	307,380
CIBER, Inc. (a)	30,900	109,695
CommVault Systems, Inc. (a)	18,306	946,237
Computer Task Group, Inc.	6,088	58,019
ComScore, Inc. (a)	13,414	622,812
Cornerstone OnDemand, Inc. (a)	20,623	725,930
Covisint Corp. (a)	14,132	37,450
CSG Systems International, Inc.	13,430	336,690
Cvent, Inc. (a)	6,984	194,435
DealerTrack Holdings, Inc. (a)	20,765	920,097
Demandware, Inc. (a)	11,651	670,398
Digimarc Corp.	2,522	68,472
Digital River, Inc. (a)	12,602	311,647
Dot Hill Systems Corp. (a)	23,645	104,511
EarthLink Holdings Corp.	39,063	171,487
Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Ebix, Inc. (b)	11,861	$201,518
Endurance International Group Holdings, Inc. (a)(b)	11,639	214,507
Envestnet, Inc. (a)	13,204	648,845
EPAM Systems, Inc. (a)	13,789	658,425
EPIQ Systems, Inc.	12,035	205,558
ePlus, Inc. (a)	1,998	151,229
Guidance Software, Inc. (a)	6,843	49,612
Guidewire Software, Inc. (a)	26,339	1,333,544
HubSpot, Inc. (a)(b)	2,165	72,766
iGATE Corp. (a)	14,364	567,091
Imperva, Inc. (a)	8,579	424,060
Infoblox, Inc. (a)	20,933	423,056
Interactive Intelligence Group, Inc. (a)	6,506	311,637
Internap Network Services Corp. (a)	21,375	170,145
IntraLinks Holdings, Inc. (a)	15,249	181,463
Jive Software, Inc. (a)	16,806	101,340
The KEYW Holding Corp. (a)(b)	12,627	131,068
Limelight Networks, Inc. (a)	22,797	63,148
Lionbridge Technologies, Inc. (a)	25,290	145,417
LivePerson, Inc. (a)	21,014	296,297
LogMeIn, Inc. (a)	9,402	463,895
Luxoft Holding, Inc. (a)	3,105	119,573
Manhattan Associates, Inc. (a)	29,362	1,195,621
Mantech International Corp., Class A	9,403	284,253
Mavenir Systems, Inc. (a)	4,345	58,918
Mentor Graphics Corp.	37,526	822,570
Mercury Systems, Inc. (a)	12,885	179,359
MicroStrategy, Inc., Class A (a)	3,514	570,674
Millennial Media, Inc. (a)	28,058	44,893
ModusLink Global Solutions, Inc. (a)	14,638	54,892
Monotype Imaging Holdings, Inc.	15,308	441,330
Netscout Systems, Inc. (a)	14,119	515,908
NIC, Inc.	25,299	455,129
Nimble Storage, Inc. (a)	3,604	99,110
PDF Solutions, Inc. (a)	11,888	176,656
Pegasystems, Inc.	13,753	285,650
Perficient, Inc. (a)	13,430	250,201
Progress Software Corp. (a)	19,922	538,292
Proofpoint, Inc. (a)	14,329	691,088
PROS Holdings, Inc. (a)	9,133	250,975
Q2 Holdings, Inc. (a)	3,924	73,928
QAD, Inc., Class A	2,259	51,099
QLIK Technologies, Inc. (a)	34,750	1,073,427
RealNetworks, Inc. (a)	8,646	60,868
RealPage, Inc. (a)	20,095	441,286
Reis, Inc.	3,349	87,643
Rocket Fuel, Inc. (a)	7,305	117,757
Sapiens International Corp. NV (a)	9,411	69,359
Sapient Corp. (a)	46,061	1,145,998
Science Applications International Corp.	15,480	766,724
SciQuest, Inc. (a)	10,686	154,413
Shutterstock, Inc. (a)	5,908	408,243
SPS Commerce, Inc. (a)	6,348	359,487
SS&C Technologies Holdings, Inc.	26,394	1,543,785
Synchronoss Technologies, Inc. (a)	13,672	572,310
SYNNEX Corp.	11,038	862,730
Syntel, Inc. (a)	12,149	546,462
Tangoe, Inc. (a)(b)	15,053	196,141
TechTarget, Inc. (a)	6,209	70,596
TeleCommunication Systems, Inc., Class A (a)	18,594	58,013
Textura Corp. (a)(b)	7,252	206,464
Travelzoo, Inc. (a)	2,799	35,323
Tremor Video, Inc. (a)	13,334	38,269
Turtle Beach Corp. (a)(b)	2,916	9,302
Tyler Technologies, Inc. (a)	12,794	1,400,175
The Ultimate Software Group, Inc. (a)	10,989	1,613,350
Unisys Corp. (a)	19,945	587,979

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	39

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
Unwired Planet, Inc. (a)	39,752	$39,752
Varonis Systems, Inc. (a)	2,070	67,958
VASCO Data Security International, Inc. (a)	11,376	320,917
Verint Systems, Inc. (a)	23,167	1,350,173
VirnetX Holding Corp. (a)(b)	16,891	92,732
Virtusa Corp. (a)	10,156	423,200
Web.com Group, Inc. (a)	20,106	381,813
Wix.com Ltd. (a)	5,284	110,964
Yodlee, Inc. (a)	2,516	30,695
YuMe, Inc. (a)(b)	7,674	38,677
Zix Corp. (a)	22,986	82,750

		41,424,600
Computer Technology — 0.5%
Cray, Inc. (a)	15,765	543,577
Immersion Corp. (a)	11,231	106,358
Insight Enterprises, Inc. (a)	15,870	410,874
PC Connection, Inc.	3,644	89,460
Quantum Corp. (a)	85,041	149,672
Safeguard Scientifics, Inc. (a)	8,021	158,976
Silicon Graphics International Corp. (a)	13,367	152,117
Super Micro Computer, Inc. (a)	13,355	465,822
Synaptics, Inc. (a)	13,972	961,833
Violin Memory, Inc. (a)	30,919	148,102

		3,186,791
Construction — 0.4%
Aegion Corp. (a)	14,815	275,707
EMCOR Group, Inc.	26,130	1,162,524
Granite Construction, Inc.	15,185	577,334
Great Lakes Dredge & Dock Corp. (a)	23,429	200,552
Orion Marine Group, Inc. (a)	10,667	117,870
Primoris Services Corp.	14,787	343,650
Sterling Construction Co., Inc. (a)	7,189	45,938
Tutor Perini Corp. (a)	14,505	349,135

		3,072,710
Consumer Electronics — 0.2%
RealD, Inc. (a)	15,428	182,051
Skullcandy, Inc. (a)	7,652	70,322
TiVo, Inc. (a)	39,819	471,457
Universal Electronics, Inc. (a)	6,165	400,910
VOXX International Corp. (a)	7,579	66,392
XO Group, Inc. (a)	10,449	190,276

		1,381,408
Consumer Lending — 0.8%
Cash America International, Inc.	10,994	248,684
Credit Acceptance Corp. (a)	2,506	341,843
Encore Capital Group, Inc. (a)	10,013	444,577
Enova International, Inc. (a)	10,035	223,379
Ezcorp, Inc., Class A (a)	20,016	235,188
First Cash Financial Services, Inc. (a)	11,252	626,399
LendingTree, Inc. (a)	2,468	119,303
Marcus & Millichap, Inc. (a)	3,006	99,950
MGIC Investment Corp. (a)	131,294	1,223,660
MoneyGram International, Inc. (a)	11,664	106,026
Nelnet, Inc., Class A	8,123	376,339
Nicholas Financial, Inc. (a)	4,262	63,504
PRA Group, Inc. (a)	19,425	1,125,290
Regional Management Corp. (a)	4,215	66,639
Springleaf Holdings, Inc. (a)	9,505	343,796
World Acceptance Corp. (a)	3,084	245,024

		5,889,601
Consumer Services: Miscellaneous — 0.6%
Chuy’s Holdings, Inc. (a)	6,424	126,360
Core-Mark Holding Co., Inc.	8,886	550,310
Common Stocks	Shares	Value
Consumer Services: Miscellaneous (concluded)
Del Frisco’s Restaurant Group, Inc. (a)	9,123	$216,580
Nutrisystem, Inc.	11,165	218,276
Sotheby’s	23,645	1,020,991
Steiner Leisure Ltd. (a)	5,230	241,678
WEX, Inc. (a)	15,075	1,491,219

		3,865,414
Containers & Packaging — 0.5%
AEP Industries, Inc. (a)	1,566	91,063
Berry Plastics Group, Inc. (a)	34,873	1,100,243
Graphic Packaging Holding Co. (a)	126,928	1,728,759
Myers Industries, Inc.	10,209	179,678
UFP Technologies, Inc. (a)	2,293	56,374

		3,156,117
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	10,054	215,055
Inter Parfums, Inc.	6,476	177,766
Revlon, Inc., Class A (a)	4,425	151,158

		543,979
Diversified Financial Services — 0.7%
Altisource Asset Management Corp. (a)	550	170,566
Altisource Portfolio Solutions SA (a)(b)	5,207	175,945
Blackhawk Network Holdings, Inc. (a)	20,399	791,481
Evercore Partners, Inc., Class A	12,849	672,902
FBR & Co. (a)	3,039	74,729
FCB Financial Holdings, Inc., Class A (a)	3,244	79,932
Greenhill & Co., Inc.	10,999	479,556
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,934	141,361
JG Wentworth Co (a)	4,554	48,546
Liberty Tax, Inc. (a)	1,444	51,609
MidWestOne Financial Group, Inc.	2,771	79,832
Moelis & Co., Class A	2,911	101,681
Outerwall, Inc. (a)	7,357	553,394
Piper Jaffray Cos. (a)	6,322	367,245
Stifel Financial Corp. (a)	25,398	1,295,806
Tiptree Financial, Inc. A REIT (a)(b)	2,551	20,663

		5,105,248
Diversified Manufacturing Operations — 0.6%
AM Castle & Co. (a)	7,247	57,831
ARC Group Worldwide, Inc. (a)(b)	1,293	13,111
Barnes Group, Inc.	21,028	778,246
Federal Signal Corp.	24,410	376,890
Harsco Corp.	31,348	592,164
Lydall, Inc. (a)	6,589	216,251
OSI Systems, Inc. (a)	7,735	547,406
Raven Industries, Inc.	14,150	353,750
Standex International Corp.	4,948	382,283
TriMas Corp. (a)	17,544	548,952

		3,866,884
Diversified Materials & Processing — 0.6%
Belden, Inc.	16,904	1,332,204
Cabot Microelectronics Corp. (a)	9,353	442,584
CLARCOR, Inc.	19,545	1,302,479
Encore Wire Corp.	8,041	300,171
Harbinger Group, Inc. (a)	32,203	455,994
Insteel Industries, Inc.	7,092	167,229
Koppers Holdings, Inc.	7,984	207,424
NL Industries, Inc.	2,756	23,702
Tredegar Corp.	9,661	217,276

		4,449,063
Diversified Media — 0.0%
Demand Media, Inc. (a)	3,728	22,815

See Notes to Financial Statements.

40	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Media (concluded)
EW Scripps Co. (a)	12,116	$270,793
Hemisphere Media Group, Inc. (a)(b)	3,041	41,023

		334,631
Diversified Retail — 0.4%
The Bon-Ton Stores, Inc.	6,042	44,771
EVINE Live, Inc. (a)	16,601	109,401
Fred’s, Inc., Class A	14,140	246,177
Gaiam, Inc., Class A (a)	6,086	43,393
HSN, Inc.	12,860	977,360
Overstock.com, Inc. (a)	4,497	109,142
Pricesmart, Inc.	7,248	661,163
Tuesday Morning Corp. (a)	16,837	365,363
Winmark Corp.	926	80,488

		2,637,258
Drug & Grocery Store Chains — 0.5%
Casey’s General Stores, Inc.	14,920	1,347,574
Diplomat Pharmacy, Inc. (a)	5,873	160,744
Ingles Markets, Inc., Class A	5,127	190,160
The Pantry, Inc. (a)	9,069	336,097
PetMed Express, Inc.	7,999	114,946
Smart & Final Stores, Inc. (a)	4,968	78,147
Supervalu, Inc. (a)	78,647	762,876
Village Super Market, Inc., Class A	2,559	70,040
Weis Markets, Inc.	4,265	203,952

		3,264,536
Education Services — 0.6%
2U, Inc. (a)	4,083	80,272
American Public Education, Inc. (a)	6,809	251,048
Bridgepoint Education, Inc. (a)	6,633	75,085
Bright Horizons Family Solutions, Inc. (a)	11,895	559,184
Capella Education Co.	4,248	326,926
Career Education Corp. (a)	25,905	180,299
Chegg, Inc. (a)(b)	28,477	196,776
Franklin Covey Co. (a)	4,242	82,125
Grand Canyon Education, Inc. (a)	18,109	844,966
HealthStream, Inc. (a)	8,242	242,974
Houghton Mifflin Harcourt Co. (a)	42,239	874,770
ITT Educational Services, Inc. (a)(b)	9,019	86,673
K12, Inc. (a)	13,370	158,702
Rosetta Stone, Inc. (a)	8,217	80,198
Strayer Education, Inc. (a)	4,212	312,867
Universal Technical Institute, Inc.	8,698	85,588

		4,438,453
Electronic Components — 0.6%
Acacia Research Corp.	19,527	330,787
Checkpoint Systems, Inc. (a)	16,198	222,399
InvenSense, Inc. (a)(b)	27,618	449,069
Kemet Corp. (a)	17,240	72,408
Methode Electronics, Inc.	14,690	536,332
Multi-Fineline Electronix, Inc. (a)	3,251	36,509
NVE Corp. (a)	1,868	132,236
Park Electrochemical Corp.	8,101	201,958
Rogers Corp. (a)	7,026	572,197
Sanmina Corp. (a)	31,876	750,042
ScanSource, Inc. (a)	11,052	443,848
Sparton Corp. (a)	3,942	111,716
Speed Commerce, Inc. (a)	18,798	58,086
TTM Technologies, Inc. (a)	20,993	158,077
Universal Display Corp. (a)	15,736	436,674
Viasystems Group, Inc. (a)	1,896	30,867

		4,543,205
Common Stocks	Shares	Value
Electronic Entertainment — 0.2%
DTS, Inc. (a)	6,548	$201,351
Glu Mobile, Inc. (a)	34,878	136,024
Take-Two Interactive Software, Inc. (a)	32,367	907,247

		1,244,622
Electronics — 0.4%
Agilysys, Inc. (a)	5,746	72,342
American Science & Engineering, Inc.	3,032	157,361
Coherent, Inc. (a)	9,668	587,041
Control4 Corp. (a)	4,556	70,026
CUI Global, Inc. (a)	7,999	59,592
Daktronics, Inc.	14,872	186,049
II-VI, Inc. (a)	20,436	278,951
Imprivata, Inc. (a)	2,120	27,560
iRobot Corp. (a)	11,447	397,440
Newport Corp. (a)	15,472	295,670
Rofin-Sinar Technologies, Inc. (a)	10,873	312,816

		2,444,848
Energy Equipment — 0.4%
C&J Energy Services, Inc. (a)	17,946	237,067
Capstone Turbine Corp. (a)(b)	137,560	101,698
Dynegy, Inc. (a)	47,638	1,445,813
Enphase Energy, Inc. (a)	6,960	99,458
FuelCell Energy, Inc. (a)(b)	89,656	138,070
Matador Resources Co. (a)	28,446	575,463
PowerSecure International, Inc. (a)	8,916	103,872
Silver Spring Networks, Inc. (a)	13,975	117,809

		2,819,250
Energy Equipment & Services — 0.0%
CHC Group, Ltd. (a)	12,133	39,068
Geospace Technologies Corp. (a)	5,126	135,839
Pioneer Energy Services Corp. (a)	24,157	133,830

		308,737
Engineering & Contracting Services — 0.5%
Argan, Inc.	4,895	164,668
Dycom Industries, Inc. (a)	13,209	463,504
Engility Holdings, Inc. (a)	6,778	290,098
Exponent, Inc.	5,147	424,628
Furmanite Corp. (a)	14,679	114,790
Layne Christensen Co. (a)	7,643	72,914
MasTec, Inc. (a)	25,454	575,515
Mistras Group, Inc. (a)	6,373	116,817
MYR Group, Inc. (a)	8,326	228,132
Power Solutions International, Inc. (a)	1,769	91,298
Tetra Tech, Inc.	25,262	674,495
VSE Corp.	1,625	107,088

		3,323,947
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A	8,200	214,676
Ascent Capital Group, Inc., Class A (a)	5,397	285,663
Carmike Cinemas, Inc. (a)	9,393	246,754
Reading International, Inc., Class A (a)	6,772	89,797
Rentrak Corp. (a)	3,844	279,920
World Wrestling Entertainment, Inc. (b)	11,597	143,107

		1,259,917
Environmental, Maintenance, & Security Service — 0.6%
ABM Industries, Inc.	21,649	620,244
The Brink’s Co.	18,821	459,420
G&K Services, Inc., Class A	7,700	545,545
Healthcare Services Group, Inc.	27,217	841,822
MSA Safety, Inc.	11,454	608,093
SP Plus Corp. (a)	5,936	149,765
UniFirst Corp.	5,726	695,423

		3,920,312

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	41

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Fertilizers — 0.1%
Intrepid Potash, Inc. (a)	21,687	$301,016
Rentech, Inc. (a)	83,520	105,235

		406,251
Financial Data & Systems — 0.8%
Advent Software, Inc.	19,967	611,789
Cardtronics, Inc. (a)	17,345	669,170
Cass Information Systems, Inc.	4,514	240,371
Consumer Portfolio Services, Inc. (a)	8,532	62,796
Euronet Worldwide, Inc. (a)	19,825	1,088,393
EVERTEC, Inc.	25,559	565,621
Fair Isaac Corp.	12,520	905,196
Global Cash Access Holdings, Inc. (a)	25,788	184,384
Green Dot Corp., Class A (a)	12,156	249,076
Heartland Payment Systems, Inc.	13,971	753,735
Higher One Holdings, Inc. (a)	13,335	56,140
Xoom Corp. (a)	12,040	210,820

		5,597,491
Food & Staples Retailing — 0.0%
Fairway Group Holdings Corp. (a)(b)	7,928	24,973
Natural Grocers by Vitamin Cottage, Inc. (a)	3,575	100,708

		125,681
Foods — 1.4%
B&G Foods, Inc.	20,809	622,189
Boulder Brands, Inc. (a)	23,641	261,470
The Chefs’ Warehouse, Inc. (a)	7,009	161,487
Chiquita Brands International, Inc. (a)	19,322	279,396
Dean Foods Co.	36,276	703,029
Diamond Foods, Inc. (a)	8,422	237,753
The Fresh Market, Inc. (a)	16,638	685,486
Freshpet, Inc. (a)(b)	4,574	78,032
Inventure Foods, Inc. (a)	6,088	77,561
J&J Snack Foods Corp.	5,759	626,406
John B Sanfilippo & Son, Inc.	3,188	145,054
Lancaster Colony Corp.	7,162	670,650
Lifeway Foods, Inc. (a)	1,745	32,335
Medifast, Inc. (a)	4,696	157,551
Nature’s Sunshine Products, Inc.	4,093	60,658
Nutraceutical International Corp. (a)	3,420	73,735
Omega Protein Corp. (a)	8,249	87,192
Post Holdings, Inc. (a)	17,069	715,020
Roundy’s, Inc.	15,527	75,151
Seneca Foods Corp., Class A (a)	3,155	85,280
Senomyx, Inc. (a)	16,790	100,908
Snyders-Lance, Inc.	18,428	562,975
SpartanNash Co.	14,608	381,853
Synutra International, Inc. (a)	6,746	41,016
Tootsie Roll Industries, Inc.	7,301	223,776
TreeHouse Foods, Inc. (a)	16,313	1,395,251
United Natural Foods, Inc. (a)	19,235	1,487,346

		10,028,560
Forest Products — 0.2%
Boise Cascade Co. (a)	15,332	569,584
Deltic Timber Corp.	4,348	297,403
Universal Forest Products, Inc.	7,808	415,386

		1,282,373
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	19,423	1,209,082
Ennis, Inc.	10,013	134,875
InnerWorkings, Inc. (a)	13,362	104,090
Multi-Color Corp.	4,822	267,235
Quad/Graphics, Inc.	10,697	245,603

		1,960,885
Common Stocks	Shares	Value
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	6,152	$128,884
Hillenbrand, Inc.	24,357	840,317
Matthews International Corp., Class A	11,573	563,258

		1,532,459
Gas Pipeline — 0.2%
SemGroup Corp., Class A	16,527	1,130,282
Glass — 0.1%
Apogee Enterprises, Inc.	11,288	478,273
Gold — 0.0%
Allied Nevada Gold Corp. (a)(b)	43,445	37,797
Coeur Mining, Inc. (a)	40,221	205,529
Gold Resource Corp.	14,583	49,291

		292,617
Health Care Equipment & Supplies — 0.0%
Inogen, Inc. (a)	2,001	62,771
Health Care Facilities — 0.7%
AAC Holdings, Inc. (a)	2,198	67,962
Adeptus Health, Inc., Class A (a)	2,152	80,485
Amsurg Corp. (a)	16,445	900,035
Capital Senior Living Corp. (a)	11,292	281,284
The Ensign Group, Inc.	7,740	343,578
Five Star Quality Care, Inc. (a)	16,494	68,450
Hanger, Inc. (a)	13,732	300,731
HealthSouth Corp.	34,213	1,315,832
Kindred Healthcare, Inc.	27,160	493,769
National Healthcare Corp.	4,002	251,485
Select Medical Holdings Corp.	30,515	439,416
Skilled Healthcare Group, Inc., Class A (a)	9,217	78,990
Surgical Care Affiliates, Inc. (a)	4,890	164,548
U.S. Physical Therapy, Inc.	4,755	199,520

		4,986,085
Health Care Management Services — 0.5%
BioScrip, Inc. (a)	26,567	185,703
Computer Programs & Systems, Inc.	4,325	262,744
Magellan Health Services, Inc. (a)	10,701	642,381
Molina Healthcare, Inc. (a)	11,715	627,104
Triple-S Management Corp., Class B (a)	9,581	229,082
Universal American Corp. (a)	16,492	153,046
WellCare Health Plans, Inc. (a)	17,023	1,396,907

		3,496,967
Health Care Services — 2.1%
Acadia Healthcare Co., Inc. (a)	16,579	1,014,801
Accelerate Diagnostics, Inc. (a)(b)	8,783	168,546
Addus HomeCare Corp. (a)	2,464	59,801
Air Methods Corp. (a)	15,211	669,740
Alliance HealthCare Services, Inc. (a)	1,898	39,839
Almost Family, Inc. (a)	3,215	93,074
Amedisys, Inc. (a)	10,587	310,728
AMN Healthcare Services, Inc. (a)	18,049	353,760
Cara Therapeutics, Inc. (a)	2,256	22,492
Care.com, Inc. (a)(b)	2,860	23,681
Catalent, Inc. (a)	18,965	528,744
Chemed Corp.	6,810	719,613
Civitas Solutions, Inc. (a)	4,415	75,187
Corvel Corp. (a)	4,321	160,828
Cross Country Healthcare, Inc. (a)	12,026	150,085
ExamWorks Group, Inc. (a)	13,465	560,009
Flexion Therapeutics, Inc. (a)	2,169	43,792
Gentiva Health Services, Inc. (a)	12,162	231,686
Globus Medical, Inc., Class A (a)	25,534	606,943
HealthEquity, Inc. (a)	4,095	104,218
Healthways, Inc. (a)	12,215	242,834
HMS Holdings Corp. (a)	34,120	721,297

See Notes to Financial Statements.

42	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Services (concluded)
IPC The Hospitalist Co., Inc. (a)	6,679	$306,499
LHC Group, Inc. (a)	4,796	149,539
Medidata Solutions, Inc. (a)	20,978	1,001,700
MiMedx Group, Inc. (a)	36,050	415,657
MWI Veterinary Supply, Inc. (a)	4,986	847,171
Omnicell, Inc. (a)	14,172	469,377
OvaScience, Inc. (a)	5,953	263,242
PharMerica Corp. (a)	11,666	241,603
Phibro Animal Health Corp., Class A	5,695	179,677
Quality Systems, Inc.	19,339	301,495
Roka Bioscience, Inc. (a)	1,703	7,510
Ryman Hospitality Properties	16,869	889,671
T2 Biosystems, Inc. (a)(b)	2,307	44,387
Team Health Holdings, Inc. (a)	27,291	1,570,051
Tetraphase Pharmaceuticals, Inc. (a)	10,090	400,674
WebMD Health Corp. (a)	15,036	594,674

		14,584,625
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	23,837	471,019
The Providence Service Corp. (a)	4,475	163,069

		634,088
Home Building — 0.7%
Beazer Homes USA, Inc. (a)	10,446	202,235
Century Communities, Inc. (a)	1,446	24,987
Hovnanian Enterprises, Inc., Class A (a)	45,345	187,275
Installed Building Products, Inc. (a)	3,343	59,572
KB Home	32,630	540,027
LGI Homes, Inc. (a)	5,750	85,790
M/I Homes, Inc. (a)	9,573	219,796
MDC Holdings, Inc.	15,236	403,297
Meritage Homes Corp. (a)	15,256	549,063
The New Home Co., Inc. (a)	3,500	50,680
The Ryland Group, Inc.	18,268	704,414
Standard Pacific Corp. (a)	56,566	412,366
Tile Shop Holdings, Inc. (a)(b)	10,730	95,282
TRI Pointe Homes, Inc. (a)	57,061	870,180
UCP, Inc., Class A (a)	2,956	31,038
WCI Communities, Inc. (a)	4,797	93,925
William Lyon Homes, Class A (a)	6,913	140,127

		4,670,054
Hotel/Motel — 0.3%
Belmond Ltd., Class A (a)	37,531	464,258
Bloomin’ Brands, Inc. (a)	29,960	741,810
Intrawest Resorts Holdings, Inc. (a)	4,991	59,593
La Quinta Holdings, Inc. (a)	17,180	378,991
The Marcus Corp.	6,864	127,053
Morgans Hotel Group Co. (a)	11,303	88,615

		1,860,320
Household Appliances — 0.0%
National Presto Industries, Inc.	1,894	109,928
Household Equipment & Products — 0.2%
Central Garden and Pet Co., Class A (a)	16,803	160,469
CSS Industries, Inc.	3,590	99,227
Helen of Troy Ltd. (a)	11,088	721,385
Libbey, Inc. (a)	8,346	262,398
Sears Hometown and Outlet Stores, Inc. (a)	4,531	59,583

		1,303,062
Household Furnishings — 0.3%
American Woodmark Corp. (a)	4,858	196,457
Ethan Allen Interiors, Inc.	9,820	304,125
Flexsteel Industries, Inc.	1,788	57,663
Kirkland’s, Inc. (a)	5,668	133,992
La-Z-Boy, Inc.	20,318	545,335
Common Stocks	Shares	Value
Household Furnishings (concluded)
Lifetime Brands, Inc.	4,025	$69,230
Norcraft Cos., Inc. (a)	2,970	57,321
Select Comfort Corp. (a)	21,052	569,036

		1,933,159
Insurance: Life — 0.8%
American Equity Investment Life Holding Co.	28,877	842,920
Citizens, Inc. (a)(b)	17,095	129,922
CNO Financial Group, Inc.	79,587	1,370,488
FBL Financial Group, Inc., Class A	3,749	217,554
Fidelity & Guaranty Life	4,348	105,526
Independence Holding Co.	2,909	40,581
Kansas City Life Insurance Co.	1,463	70,268
National Western Life Insurance Co., Class A	868	233,709
The Phoenix Cos., Inc. (a)	2,181	150,205
Primerica, Inc.	21,207	1,150,692
Symetra Financial Corp.	29,237	673,913
Third Point Reinsurance Ltd. (a)	22,180	321,388
Trupanion, Inc. (a)	3,097	21,462

		5,328,628
Insurance: Multi-Line — 0.4%
Atlas Financial Holdings, Inc. (a)	4,480	73,114
Crawford & Co., Class B	10,900	112,052
eHealth, Inc. (a)	6,925	172,571
Horace Mann Educators Corp.	15,795	524,078
Kemper Corp.	18,028	650,991
Maiden Holdings Ltd.	19,352	247,512
PICO Holdings, Inc. (a)	8,817	166,201
Platinum Underwriters Holdings Ltd.	9,632	707,181

		2,653,700
Insurance: Property-Casualty — 1.7%
Amerisafe, Inc.	7,257	307,407
AmTrust Financial Services, Inc. (b)	11,647	655,144
Argo Group International Holdings Ltd.	10,114	561,024
Baldwin & Lyons, Inc., Class B	3,556	91,674
Donegal Group, Inc., Class A	3,240	51,775
EMC Insurance Group, Inc.	1,989	70,530
Employers Holdings, Inc.	12,244	287,856
Enstar Group Ltd. (a)	3,339	510,500
Essent Group Ltd. (a)	17,313	445,117
Federated National Holding Co.	5,291	127,831
First American Financial Corp.	41,376	1,402,646
Global Indemnity PLC (a)	3,214	91,181
Greenlight Capital Re Ltd. (a)	11,050	360,782
Hallmark Financial Services, Inc. (a)	5,566	67,293
HCI Group, Inc.	3,529	152,594
Heritage Insurance Holdings, Inc. (a)	2,803	54,462
Hilltop Holdings, Inc. (a)	26,988	538,411
Infinity Property & Casualty Corp.	4,452	343,961
Meadowbrook Insurance Group, Inc.	19,216	162,567
Montpelier Re Holdings Ltd.	14,199	508,608
National General Holdings Corp.	13,806	256,930
National Interstate Corp.	2,721	81,086
The Navigators Group, Inc. (a)	4,061	297,834
NMI Holdings, Inc., Class A (a)	19,697	179,834
OneBeacon Insurance Group Ltd.	8,618	139,612
Radian Group, Inc.	74,069	1,238,434
RLI Corp.	16,678	823,893
Safety Insurance Group, Inc.	5,004	320,306
Selective Insurance Group, Inc.	21,783	591,844
State Auto Financial Corp.	5,802	128,920
State National Cos., Inc.	9,719	116,434
Stewart Information Services Corp.	8,351	309,321
United Fire Group, Inc.	7,992	237,602
United Insurance Holdings Corp.	6,415	140,809

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	43

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance: Property-Casualty (concluded)
Universal Insurance Holdings, Inc.	12,109	$247,629

		11,901,851
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	6,276	39,915
Internet Software & Services — 0.2%
Amber Road, Inc. (a)	3,274	33,460
Borderfree, Inc. (a)	2,515	22,534
ChannelAdvisor Corp. (a)	8,044	173,590
Cinedigm Corp. (a)	29,227	47,348
Coupons.com, Inc. (a)	4,777	84,792
E2open, Inc. (a)	9,142	87,855
Everyday Health, Inc. (a)	2,891	42,642
Global Eagle Entertainment, Inc. (a)	15,764	214,548
Gogo, Inc. (a)(b)	21,691	358,552
GrubHub, Inc. (a)	3,549	128,900
OPOWER, Inc. (a)(b)	2,949	41,964
TrueCar, Inc. (a)	2,980	68,242
Zendesk, Inc. (a)	4,329	105,498

		1,409,925
Leisure Time — 1.0%
Black Diamond, Inc. (a)	9,027	78,986
Callaway Golf Co.	30,265	233,040
Churchill Downs, Inc.	5,190	494,607
ClubCorp Holdings, Inc.	8,264	148,174
Escalade, Inc.	3,676	55,471
International Speedway Corp., Class A	10,772	340,934
Interval Leisure Group, Inc.	15,413	321,978
Johnson Outdoors, Inc.	1,910	59,592
Life Time Fitness, Inc. (a)	15,854	897,653
Marriott Vacations Worldwide Corp.	10,382	773,874
Nautilus, Inc. (a)	12,084	183,435
Orbitz Worldwide, Inc. (a)	20,028	164,830
Pool Corp.	17,468	1,108,170
SFX Entertainment, Inc. (a)	17,076	77,354
Smith & Wesson Holding Corp. (a)	21,456	203,188
Speedway Motorsports, Inc.	4,323	94,544
Sturm Ruger & Co., Inc. (b)	7,557	261,699
Travelport Worldwide, Ltd.	11,570	208,260
Vail Resorts, Inc.	14,004	1,276,185
West Marine, Inc. (a)	6,930	89,536

		7,071,510
Luxury Items — 0.0%
Movado Group, Inc.	7,127	202,193
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	2,610	126,428
Lindsay Corp. (b)	4,738	406,236
Titan International, Inc.	17,132	182,113
Titan Machinery, Inc. (a)(b)	6,776	94,458

		809,235
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	7,301	287,002
Douglas Dynamics, Inc.	8,564	183,527
NACCO Industries, Inc., Class A	1,728	102,574

		573,103
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	18,130	370,215
Machinery: Industrial — 1.0%
Actuant Corp., Class A	25,264	688,191
Altra Industrial Motion Corp.	10,517	298,578
Applied Industrial Technologies, Inc.	16,195	738,330
Chart Industries, Inc. (a)	11,849	405,236
Columbus McKinnon Corp.	7,684	215,459
Common Stocks	Shares	Value
Machinery: Industrial (concluded)
DXP Enterprises, Inc. (a)	5,032	$254,267
EnPro Industries, Inc. (a)	8,817	553,355
The ExOne Co. (a)(b)	3,982	66,898
Graham Corp.	3,870	111,340
Hyster-Yale Materials Handling, Inc.	3,990	292,068
Intevac, Inc. (a)	9,112	70,800
John Bean Technologies Corp.	11,313	371,745
Kadant, Inc.	4,344	185,445
Manitex International, Inc. (a)	5,407	68,723
MTS Systems Corp.	5,864	439,976
Omega Flex, Inc.	1,119	42,310
Proto Labs, Inc. (a)	8,789	590,269
Tennant Co.	7,135	514,933
Twin Disc, Inc.	3,159	62,738
Woodward, Inc.	25,687	1,264,571

		7,235,232
Machinery: Specialty — 0.1%
Albany International Corp., Class A	10,893	413,825
Hurco Cos., Inc.	2,543	86,691
Xerium Technologies, Inc. (a)	4,253	67,112

		567,628
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	3,448	273,323
Medical & Dental Instruments & Supplies — 2.0%
ABIOMED, Inc. (a)	15,483	589,283
AngioDynamics, Inc. (a)	9,603	182,553
Anika Therapeutics, Inc. (a)	5,615	228,755
Antares Pharma, Inc. (a)	44,679	114,825
AtriCure, Inc. (a)	10,632	212,215
Atrion Corp.	597	202,986
Cantel Medical Corp.	13,111	567,182
Cardiovascular Systems, Inc. (a)	10,732	322,819
Cerus Corp. (a)	30,207	188,492
CONMED Corp.	10,563	474,912
CryoLife, Inc.	10,876	123,225
Derma Sciences, Inc. (a)	8,917	83,017
Endologix, Inc. (a)	24,870	380,262
Exactech, Inc. (a)	3,868	91,169
HeartWare International, Inc. (a)	6,598	484,491
ICU Medical, Inc. (a)	5,204	426,208
Insulet Corp. (a)	21,488	989,737
Integra LifeSciences Holdings Corp. (a)	9,698	525,923
Intersect ENT, Inc. (a)	2,237	41,496
Invacare Corp.	12,468	208,964
K2M Group Holdings, Inc. (a)	3,438	71,751
Landauer, Inc.	3,650	124,611
LDR Holding Corp. (a)	6,424	210,579
Meridian Bioscience, Inc.	16,197	266,603
Merit Medical Systems, Inc. (a)	16,723	289,810
NanoString Technologies, Inc. (a)	3,936	54,828
Navidea Biopharmaceuticals, Inc. (a)(b)	58,229	110,053
Neogen Corp. (a)	14,224	705,368
NuVasive, Inc. (a)	18,074	852,370
Ocular Therapeutix, Inc. (a)	2,141	50,356
OraSure Technologies, Inc. (a)	21,693	219,967
Orthofix International NV (a)	7,122	214,087
Owens & Minor, Inc.	24,454	858,580
Quidel Corp. (a)	11,062	319,913
Sientra, Inc. (a)	1,918	32,203
Staar Surgical Co. (a)	14,861	135,384
STERIS Corp.	22,911	1,485,778
SurModics, Inc. (a)	5,042	111,428
Symmetry Surgical, Inc. (a)	3,756	29,259
Tornier NV (a)	13,769	351,110
TransEnterix, Inc. (a)	10,468	30,462

See Notes to Financial Statements.

44	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
TriVascular Technologies, Inc. (a)(b)	2,770	$34,819
Unilife Corp. (a)(b)	42,507	142,398
Utah Medical Products, Inc.	1,480	88,874
Vascular Solutions, Inc. (a)	6,652	180,668
Volcano Corp. (a)	19,928	356,313

		13,766,086
Medical Equipment — 1.3%
Abaxis, Inc.	8,702	494,535
Accuray, Inc. (a)	29,861	225,451
Affymetrix, Inc. (a)	28,284	279,163
Analogic Corp.	4,825	408,243
Cyberonics, Inc. (a)	10,430	580,742
Cynosure, Inc., Class A (a)	8,666	237,622
DexCom, Inc. (a)	29,034	1,598,322
Fluidigm Corp. (a)	10,894	367,455
Greatbatch, Inc. (a)	9,657	476,090
Haemonetics Corp. (a)	20,235	757,194
Luminex Corp. (a)	14,604	273,971
Masimo Corp. (a)	17,381	457,816
Merge Healthcare, Inc. (a)	26,938	95,899
Natus Medical, Inc. (a)	12,462	449,130
Nevro Corp. (a)	3,095	119,684
NxStage Medical, Inc. (a)	23,794	426,626
Oxford Immunotec Global PLC (a)	5,102	69,489
Spectranetics Corp. (a)	16,113	557,188
Tandem Diabetes Care, Inc. (a)	3,072	39,014
Thoratec Corp. (a)	22,057	715,970
Zeltiq Aesthetics, Inc. (a)	11,265	314,406

		8,944,010
Medical Services — 0.2%
Bio-Reference Laboratories, Inc. (a)	9,565	307,323
PAREXEL International Corp. (a)	22,075	1,226,487

		1,533,810
Metal Fabricating — 0.7%
Advanced Drainage Systems, Inc.	5,953	136,800
Ampco-Pittsburgh Corp.	3,093	59,540
Dynamic Materials Corp.	5,425	86,908
Global Brass & Copper Holdings, Inc.	8,531	112,268
Haynes International, Inc.	4,808	233,188
LB Foster Co., Class A	4,026	195,543
Mueller Industries, Inc.	21,967	749,953
Mueller Water Products, Inc., Series A	61,779	632,617
NN, Inc.	6,868	141,206
Northwest Pipe Co. (a)	3,608	108,673
RBC Bearings, Inc.	9,007	581,222
Rexnord Corp. (a)	29,171	822,914
RTI International Metals, Inc. (a)	11,943	301,680
Worthington Industries, Inc.	19,963	600,687

		4,763,199
Metals & Minerals: Diversified — 0.6%
Alpha Natural Resources, Inc. (a)(b)	86,007	143,632
Commercial Metals Co.	45,653	743,687
Globe Specialty Metals, Inc.	24,756	426,546
Hecla Mining Co.	143,216	399,573
Materion Corp.	7,980	281,135
Minerals Technologies, Inc.	13,366	928,269
Molycorp, Inc. (a)(b)	75,611	66,583
Oil-Dri Corp. of America	1,888	61,605
Ring Energy, Inc. (a)	7,757	81,449
SunCoke Energy, Inc.	25,717	497,367
U.S. Silica Holdings, Inc.	20,880	536,407
United States Lime & Minerals, Inc.	750	54,645

		4,220,898
Common Stocks	Shares	Value
Office Supplies & Equipement — 0.7%
ACCO Brands Corp. (a)	44,285	$399,008
Eastman Kodak Co. (a)	6,927	150,385
Electronics for Imaging, Inc. (a)	18,056	773,338
Herman Miller, Inc.	22,967	675,919
HNI Corp.	17,482	892,631
Kimball International, Inc., Class B	13,265	120,977
Knoll, Inc.	18,787	397,721
Steelcase, Inc., Class A	32,027	574,885
United Stationers, Inc.	15,304	645,216

		4,630,080
Offshore Drilling & Other Services — 0.0%
Hercules Offshore, Inc. (a)(b)	63,064	63,064
North Atlantic Drilling, Ltd.	26,731	43,571
Vantage Drilling Co. (a)	85,202	41,647

		148,282
Oil Well Equipment & Services — 0.8%
Basic Energy Services, Inc. (a)	12,423	87,085
Dawson Geophysical Co.	3,306	40,432
Exterran Holdings, Inc.	22,684	739,045
Flotek Industries, Inc. (a)	20,866	390,820
FMSA Holdings, Inc. (a)	9,312	64,439
Forum Energy Technologies, Inc. (a)	23,108	479,029
Glori Energy, Inc. (a)(b)	5,086	21,260
Gulf Island Fabrication, Inc.	5,685	110,232
Helix Energy Solutions Group, Inc. (a)	40,898	887,487
Hornbeck Offshore Services, Inc. (a)	14,105	352,202
Independence Contract Drilling, Inc. (a)	3,763	19,643
ION Geophysical Corp. (a)	49,875	137,156
Key Energy Services, Inc. (a)	51,151	85,422
Matrix Service Co. (a)	10,303	229,963
McDermott International, Inc. (a)	92,196	268,290
Mitcham Industries, Inc. (a)	5,440	32,259
Natural Gas Services Group, Inc. (a)	4,932	113,633
Newpark Resources, Inc. (a)	32,897	313,837
Nuverra Environmental Solutions, Inc. (a)(b)	6,238	34,621
Parker Drilling Co. (a)	47,238	145,021
Profire Energy, Inc. (a)(b)	6,300	14,364
RigNet, Inc. (a)	4,617	189,436
SEACOR Holdings, Inc. (a)	7,200	531,432
Tesco Corp.	13,425	172,109
TETRA Technologies, Inc. (a)	30,684	204,969
Willbros Group, Inc. (a)	14,923	93,567

		5,757,753
Oil, Gas & Consumable Fuels — 0.3%
Ardmore Shipping Corp.	6,945	83,132
CARBO Ceramics, Inc.	7,685	307,784
DHT Holdings, Inc.	36,027	263,357
Dorian LPG, Ltd. (a)	2,658	36,920
Emerald Oil, Inc. (a)(b)	23,794	28,553
EXCO Resources, Inc. (b)	59,200	128,464
Gastar Exploration, Inc. (a)	26,608	64,125
Navios Maritime Acq Corp.	32,496	117,960
Pacific Ethanol, Inc. (a)	9,199	95,026
Parsley Energy, Inc., Class A (a)	20,672	329,925
Plug Power, Inc. (a)(b)	64,585	193,755
RSP Permian, Inc. (a)	9,075	228,146
TransAtlantic Petroleum, Ltd. (a)	8,454	45,567

		1,922,714
Oil: Crude Producers — 1.1%
Abraxas Petroleum Corp. (a)	35,179	103,426
American Eagle Energy Corp. (a)	12,925	8,047
Apco Oil and Gas International, Inc. (a)	3,414	47,898
Approach Resources, Inc. (a)(b)	14,965	95,626
Bill Barrett Corp. (a)	19,318	220,032

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	45

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Bonanza Creek Energy, Inc. (a)	12,767	$306,408
BPZ Resources, Inc. (a)	48,818	14,108
Callon Petroleum Co. (a)	21,558	117,491
Carrizo Oil & Gas, Inc. (a)	17,643	733,949
Clayton Williams Energy, Inc. (a)	2,289	146,038
Comstock Resources, Inc. (b)	18,465	125,747
Contango Oil & Gas Co. (a)	6,767	197,867
Diamondback Energy, Inc. (a)	16,237	970,648
Eclipse Resources Corp. (a)	11,625	81,724
Energy XXI Bermuda Ltd. (b)	35,911	117,070
Evolution Petroleum Corp.	7,574	56,275
FX Energy, Inc. (a)	22,182	34,382
Goodrich Petroleum Corp. (a)(b)	13,980	62,071
Halcon Resources Corp. (a)(b)	100,619	179,102
Harvest Natural Resources, Inc. (a)	17,052	30,864
Isramco, Inc. (a)(b)	337	46,506
Jones Energy, Inc., Class A (a)	4,612	52,623
Magnum Hunter Resources Corp. (a)(b)	77,138	242,213
Midstates Petroleum Co., Inc. (a)(b)	15,172	22,910
Northern Oil and Gas, Inc. (a)	23,787	134,397
ONE Gas, Inc.	20,166	831,243
Panhandle Oil and Gas, Inc.	5,288	123,105
PDC Energy, Inc. (a)	13,886	573,075
Penn Virginia Corp. (a)	25,305	169,037
PetroQuest Energy, Inc. (a)	23,024	86,110
Quicksilver Resources, Inc. (a)(b)	53,958	10,695
Resolute Energy Corp. (a)	27,594	36,424
Rex Energy Corp. (a)	19,118	97,502
Rosetta Resources, Inc. (a)	23,867	532,473
Sanchez Energy Corp. (a)(b)	19,859	184,490
Stone Energy Corp. (a)	21,839	368,642
Swift Energy Co. (a)(b)	17,269	69,939
Synergy Resources Corp. (a)	25,820	323,783
Triangle Petroleum Corp. (a)(b)	26,270	125,571
Vaalco Energy, Inc. (a)	18,888	86,129
W&T Offshore, Inc.	13,248	97,240
Warren Resources, Inc. (a)	27,529	44,322

		7,907,202
Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	798	39,860
Alon USA Energy, Inc.	10,149	128,588
Clean Energy Fuels Corp. (a)	27,328	136,503
Delek U.S. Holdings, Inc.	23,014	627,822
Miller Energy Resources, Inc. (a)(b)	12,729	15,911
Renewable Energy Group, Inc. (a)	13,436	130,463
Trecora Resources (a)	7,421	109,089
Vertex Energy, Inc. (a)(b)	5,225	21,893
Western Refining, Inc.	20,647	780,044

		1,990,173
Paints & Coatings — 0.2%
Chase Corp.	2,542	91,487
Ferro Corp. (a)	27,858	361,040
HB Fuller Co.	19,440	865,663
Kronos Worldwide, Inc.	8,228	107,128

		1,425,318
Paper — 0.5%
Clearwater Paper Corp. (a)	7,956	545,384
KapStone Paper and Packaging Corp.	32,883	963,801
Neenah Paper, Inc.	6,449	388,681
PH Glatfelter Co.	16,800	429,576
Resolute Forest Products (a)	25,268	444,969
Schweitzer-Mauduit International, Inc.	11,889	502,905
Wausau Paper Corp.	16,574	188,446

		3,463,762
Common Stocks	Shares	Value
Personal Care — 0.1%
The Female Health Co.	8,082	$31,681
Orchids Paper Products Co.	3,162	92,046
PhotoMedex, Inc. (a)(b)	5,565	8,515
USANA Health Sciences, Inc. (a)	2,212	226,929
WD-40 Co.	5,810	494,315

		853,486
Pharmaceuticals — 2.9%
ACADIA Pharmaceuticals, Inc. (a)	30,537	969,550
AcelRx Pharmaceuticals, Inc. (a)(b)	9,825	66,122
Achaogen, Inc. (a)	2,870	37,454
Achillion Pharmaceuticals, Inc. (a)	37,510	459,498
Adamas Pharmaceuticals, Inc. (a)	1,173	20,375
Aerie Pharmaceuticals, Inc. (a)	4,086	119,270
Agios Pharmaceuticals, Inc. (a)	5,666	634,819
Akorn, Inc. (a)	24,148	874,158
Amphastar Pharmaceuticals, Inc. (a)	3,450	40,055
Ampio Pharmaceuticals, Inc. (a)(b)	15,852	54,372
Anacor Pharmaceuticals, Inc. (a)	12,736	410,736
Aratana Therapeutics, Inc. (a)	11,152	198,729
Auspex Pharmaceuticals, Inc. (a)	3,609	189,400
Auxilium Pharmaceuticals, Inc. (a)	19,490	670,164
AVANIR Pharmaceuticals, Inc. (a)	74,683	1,265,877
Biospecifics Technologies Corp. (a)	1,379	53,257
Cambrex Corp. (a)	11,907	257,429
Cempra, Inc. (a)	9,612	225,978
Chimerix, Inc. (a)	11,697	470,921
Corcept Therapeutics, Inc. (a)	19,964	59,892
Depomed, Inc. (a)	22,490	362,314
Dicerna Pharmaceuticals, Inc. (a)	1,444	23,783
Egalet Corp. (a)	1,683	9,576
Enanta Pharmaceuticals, Inc. (a)	4,016	204,214
Endocyte, Inc. (a)	14,760	92,840
Esperion Therapeutics, Inc. (a)	2,333	94,347
Furiex Pharamceuticals, Inc.	3,003	30,030
Galectin Therapeutics, Inc. (a)	7,543	26,174
Horizon Pharma PLC (a)	25,198	324,802
Immune Design Corp. (a)	2,381	73,287
Impax Laboratories, Inc. (a)	27,157	860,334
Infinity Pharmaceuticals, Inc. (a)	18,826	317,971
Intra-Cellular Therapies, Inc. (a)(b)	6,659	117,531
Ironwood Pharmaceuticals, Inc. (a)	46,372	710,419
Isis Pharmaceuticals, Inc. (a)	45,583	2,814,294
Kite Pharma, Inc. (a)(b)	3,626	209,111
Lannett Co., Inc. (a)	9,978	427,857
The Medicines Co. (a)	25,228	698,059
Nanoviricides, Inc. (a)(b)	16,944	46,088
NeoStem, Inc. (a)(b)	10,036	37,836
Ohr Pharmaceutical, Inc. (a)(b)	7,948	66,286
Otonomy, Inc. (a)	2,816	93,857
Pacira Pharmaceuticals, Inc. (a)	13,811	1,224,483
Pain Therapeutics, Inc. (a)	15,839	32,153
Pernix Therapeutics Holdings (a)	12,636	118,652
Portola Pharmaceuticals, Inc. (a)	16,544	468,526
Pozen, Inc. (a)	10,624	84,992
Prestige Brands Holdings, Inc. (a)	20,115	698,393
Radius Health, Inc. (a)	3,017	117,391
Receptos, Inc. (a)	8,499	1,041,213
Relypsa, Inc. (a)	6,526	201,001
Revance Therapeutics, Inc. (a)	3,464	58,680
Sagent Pharmaceuticals, Inc. (a)	8,506	213,586
Sciclone Pharmaceuticals, Inc. (a)	20,032	175,480
Spectrum Pharmaceuticals, Inc. (a)	25,554	177,089
Supernus Pharmaceuticals, Inc. (a)	11,352	94,222
TG Therapeutics, Inc. (a)	10,431	165,227
TherapeuticsMD, Inc. (a)	41,852	186,241
Theravance Biopharma, Inc. (a)	9,012	134,459

See Notes to Financial Statements.

46	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Ultragenyx Pharmaceutical, Inc. (a)	2,729	$119,749
Vivus, Inc. (a)(b)	35,964	103,576
XenoPort, Inc. (a)	22,394	196,395
Zafgen, Inc. (a)	2,652	81,788
Zogenix, Inc. (a)	48,087	65,879
ZS Pharma, Inc. (a)(b)	2,616	108,747

		20,586,988
Plastics — 0.1%
A. Schulman, Inc.	11,300	457,989
Ply Gem Holdings, Inc. (a)	8,317	116,272
Trinseo SA (a)	4,533	79,101

		653,362
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	15,969	378,465
Generac Holdings, Inc. (a)	26,709	1,248,913
Global Power Equipment Group, Inc.	6,637	91,657
Maxwell Technologies, Inc. (a)	11,883	108,373
Powell Industries, Inc.	3,605	176,897
Vicor Corp. (a)	6,316	76,424

		2,080,729
Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	19,705	311,930
Stillwater Mining Co. (a)	46,496	685,351

		997,281
Printing & Copying Services — 0.2%
Casella Waste Systems, Inc. (a)	15,074	60,899
Cenveo, Inc. (a)	21,392	44,923
Cimpress NV (a)	12,918	966,783

		1,072,605
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	19,239	338,029
Park-Ohio Holdings Corp.	3,398	214,176

		552,205
Production Technology Equipment — 1.0%
Axcelis Technologies, Inc. (a)	42,825	109,632
Brooks Automation, Inc.	25,854	329,638
Cognex Corp. (a)	33,645	1,390,548
Cohu, Inc.	9,909	117,917
Electro Scientific Industries, Inc.	9,335	72,440
Entegris, Inc. (a)	53,947	712,640
FEI Co.	16,377	1,479,662
GSI Group, Inc. (a)	11,748	172,931
MKS Instruments, Inc.	20,714	758,132
Nanometrics, Inc. (a)	9,232	155,282
Photronics, Inc. (a)	23,606	196,166
Rudolph Technologies, Inc. (a)	12,725	130,177
Tessera Technologies, Inc.	20,693	739,982
Ultra Clean Holdings, Inc. (a)	11,512	106,831
Ultratech, Inc. (a)	10,893	202,174
Veeco Instruments, Inc. (a)	15,523	541,442

		7,215,594
Publishing — 0.6%
AH Belo Corp.	7,170	74,425
Daily Journal Corp. (a)	415	109,149
Dex Media, Inc. (a)	5,741	51,497
Eros International PLC (a)	8,596	181,891
Journal Communications, Inc., Class A (a)	17,458	199,545
Lee Enterprises, Inc. (a)	20,392	75,043
Martha Stewart Living Omnimedia, Class A (a)	11,528	49,686
The McClatchy Co., Class A (a)	23,664	78,564
Media General, Inc. (a)	21,116	353,271
Common Stocks	Shares	Value
Publishing (concluded)
Meredith Corp.	13,935	$756,949
New Media Investment Group, Inc.	14,247	336,657
The New York Times Co., Class A	53,732	710,337
Scholastic Corp.	10,263	373,778
Time, Inc.	42,732	1,051,634

		4,402,426
Radio & TV Broadcasters — 0.3%
Central European Media Enterprises Ltd. (a)	27,697	88,907
Crown Media Holdings, Inc., Class A (a)	13,437	47,567
Cumulus Media, Inc., Class A (a)	55,696	235,594
Entercom Communications Corp., Class A (a)	9,615	116,918
Entravision Communications Corp., Class A	22,160	143,597
Gray Television, Inc. (a)	19,245	215,544
Nexstar Broadcasting Group, Inc., Class A	11,877	615,110
Radio One, Inc., Class D (a)	9,662	16,136
Saga Communications, Inc., Class A	1,431	62,220
Salem Communications Corp., Class A	4,446	34,768
Sinclair Broadcast Group, Inc., Class A	26,643	728,952
Townsquare Media, Inc. (a)	3,307	43,652

		2,348,965
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	3,657	188,335
FreightCar America, Inc.	4,665	122,736
The Greenbrier Cos., Inc. (b)	10,705	575,180

		886,251
Real Estate — 0.3%
AV Homes, Inc. (a)	4,451	64,851
Consolidated-Tomoka Land Co.	1,691	94,358
Forestar Group, Inc. (a)	13,643	210,102
HFF, Inc., Class A	12,729	457,226
Kennedy-Wilson Holdings, Inc.	27,881	705,389
The St. Joe Co. (a)	16,367	300,989
Tejon Ranch Co. (a)	5,325	156,875

		1,989,790
Real Estate Investment Trusts (REITs) — 8.9%
Acadia Realty Trust	24,952	799,213
AG Mortgage Investment Trust, Inc.	11,039	204,994
Agree Realty Corp.	6,516	202,582
Alexander & Baldwin, Inc.	18,929	743,153
Alexander’s, Inc.	818	357,613
Altisource Residential Corp.	22,244	431,534
American Assets Trust, Inc.	13,915	553,956
American Capital Mortgage Investment Corp.	19,760	372,278
American Realty Capital Healthcare Trust, Inc.	65,669	781,461
American Residential Properties, Inc. (a)	12,615	221,646
AmREIT, Inc., Class B	7,614	202,076
Anworth Mortgage Asset Corp.	43,707	229,462
Apollo Commercial Real Estate Finance, Inc.	17,994	294,382
Ares Commercial Real Estate Corp.	11,353	130,332
Armada Hoffler Properties, Inc.	9,715	92,195
ARMOUR Residential REIT, Inc.	138,756	510,622
Ashford Hospitality Prime, Inc.	8,691	149,138
Ashford Hospitality Trust, Inc.	27,002	282,981
Associated Estates Realty Corp.	22,352	518,790
Aviv REIT, Inc.	7,643	263,531
Campus Crest Communities, Inc.	25,123	183,649
Capstead Mortgage Corp.	37,149	456,190
CareTrust REIT, Inc.	7,675	94,633
Catchmark Timber Trust, Inc.	7,537	85,319
Cedar Realty Trust, Inc.	30,937	227,078
Chambers Street Properties	92,082	742,181
Chatham Lodging Trust	13,242	383,621
Chesapeake Lodging Trust	21,288	792,127
Colony Financial, Inc.	41,723	993,842

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	47

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CorEnergy Infrastructure Trust, Inc.	17,459	$113,134
Coresite Realty Corp.	8,253	322,280
Cousins Properties, Inc.	85,472	976,090
CubeSmart	62,860	1,387,320
CyrusOne, Inc.	12,861	354,321
CYS Investments, Inc.	63,409	552,926
DCT Industrial Trust, Inc.	31,984	1,140,549
DiamondRock Hospitality Co.	75,948	1,129,347
DuPont Fabros Technology, Inc.	24,750	822,690
Dynex Capital, Inc.	21,310	175,808
EastGroup Properties, Inc.	12,171	770,668
Education Realty Trust, Inc.	16,288	595,978
Empire State Realty Trust, Inc., Class A	35,756	628,591
EPR Properties	22,179	1,278,176
Equity One, Inc.	23,867	605,267
Excel Trust, Inc.	23,770	318,280
FelCor Lodging Trust, Inc.	48,221	521,751
First Industrial Realty Trust, Inc.	42,705	878,015
First Potomac Realty Trust	22,837	282,265
Franklin Street Properties Corp.	34,895	428,162
Geo Group, Inc.	28,120	1,134,923
Getty Realty Corp.	9,977	181,681
Gladstone Commercial Corp.	6,764	116,138
Glimcher Realty Trust	56,318	773,809
Government Properties Income Trust	26,595	611,951
Gramercy Property Trust, Inc.	72,461	499,981
Hatteras Financial Corp.	37,333	688,047
Healthcare Realty Trust, Inc.	37,261	1,017,971
Hersha Hospitality Trust	77,810	547,004
Highwoods Properties, Inc.	34,983	1,549,047
Hudson Pacific Properties, Inc.	21,329	641,150
Inland Real Estate Corp.	34,099	373,384
Invesco Mortgage Capital, Inc.	47,659	736,808
Investors Real Estate Trust	43,607	356,269
iStar Financial, Inc. (a)	32,799	447,706
Kite Realty Group Trust	12,864	369,711
KYTHERA Biopharmaceuticals, Inc. (a)	6,751	234,125
LaSalle Hotel Properties	43,315	1,752,958
Lexington Realty Trust	79,805	876,259
LTC Properties, Inc.	13,525	583,874
Mack-Cali Realty Corp.	34,498	657,532
Medical Properties Trust, Inc.	66,988	923,095
Monmouth Real Estate Investment Corp., Class A	21,797	241,293
National Health Investors, Inc.	14,546	1,017,638
New Residential Investment Corp.	55,028	702,708
New York Mortgage Trust, Inc.	41,300	318,423
New York REIT, Inc.	62,946	666,598
One Liberty Properties, Inc.	4,621	109,379
Owens Realty Mortgage, Inc. REIT	4,019	58,878
Parkway Properties, Inc.	30,577	562,311
Pebblebrook Hotel Trust	27,701	1,263,997
Pennsylvania Real Estate Investment Trust	26,635	624,857
PennyMac Mortgage Investment Trust (c)	28,817	607,751
Physicians Realty Trust	18,452	306,303
Potlatch Corp.	15,800	661,546
PS Business Parks, Inc.	7,569	602,038
QTS Realty Trust, Inc., Class A	4,591	155,359
RAIT Financial Trust	31,620	242,525
Ramco-Gershenson Properties Trust	29,983	561,881
Redwood Trust, Inc.	32,279	635,896
Resource Capital Corp.	50,440	254,218
Retail Opportunity Investments Corp.	35,043	588,372
Rexford Industrial Realty, Inc.	17,991	282,639
RLJ Lodging Trust	50,729	1,700,943
Rouse Properties, Inc. (b)	14,518	268,873
Sabra Health Care REIT, Inc.	21,036	638,863
Saul Centers, Inc.	3,817	218,294
Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Select Income REIT	14,325	$349,673
Silver Bay Realty Trust Corp.	14,202	235,185
Sovran Self Storage, Inc.	12,793	1,115,805
STAG Industrial, Inc.	21,977	538,437
Starwood Waypoint Residential Trust	15,203	400,903
STORE Capital Corp.	12,351	266,905
Strategic Hotels & Resorts, Inc. (a)	103,686	1,371,766
Summit Hotel Properties, Inc.	33,089	411,627
Sun Communities, Inc.	18,600	1,124,556
Sunstone Hotel Investors, Inc.	79,763	1,316,887
Terreno Realty Corp.	16,351	337,321
Trade Street Residential, Inc.	6,914	53,169
UMH Properties, Inc. (b)	7,812	74,605
Universal Health Realty Income Trust	4,736	227,896
Urstadt Biddle Properties, Inc., Class A	10,436	228,340
Walter Investment Management Corp. (a)(b)	14,689	242,515
Washington Real Estate Investment Trust	25,884	715,951
Western Asset Mortgage Capital Corp. (b)	16,558	243,403
Whitestone REIT	8,809	133,104

		62,335,251
Recreational Vehicles & Boats — 0.4%
Arctic Cat, Inc.	5,025	178,387
Brunswick Corp.	35,968	1,843,720
Drew Industries, Inc. (a)	9,176	468,618
Malibu Boats, Inc. (a)	3,388	65,287
Marine Products Corp.	4,468	37,710
Winnebago Industries, Inc.	10,610	230,874

		2,824,596
Rental & Leasing Services: Consumer — 0.1%
Rent-A-Center, Inc.	20,490	744,197
Restaurants — 1.9%
Biglari Holdings, Inc. (a)	674	269,270
BJ’s Restaurants, Inc. (a)	8,408	422,166
Bob Evans Farms, Inc.	9,575	490,048
Bravo Brio Restaurant Group, Inc. (a)	7,384	102,711
Buffalo Wild Wings, Inc. (a)	7,333	1,322,727
Carrols Restaurant Group, Inc. (a)	13,888	105,965
The Cheesecake Factory, Inc.	19,375	974,756
Cracker Barrel Old Country Store, Inc.	7,388	1,039,935
Dave & Buster’s Entertainment, Inc. (a)	2,497	68,168
Denny’s Corp. (a)	33,838	348,870
Diamond Resorts International, Inc. (a)	13,723	382,872
DineEquity, Inc.	6,455	668,996
El Pollo Loco Holdings, Inc. (a)	3,121	62,326
Ellie Mae, Inc. (a)	10,890	439,085
Famous Dave’s Of America, Inc. (a)	1,784	46,866
Fiesta Restaurant Group, Inc. (a)	10,382	631,226
The Habit Restaurants, Inc. (a)	2,140	69,229
Ignite Restaurant Group, Inc. (a)	3,176	24,995
Jack in the Box, Inc.	15,510	1,240,180
Jamba, Inc. (a)	6,692	100,982
Krispy Kreme Doughnuts, Inc. (a)	25,311	499,639
Nathan’s Famous, Inc. (a)	1,211	96,880
Noodles & Co. (a)	4,190	110,406
Papa John’s International, Inc.	11,862	661,900
Papa Murphy’s Holdings, Inc. (a)(b)	2,464	28,632
Popeyes Louisiana Kitchen, Inc. (a)	9,167	515,827
Potbelly Corp. (a)	5,847	75,251
Red Robin Gourmet Burgers, Inc. (a)	5,549	427,134
Ruby Tuesday, Inc. (a)	23,823	162,949
Ruth’s Hospitality Group, Inc.	13,985	209,775
Sonic Corp.	21,103	574,635
Texas Roadhouse, Inc.	27,001	911,554
Zoe’s Kitchen, Inc. (a)	2,218	66,340

		13,152,295

See Notes to Financial Statements.

48	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Scientific Instruments: Control & Filter — 0.4%
Brady Corp., Class A	18,592	$508,305
CIRCOR International, Inc.	6,862	413,641
Energy Recovery, Inc. (a)(b)	15,446	81,401
ESCO Technologies, Inc.	10,290	379,701
The Gorman-Rupp Co.	7,327	235,343
Sun Hydraulics Corp.	8,633	339,968
Thermon Group Holdings, Inc. (a)	12,407	300,125
Watts Water Technologies, Inc., Class A	11,052	701,139

		2,959,623
Scientific Instruments: Electrical — 0.6%
AZZ, Inc.	9,922	465,540
EnerSys, Inc.	18,209	1,123,860
Franklin Electric Co., Inc.	18,477	693,442
GrafTech International Ltd. (a)	45,652	230,999
Houston Wire & Cable Co.	6,853	81,893
Littelfuse, Inc.	8,717	842,672
Preformed Line Products Co.	1,022	55,832
Taser International, Inc. (a)	20,903	553,512

		4,047,750
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	5,615	333,250
FARO Technologies, Inc. (a)	6,681	418,765
Itron, Inc. (a)	15,237	644,373
Mesa Laboratories, Inc.	1,088	84,113
Vishay Precision Group, Inc. (a)	5,035	86,401

		1,566,902
Scientific Instruments: Pollution Control — 0.3%
Ceco Environmental Corp.	8,162	126,837
Darling International, Inc. (a)	63,886	1,160,170
Heritage-Crystal Clean, Inc. (a)	4,086	50,380
Team, Inc. (a)	7,958	321,981
U.S. Ecology, Inc.	8,376	336,045

		1,995,413
Securities Brokerage & Services — 0.4%
BGC Partners, Inc., Class A	67,387	616,591
FXCM, Inc., Class A	17,719	293,604
Gain Capital Holdings, Inc.	9,201	82,993
GFI Group, Inc.	29,476	160,644
INTL. FCStone, Inc. (a)	6,064	124,737
Investment Technology Group, Inc. (a)	13,989	291,251
Ladenburg Thalmann Financial Services, Inc. (a)	38,283	151,218
MarketAxess Holdings, Inc.	14,616	1,048,113
SWS Group, Inc. (a)	11,889	82,153

		2,851,304
Semiconductors & Components — 2.8%
Alpha & Omega Semiconductor Ltd. (a)	8,107	71,747
Amkor Technology, Inc. (a)	33,183	235,599
Applied Micro Circuits Corp. (a)	30,341	197,823
Audience, Inc. (a)	5,958	26,215
Cavium, Inc. (a)	20,481	1,266,135
Ceva, Inc. (a)	8,118	147,261
Cirrus Logic, Inc. (a)	24,088	567,754
Cypress Semiconductor Corp. (a)	61,143	873,122
Diodes, Inc. (a)	14,124	389,399
DSP Group, Inc. (a)	8,566	93,112
Entropic Communications, Inc. (a)	34,423	87,090
Exar Corp. (a)	15,299	156,050
Fairchild Semiconductor International, Inc. (a)	48,429	817,482
FormFactor, Inc. (a)	21,493	184,840
Inphi Corp. (a)	12,167	224,846
Integrated Device Technology, Inc. (a)	51,754	1,014,378
Integrated Silicon Solution, Inc.	11,718	194,167
International Rectifier Corp. (a)	27,627	1,102,317
Common Stocks	Shares	Value
Semiconductors & Components (concluded)
Intersil Corp., Class A	49,853	$721,373
IXYS Corp.	9,662	121,741
Kopin Corp. (a)	25,611	92,712
Lattice Semiconductor Corp. (a)	45,666	314,639
MA-COM Technology Solutions Holdings, Inc. (a)	4,722	147,704
MaxLinear, Inc., Class A (a)	10,742	79,598
Micrel, Inc.	17,244	250,211
Microsemi Corp. (a)	36,821	1,044,980
Monolithic Power Systems, Inc.	14,953	743,762
OmniVision Technologies, Inc. (a)	21,725	564,850
Pericom Semiconductor Corp. (a)	8,584	116,227
PMC — Sierra, Inc. (a)	67,207	615,616
Power Integrations, Inc.	11,797	610,377
QuickLogic Corp. (a)(b)	21,118	66,311
Rambus, Inc. (a)	44,117	489,258
RF Micro Devices, Inc. (a)	107,459	1,782,745
Rubicon Technology, Inc. (a)	10,210	46,660
Semtech Corp. (a)	26,072	718,805
Silicon Image, Inc. (a)	29,910	165,103
Silicon Laboratories, Inc. (a)	16,847	802,254
Spansion, Inc., Class A (a)	23,410	801,090
TriQuint Semiconductor, Inc. (a)	68,473	1,886,431
Vitesse Semiconductor Corp. (a)	20,797	78,613

		19,910,397
Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc. (a)(b)	11,158	565,934
Cascade Microtech, Inc. (a)	5,037	73,591
Xcerra Corp. (a)	20,614	188,824

		828,349
Shipping — 0.5%
Baltic Trading Ltd.	18,421	46,237
Frontline Ltd. (a)(b)	24,976	62,690
GasLog Ltd.	16,368	333,089
Gulfmark Offshore, Inc., Class A	10,455	255,311
International Shipholding Corp.	2,309	34,404
Knightsbridge Tankers Ltd.	12,818	58,065
Matson, Inc.	16,647	574,654
Navios Maritime Holdings, Inc.	30,735	126,321
Nordic American Offshore, Ltd.	6,898	84,707
Nordic American Tankers Ltd.	34,539	347,808
Safe Bulkers, Inc.	14,966	58,517
Scorpio Tankers, Inc.	63,541	552,171
Ship Finance International Ltd. (b)	22,914	323,546
Teekay Tankers Ltd., Class A	24,072	121,804
Ultrapetrol Bahamas Ltd. (a)	9,205	19,699
UTI Worldwide, Inc. (a)	35,470	428,123

		3,427,146
Software — 0.4%
Actua Corp. (a)	15,946	294,523
Castlight Health, Inc. (a)(b)	4,965	58,090
Comverse, Inc. (a)	8,756	164,438
Five9, Inc. (a)	5,079	22,754
FleetMatics Group PLC (a)	14,489	514,215
Gigamon, Inc. (a)	9,435	167,283
Globant SA (a)	2,463	38,472
Kofax, Ltd. (a)	28,811	202,541
MobileIron, Inc. (a)	4,728	47,091
Model N, Inc. (a)	7,263	77,133
Park City Group, Inc. (a)(b)	3,464	31,245
Paycom Software, Inc. (a)	2,566	67,563
Qualys, Inc. (a)	7,768	293,242
Rally Software Development Corp. (a)	9,528	108,333
The Rubicon Project, Inc. (a)	3,060	49,388
Trulia, Inc. (a)	14,313	658,827

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	49

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software (concluded)
Vringo, Inc. (a)(b)	30,292	$16,664

		2,811,802
Specialty Retail — 3.3%
1-800-Flowers.com, Inc., Class A (a)	9,507	78,338
Aeéropostale, Inc. (a)	31,304	72,625
America’s Car-Mart, Inc. (a)	3,019	161,154
American Eagle Outfitters, Inc.	75,462	1,047,413
ANN, Inc. (a)	18,185	663,389
Asbury Automotive Group, Inc. (a)	11,877	901,702
Barnes & Noble, Inc. (a)	15,897	369,128
bebe Stores, Inc.	12,482	27,336
Big 5 Sporting Goods Corp.	7,035	102,922
Blue Nile, Inc. (a)	4,734	170,471
Boot Barn Holdings, Inc. (a)	2,140	38,948
Brown Shoe Co., Inc.	16,927	544,203
The Buckle, Inc. (b)	10,940	574,569
Build-A-Bear Workshop, Inc. (a)	4,746	95,395
Burlington Stores, Inc. (a)	11,098	524,491
The Cato Corp., Class A	10,620	447,952
The Children’s Place Retail Stores, Inc.	8,556	487,692
Christopher & Banks Corp. (a)	14,448	82,498
Citi Trends, Inc. (a)	6,000	151,500
Conn’s, Inc. (a)(b)	10,797	201,796
The Container Store Group, Inc. (a)(b)	6,662	127,444
Destination Maternity Corp.	5,441	86,784
Destination XL Group, Inc. (a)	13,610	74,311
Express, Inc. (a)	32,775	481,465
The Finish Line, Inc., Class A	18,706	454,743
Five Below, Inc. (a)	21,073	860,411
Francesca’s Holdings Corp. (a)	16,465	274,965
FTD Cos., Inc. (a)	7,350	255,927
Genesco, Inc. (a)	9,301	712,643
Group 1 Automotive, Inc.	9,386	841,173
Guess?, Inc.	23,876	503,306
Haverty Furniture Cos., Inc.	7,825	172,228
hhgregg, Inc. (a)(b)	4,243	32,119
Hibbett Sports, Inc. (a)	10,074	487,884
Lands’ End, Inc. (a)	6,390	344,804
Lithia Motors, Inc., Class A	8,848	767,033
Lumber Liquidators Holdings, Inc. (a)	10,663	707,064
MarineMax, Inc. (a)	9,604	192,560
Mattress Firm Holding Corp. (a)	5,794	336,516
The Men’s Wearhouse, Inc.	18,611	821,676
Monro Muffler Brake, Inc.	12,221	706,374
New York & Co., Inc. (a)	10,682	28,200
Office Depot, Inc. (a)	207,324	1,777,803
Pacific Sunwear of California, Inc. (a)	18,567	40,476
The Pep Boys-Manny Moe & Jack (a)	20,739	203,657
Pier 1 Imports, Inc.	36,763	566,150
Regis Corp. (a)	16,896	283,177
Restoration Hardware Holdings, Inc. (a)	12,097	1,161,433
RetailMeNot, Inc. (a)	12,005	175,513
Shoe Carnival, Inc.	5,806	149,156
Shutterfly, Inc. (a)	14,935	622,715
Sonic Automotive, Inc., Class A	15,468	418,255
Sportsman’s Warehouse Holdings, Inc. (a)	4,085	29,902
Stage Stores, Inc.	12,295	254,506
Stamps.com, Inc. (a)	5,501	263,993
Stein Mart, Inc.	10,735	156,946
Systemax, Inc. (a)	4,307	58,144
Tilly’s, Inc., Class A (a)	3,510	34,012
Vitamin Shoppe, Inc. (a)	11,967	581,357
Wayfair, Inc., Class A (a)	4,712	93,533
Zumiez, Inc. (a)	8,039	310,547

		23,194,427
Common Stocks	Shares	Value
Steel — 0.1%
AK Steel Holding Corp. (a)	68,787	$408,595
Carbonite, Inc. (a)	6,739	96,166
Handy & Harman Ltd. (a)	1,549	71,300
Olympic Steel, Inc.	3,428	60,950
Ryerson Holding Corp. (a)	4,295	42,649
Schnitzer Steel Industries, Inc., Class A	10,179	229,638
Shiloh Industries, Inc. (a)	3,347	52,648
Universal Stainless & Alloy Products, Inc. (a)	2,691	67,679

		1,029,625
Technology: Miscellaneous — 0.3%
Benchmark Electronics, Inc. (a)	20,898	531,645
CTS Corp.	13,118	233,894
Fabrinet (a)	13,651	242,169
Kimball Electronics, Inc. (a)	9,993	120,116
Pendrell Corp. (a)	64,214	88,615
Plexus Corp. (a)	13,154	542,076

		1,758,515
Telecommunications Equipment — 0.2%
Applied Optoelectronics, Inc. (a)	5,699	63,943
CalAmp Corp. (a)	13,967	255,596
Clearfield, Inc. (a)	4,487	55,235
Inteliquent, Inc.	12,583	247,004
Oclaro, Inc. (a)	35,478	63,151
Tessco Technologies, Inc.	2,204	63,916
Ubiquiti Networks, Inc.	11,544	342,164
Vocera Communications, Inc. (a)	8,817	91,873

		1,182,882
Textile Products — 0.1%
Culp, Inc.	3,358	72,802
The Dixie Group, Inc. (a)	5,740	52,636
Interface, Inc.	25,845	425,667
Unifi, Inc. (a)	5,677	168,777

		719,882
Textiles Apparel & Shoes — 0.9%
Columbia Sportswear Co.	10,597	471,990
Crocs, Inc. (a)	31,962	399,205
G-III Apparel Group Ltd. (a)	7,432	750,706
Iconix Brand Group, Inc. (a)	18,668	630,792
Oxford Industries, Inc.	5,637	311,219
Perry Ellis International, Inc. (a)	4,574	118,604
Quiksilver, Inc. (a)	51,679	114,211
Sequential Brands Group, Inc. (a)	6,494	84,877
Skechers U.S.A., Inc., Class A (a)	15,152	837,148
Steven Madden Ltd. (a)	22,603	719,453
Tumi Holdings, Inc. (a)	19,681	467,030
Vera Bradley, Inc. (a)	8,498	173,189
Vince Holding Corp. (a)	4,290	112,141
Weyco Group, Inc.	2,526	74,946
Wolverine World Wide, Inc.	39,329	1,159,026

		6,424,537
Tobacco — 0.2%
22nd Century Group Inc. (a)(b)	17,650	29,123
Alliance One International, Inc. (a)	36,247	57,270
Universal Corp.	9,027	397,007
Vector Group Ltd.	29,206	622,380

		1,105,780
Toys — 0.0%
JAKKS Pacific, Inc. (a)	7,196	48,933
LeapFrog Enterprises, Inc. (a)	25,515	120,431

		169,364

See Notes to Financial Statements.

50	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Transportation Miscellaneous — 0.3%
Echo Global Logistics, Inc. (a)	9,192	$268,407
General Finance Corp. (a)	4,419	43,571
Hub Group, Inc., Class A (a)	14,271	543,440
Scorpio Bulkers, Inc. (a)	51,295	101,051
Textainer Group Holdings Ltd. (b)	8,388	287,876
Wesco Aircraft Holdings, Inc. (a)	20,410	285,332
XPO Logistics, Inc. (a)	20,358	832,235

		2,361,912
Truckers — 0.8%
ArcBest Corp.	10,073	467,085
Celadon Group, Inc.	8,165	185,264
Forward Air Corp.	12,089	608,923
FRP Holdings, Inc. (a)	2,660	104,298
Heartland Express, Inc.	21,062	568,885
Knight Transportation, Inc.	23,133	778,657
Marten Transport Ltd.	9,182	200,718
PAM Transportation Services, Inc. (a)	1,188	61,586
Quality Distribution, Inc. (a)	10,414	110,805
Roadrunner Transportation Systems, Inc. (a)	10,836	253,020
Saia, Inc. (a)	9,550	528,688
Swift Transportation Co. (a)	33,024	945,477
Universal Truckload Services, Inc.	2,560	72,986
USA Truck, Inc. (a)	2,434	69,126
Werner Enterprises, Inc.	17,305	539,051
YRC Worldwide, Inc. (a)	12,116	272,489

		5,767,058
Utilities: Electrical — 1.8%
ALLETE, Inc.	17,253	951,330
Atlantic Power Corp.	46,035	124,755
Avista Corp.	23,334	824,857
Black Hills Corp.	17,298	917,486
Cleco Corp.	23,408	1,276,672
El Paso Electric Co.	15,635	626,338
The Empire District Electric Co.	16,728	497,491
IDACORP, Inc.	19,496	1,290,440
MGE Energy, Inc.	13,409	611,584
NorthWestern Corp.	18,194	1,029,417
NRG Yield, Inc., Class A	9,238	435,479
Otter Tail Corp.	14,127	437,372
Pattern Energy Group, Inc.	15,292	377,101
PNM Resources, Inc.	30,852	914,145
Portland General Electric Co.	30,313	1,146,741
Spark Energy, Inc., Class A	1,167	16,443
TCP International Holdings Ltd. (a)	2,530	15,559
UIL Holdings Corp.	21,938	955,181
Unitil Corp.	5,386	197,505

		12,645,896
Utilities: Gas Distributors — 1.0%
Chesapeake Utilities Corp.	5,643	280,231
The Laclede Group, Inc.	16,718	889,398
New Jersey Resources Corp.	16,291	997,009
Northwest Natural Gas Co.	10,511	524,499
Piedmont Natural Gas Co., Inc.	30,204	1,190,340
South Jersey Industries, Inc.	12,797	754,127
Southwest Gas Corp.	18,033	1,114,620
WGL Holdings, Inc.	20,092	1,097,425

		6,847,649
Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	6,895	187,406
Utilities: Telecommunications — 0.9%
8x8, Inc. (a)	34,363	314,765
Atlantic Tele-Network, Inc.	3,624	244,946
Boingo Wireless, Inc. (a)	8,819	67,642
Common Stocks	Shares	Value
Utilities: Telecommunications (concluded)
Cincinnati Bell, Inc. (a)	81,974	$261,497
Cogent Communications Group, Inc.	18,048	638,719
Consolidated Communications Holdings, Inc.	19,491	542,435
Fairpoint Communications, Inc. (a)	7,907	112,358
General Communication, Inc., Class A (a)	13,991	192,376
Globalstar, Inc. (a)(b)	106,112	291,808
GTT Communications, Inc. (a)	6,059	80,161
Hawaiian Telcom Holdco, Inc. (a)	4,234	116,731
IDT Corp., Class B (a)	6,427	130,532
inContact, Inc. (a)	23,571	207,189
Iridium Communications, Inc. (a)	31,318	305,351
j2 Global, Inc.	18,411	1,141,482
Lumos Networks Corp.	7,241	121,794
magicJack VocalTec Ltd. (a)	6,986	56,726
NeuStar, Inc., Class A (a)	9,676	268,993
NTELOS Holdings Corp.	7,244	30,352
ORBCOMM, Inc. (a)	20,910	136,751
Premiere Global Services, Inc. (a)	18,757	199,199
Shenandoah Telecommunications Co.	9,350	292,188
Spok Holdings, Inc.	8,305	144,175
Vonage Holdings Corp. (a)	67,764	258,181
West Corp.	14,914	492,162

		6,648,513
Utilities: Water — 0.2%
American States Water Co.	15,025	565,842
Artesian Resources Corp., Class A	2,959	66,844
California Water Service Group	18,553	456,589
Connecticut Water Service, Inc.	4,196	152,273
Middlesex Water Co.	6,124	141,219
SJW Corp.	6,104	196,060
York Water Co.	5,057	117,373

		1,696,200
Total Common Stocks — 97.7%		684,391,234

Other Interests (d) — 0.0%	Beneficial Interest (000)
Gerber Scientific, Inc.	$13	129

Rights — 0.0%	Shares
Utilities: Telecommunications — 0.0%
Leap Wireless, CVR (a)	28,200	71,064

Warrants (e) — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrants, Expires 4/15/16, Strike Price $8.50)	7,791	—
Total Long-Term Investments (Cost — $419,203,067) — 97.7%		684,462,427

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	51

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)(f)	14,055,813	$14,055,813

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (c)(f)(g)	$18,352	18,352,402
Total Short-Term Securities (Cost — $32,408,215) — 4.6%		32,408,215
Total Investments (Cost — $451,611,282) — 102.3%		716,870,642
Liabilities in Excess of Other Assets — (2.3)%		(15,935,736)

Net Assets — 100.0%		$700,934,906

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the year ended December 31, 2014 investments in issuers considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2014	Value at December 31, 2014	Income	Realized Loss
BlackRock Kelso Capital Corp.[1]	37,065	2,009	(39,074)	—	—	$17,111	$(620)
BlackRock Liquidity Funds, TempFund, Institutional Class	48,629,247	—	(34,573,434)[2]	14,055,813	$14,055,813	$5,797	—
BlackRock Liquidity Series, LLC, Money Market Series	$45,115,062	—	$(26,762,660)[2]	$18,352,402	$18,352,402	$1,546,926	—
PennyMac Financial Services, Inc.	5,912	—	—	5,912	$102,278	—	—
PennyMac Mortgage Investment Trust	28,588	8,169	(7,940)	28,817	$607,751	$94,190	$(24,758)
[1] No longer held by the Series as of report date.
[2] Represents net shares/beneficial interest sold.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
151	Russell 2000 Mini Index	ICE Futures U.S. Indices	March 2015	$18,130,570	$340,563

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

52	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (concluded)	Master Small Cap Index Series

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of December 31, 2014, the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]
Common Stocks	$684,361,204	—	$30,030	$684,391,234
Other Interests	—	—	129	129
Rights	—	—	71,064	71,064
Short-Term Securities	14,055,813	$18,352,402	—	32,408,215

Total	$698,417,017	$18,352,402	$101,223	$716,870,642

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$340,563	—	—	$340,563
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$979	—	—	$979
Cash pledged for financial futures contracts	628,000	—	—	628,000
Liabilities:
Collateral on securities loaned at value	—	$(18,352,402)	—	(18,352,402)

Total	$628,979	$(18,352,402)	—	$(17,723,423)

During the year ended December 31, 2014, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	53

Statements of Assets and Liabilities

December 31, 2014	Master International Index Series	Master Small Cap Index Series

Assets
Investments at value — unaffiliated[1,2]	$2,603,781,825	$683,752,398
Investments at value — affiliated[3]	7,980,132	33,118,244
Cash	200	979
Cash pledged for financial futures contracts	3,900,000	628,000
Foreign currency at value[4]	62,016,065	—
Investments sold receivable	27,506	20,780,001
Dividends receivable — unaffiliated	4,102,800	835,846
Securities lending income receivable — affiliated	28,645	133,046
Dividends receivable — affiliated	—	18,248
Income receivable — affiliated	—	261
Prepaid expenses	5,362	3,725
Other assets	14,612	—

Total assets	2,681,857,147	739,270,748

Liabilities
Collateral on securities loaned at value	4,107,347	18,352,402
Variation margin payable on financial futures contracts	1,039,495	123,744
Investments purchased payable	—	233,984
Professional fees payable	45,560	—
Directors’ fees payable	11,433	5,630
Investment advisory fees payable	13,081	3,420
Other affiliates payable	7,593	4,027
Withdrawals payable to investors	6,062,063	19,457,778
Other accrued expenses payable	209,336	154,857

Total liabilities	11,495,908	38,335,842

Net Assets	$2,670,361,239	$700,934,906

Net Assets Consist of
Investors’ capital	$2,521,660,758	$435,335,387
Net unrealized appreciation/depreciation	148,700,481	265,599,923

Net Assets	$2,670,361,239	$700,934,906

[1] Investments at cost — unaffiliated	$2,456,264,285	$418,516,529
[2] Securities loaned at value	$3,871,237	$17,267,756
[3] Investments at cost — affiliated	$7,980,132	$33,094,753
[4] Foreign currency at cost	$62,490,064	—

See Notes to Financial Statements.

54	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Statements of Operations

Year Ended December 31, 2014	Master International Index Series	Master Small Cap Index Series

Investment Income
Dividends — unaffiliated	$43,904,393	$9,294,295
Securities lending — affiliated — net	81,222	1,546,926
Dividends — affiliated	10,577	117,098
Foreign taxes withheld	(3,572,572)	(9,030)

Total income	40,423,620	10,949,289

Expenses
Investment advisory	123,905	78,122
Accounting services	266,900	187,068
Custodian	233,866	219,743
Professional	79,166	73,638
Directors	35,433	25,877
Printing	18,124	11,221
Miscellaneous	91,788	43,315

Total expenses	849,182	638,984
Less fees waived and/or reimbursed by Manager	(18,747)	(43,702)

Total expenses after fees waived and/or reimbursed	830,435	595,282

Net investment income	39,593,185	10,354,007

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(7,953,570)	50,876,239
Investments — affiliated	—	(25,378)
Financial futures contracts	29,542	2,527,898
Foreign currency transactions	(2,092,089)	—

	(10,016,117)	53,378,759

Net change in unrealized appreciation/depreciation on:
Investments	(154,591,003)	(28,620,736)
Financial futures contracts	901,984	(1,170,914)
Foreign currency translations	(750,854)	—

	(154,439,873)	(29,791,650)

Net realized and unrealized gain (loss)	(164,455,990)	23,587,109

Net Increase (Decrease) in Net Assets Resulting from Operations	$(124,862,805)	$33,941,116

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	55

Statements of Changes in Net Assets

	Master International Index Series		Master Small Cap Index Series
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$39,593,185	$26,032,478	$10,354,007	$10,262,296
Net realized gain (loss)	(10,016,117)	(8,862,796)	53,378,759	37,795,072
Net change in unrealized appreciation/depreciation	(154,439,873)	155,441,911	(29,791,650)	181,146,437

Net increase (decrease) in net assets resulting from operations	(124,862,805)	172,611,593	33,941,116	229,203,805

Capital Transactions
Proceeds from contributions	2,104,755,673	274,848,943	181,052,493	223,976,607
Value of withdrawals	(322,345,637)	(192,790,156)	(373,456,979)	(175,553,424)

Net increase (decrease) in net assets derived from capital transactions	1,782,410,035	82,058,787	(192,404,490)	48,423,183

Net Assets
Total increase (decrease) in net assets	1,657,547,230	254,670,380	(158,463,374)	277,626,988
Beginning of year	1,012,814,009	758,143,629	859,398,280	581,771,292

End of year	$2,670,361,239	$1,012,814,009	$700,934,906	$859,398,280

See Notes to Financial Statements.

56	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Financial Highlights	Master International Index Series

	Year Ended December 31,
	2014	2013	2012	2011	2010

Total Return
Total return	(6.02)%	21.94%	19.01%	(12.34)%	7.66%

Ratios to Average Net Assets
Total expenses	0.07%	0.07%	0.06%	0.08%	0.11%

Total expenses after fees waived and paid indirectly	0.07%	0.07%	0.06%	0.08%	0.10%

Net investment income	3.20%	2.97%	3.36%	3.38%	2.73%

Supplemental Data
Net assets, end of year (000)	$2,670,361	$1,012,814	$758,144	$855,781	$922,700

Portfolio turnover rate	6%	8%	21%	6%	8%

Master Small Cap Index Series

	Year Ended December 31,
	2014	2013	2012	2011	2010

Total Return
Total return	5.05%	39.11%	16.52%	(4.30)%	27.19%

Ratios to Average Net Assets
Total expenses	0.09%	0.07%	0.14%	0.09%	0.12%

Total expenses after fees waived and/or reimbursed	0.08%	0.06%	0.08%	0.07%	0.08%

Net investment income	1.45%	1.46%	2.13%	1.46%	1.27%

Supplemental Data
Net assets, end of year (000)	$700,935	$859,398	$581,771	$529,054	$338,172

Portfolio turnover rate	21%	22%	68%	31%	42%

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	57

Notes to Financial Statements	Quantitative Master Series LLC

1. Organization:

Master International Index Series (“Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”) (collectively, the “Series”, or individually, a “Series”) are series of Quantitative Master Series LLC (the “Master LLC”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. The Series is organized as a Delaware statutory trust. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Series financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange are valued at the official close each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

The Series values its investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

58	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Notes to Financial Statements (continued)	Quantitative Master Series LLC

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Series’ books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Series investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Series does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Series reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Series enters into certain investments (e.g., financial futures contracts and forward foreign currency exchange contracts) that would be “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Series’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Series financial statement disclosures.

Other: Expenses directly related to a Series are charged to that Series. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Series have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Preferred Stock: The Series may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	59

Notes to Financial Statements (continued)	Quantitative Master Series LLC

the U.S. government. The initial collateral received by each Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of December 31, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of December 31, 2014, the following table is a summary of the Series’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

Master International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
CitiGroup Global Markets Inc.	$153,459	$(153,459)	—
Credit Suisse Securities (USA) LLC	445,869	(445,869)	—
JP Morgan Clearing Corp.	508,217	(508,217)	—
Merrill Lynch, Pierce, Fenner & Smith	1,492,834	(1,492,834)	—
Morgan Stanley & Co. LLC	1,090,319	(1,090,319)	—
SG Americas Securities LLC	180,539	(180,539)	—

Total	$3,871,237	$(3,871,237)	—

[1]

Collateral with a value of $4,107,347 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Master Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[2]	Net Amount
Barclays Capital, Inc.	$1,674,414	$(1,674,414)	—
BNP Paribas Prime Brokerage, Inc.	482,856	(482,856)	—
Citigroup Global Markets, Inc.	280,710	(280,710)	—
Credit Suisse Securities (USA) LLC	135,239	(135,239)	—
Deutsche Bank Securities, Inc.	905,370	(905,370)	—
Goldman Sachs & Co.	3,926,709	(3,926,709)	—
JP Morgan Clearing Corp.	2,367,436	(2,367,436)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,776,714	(1,776,714)	—
Morgan Stanley & Co. LLC	4,990,757	(4,990,757)	—
National Financial Services LLC	85,373	(85,373)	—
SG Americas Securities LLC	95,913	(95,913)	—
UBS Securities LLC	546,265	(546,265)	—

Total	$17,267,756	$(17,267,756)	—

[2]

Collateral with a value of $18,352,402 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks the Series benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

60	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Notes to Financial Statements (continued)	Quantitative Master Series LLC

4. Derivative Financial Instruments:

The Series engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge their exposure to certain risks such as equity risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: The Series purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Series are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Series as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

The following is a summary of the Series’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments Year Ended December 31, 2014
		Value
		Master International Index		Master Small Cap Index
	Statement of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets
Equity contracts	Net unrealized appreciation/depreciation[1]	$2,067,902	$407,203	340,563

[1]

Includes cumulative appreciation/depreciation on financial futures as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Year Ended December 31, 2014
	Net Realized Gain From		Net Change in Unrealized Appreciation/Depreciation on
	Master International Index	Master Small Cap Index	Master International Index	Master Small Cap Index
Equity Contracts:
Financial futures contracts	$29,542	$2,527,898	$901,984	$(1,170,914)

For the year ended December 31, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Master International Index	Master Small Cap Index
Financial futures contracts:
Average notional value of contracts purchased	$36,294,523	$19,409,645

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	61

Notes to Financial Statements (continued)	Quantitative Master Series LLC

time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager contractually agreed to waive or reimburse fees or expenses, in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Series expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business. The expense limitation as a percentage of average daily net assets is 0.12% for Master International Index and 0.08% for Master Small Cap Index.

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2015 unless approved by the Board, including a majority of the Independent Directors. For the year ended December 31, 2014, the Manager waived $7,283 and $32,284 with respect to Master International Index and Master Small Cap Index, respectively, which is included in fees waived by manager in the Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. These amounts are included in fees waived and/or reimbursed by Manager in the Statements of Operations. For the year ended December 31, 2014 the amounts waived for Master International Index and Master Small Cap Index were $11,464 and $11,418, respectively.

Prior to July 1, 2014, BIM, an affiliate of the Manager, served as a sub-advisor to each Series pursuant to sub-advisory agreements with the Manager, and received for its services a monthly fee from the Manager at an annual rate equal to a percentage of the investment advisory fees paid by each Series to the Manager under the Investment Advisory Agreement. Effective July 1, 2014, the sub-advisory agreements between the Manager and BIM, with respect to each Series, expired.

For the year ended December 31, 2014, the Series reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Series subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement effective February 1, 2014, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Liquidity Complex through the lending of specials only securities in the calendar year 2013, each Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income. Prior to February 1, 2014 each Series retained 65% of securities lending income and paid a fee to BIM equal to 35% of such income. The share of securities lending income earned by each Series is shown as securities lending — affiliated — net in the Statements of Operations. For the year ended December 31, 2014, each Series paid BIM the following amounts for securities lending agent services:

Master International Index	$18,165
Master Small Cap Index	$366,193

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

62	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Notes to Financial Statements (continued)	Quantitative Master Series LLC

The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees.

6. Purchases and Sales:

For the year ended December 31, 2014, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
Master International Index	$1,855,870,783	$76,632,340
Master Small Cap Index	$156,571,896	$317,309,448

7. Income Tax Information:

The Series are classified as partnerships for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so the owner of the Series can satisfy the requirements of subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series U.S. federal tax returns remains open for each of the four years ended December 31, 2014. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purpose were as follows:

	Master International Index	Master Small Cap Index
Tax cost	$2,509,080,004	$469,633,898

Gross unrealized appreciation.	166,452,542	$275,685,225
Gross unrealized depreciation.	(63,770,589)	(28,448,481)

Net unrealized appreciation	$102,681,953	$247,236,744

8. Bank Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), was a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. Excluding commitments designated for a certain individual fund, the Participating Funds, including the Series, could borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which, the Participating Funds, including the Series, can borrow up to $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The agreement terminates on April 23, 2015, unless otherwise extended to November 24, 2015 or renewed for a period of 364 days from April 23, 2015. The amended agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2014, the Series did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series have unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counter-

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	63

Notes to Financial Statements (concluded)	Quantitative Master Series LLC

parties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Series.

Master International Index invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Master International Index invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Series investments.

As of December 31, 2014, Master Small Cap Index invested a significant portion of its assets in securities in the financial sector. Changes in economic conditions affecting such sectors would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

As of December 31, 2014, the Series’ investments had the following industry classifications:

Master International Index
Industry	Percent of Long-Term Investments
Banks	13%
Pharmaceuticals	10
Insurance	6
Oil, Gas & Consumable Fuels	5
Other	66

Master Small Cap Index
Industry	Percent of Long-Term Investments
Computer Services Software & Systems	9%
Real Estate Investment Trusts	9
Banks	8
Biotechnology	6
Other	68

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

64	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Report of Independent Registered Public Accounting Firm	Quantitative Master Series LLC

To the Investors of Master International Index Series and Master Small Cap Index Series and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Master International Index Series and Master Small Cap Index Series, each one of the series constituting Quantitative Master Series LLC, (the “Series”) as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master International Index Series and Master Small Cap Index Series, of Quantitative Master Series LLC, as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 18, 2015

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	65

Officers and Directors

Name, Address[1] and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[2]
Ronald W. Forbes 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 153 Portfolios	None
Rodney D. Johnson 1941	Co-Chairman of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 153 Portfolios	None
David O. Beim 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 153 Portfolios	None
Frank J. Fabozzi 1948	Director	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011; Adjunct Professor of Finance and Becton Fellow, Yale University from 1994 to 2006.	112 RICs consisting of 232 Portfolios	None
Dr. Matina S. Horner 1939	Director	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 153 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 1939	Director	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet services) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 153 Portfolios	None
Ian A. MacKinnon 1948	Director	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1998 to 2008.	33 RICs consisting of 153 Portfolios	None
Cynthia A. Montgomery 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 153 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Director	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 153 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 153 Portfolios	None
Toby Rosenblatt 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Futures Foundation (philanthropic foundation) since 2009; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 153 Portfolios	None

66	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Officers and Directors (continued)

Name, Address[1] and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[2] (concluded)
Kenneth L. Urish 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 153 Portfolios	None
Frederick W. Winter 1945	Director	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 153 Portfolios	None
[1] The address of each Officer is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.

[2]   Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Directors on a case-by-case basis, as appropriate.

[3]   Date shown is the earliest date a person has served for the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Corporation’s/Master LLC’s board in 2007, those Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

Interested Directors[4]
Paul L. Audet 1953	Director	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	141 RICs consisting of 329 Portfolios	None
Henry Gabbay 1947	Director	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	29 RICs consisting of 97 Portfolios	None

[4]   Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Corporation/Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Directors on a case-by-case basis, as appropriate.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	67

Officers and Directors (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2014

Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] The address of each Officer is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Corporation/Master LLC serve at the pleasure of the Board.
Further information about the Officers and Directors is available in the Corporation’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective September 10, 2014, Brendan Kyne resigned as a Vice President of the Fund and Jennifer McGovern became a Vice President of the Fund.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as a Director of the Corporation and Ronald W. Forbes resigned as a Director of the Corporation and Co-Chair of the Board.

Effective January 1, 2015, Collette Chilton, Barbara G. Novick and Mark Stalnecker was appointed to serve as a Director of the Corporation.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian State Street Bank and Trust Company Boston, MA 02110	Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019

68	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Series voted proxies relating to securities held in the Funds’/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014	69

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

70	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2014

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by that Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Index2-12/14-AR

Item 2 –	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Index Fund of BlackRock Index Funds, Inc.	$7,437	$7,363	$0	$0	$9,100	$9,100	$0	$0
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.	$7,437	$7,363	$0	$0	$11,200	$11,200	$0	$0
Master International Index Series of Quantitative Master Series LLC	$39,706	$37,563	$0	$0	$17,000	$17,000	$0	$0
Master Small Cap Index Series of Quantitative Master Series LLC	$39,681	$38,763	$0	$0	$17,000	$17,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

2

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,555,000	$2,865,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Index Fund of BlackRock Index Funds, Inc.	$9,100	$9,100
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.	$11,200	$11,200
Master International Index Series of Quantitative Master Series LLC	$17,000	$17,000
Master Small Cap Index Series of Quantitative Master Series LLC	$17,000	$17,000

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Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,555,000 and $2,865,000, respectively, were billed by D&T to the Investment Adviser.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: February 27, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: February 27, 2015

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